UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Strategic Advisers®
Core Income Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2014

1.912894.103

SSC-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 7.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.0%
Ford Motor Co. 4.75% 1/15/43	$ 250,000	$ 253,361
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (e)	300,000	307,919
4.25% 6/15/23 (e)	2,536,000	2,659,463
		2,967,382
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 1.875% 5/29/19	1,400,000	1,408,396
Household Durables - 0.0%
Newell Rubbermaid, Inc. 4.7% 8/15/20	160,000	173,680
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. 1.2% 11/29/17	350,000	348,506
Media - 0.5%
CBS Corp. 4.3% 2/15/21	270,000	290,579
Comcast Corp.:
5.15% 3/1/20	2,184,000	2,511,997
5.7% 5/15/18	1,615,000	1,864,017
5.7% 7/1/19	1,100,000	1,293,212
6.5% 1/15/17	1,764,000	2,017,339
COX Communications, Inc. 3.25% 12/15/22 (e)	956,000	938,968
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.8% 3/15/22	70,000	72,221
5.2% 3/15/20	225,000	255,053
5.875% 10/1/19	2,697,000	3,151,180
Discovery Communications LLC:
3.25% 4/1/23	393,000	386,957
5.625% 8/15/19	225,000	259,192
NBCUniversal, Inc. 5.15% 4/30/20	1,870,000	2,149,445
News America Holdings, Inc. 7.75% 12/1/45	1,484,000	2,145,287
News America, Inc.:
6.15% 3/1/37	2,054,000	2,485,391
6.15% 2/15/41	1,375,000	1,675,372
Time Warner Cable, Inc.:
4% 9/1/21	16,424,000	17,636,715
4.5% 9/15/42	10,151,000	9,905,732
5.5% 9/1/41	1,495,000	1,652,015
5.85% 5/1/17	887,000	1,001,380
5.875% 11/15/40	1,393,000	1,624,263
6.75% 7/1/18	1,413,000	1,682,383
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
8.25% 4/1/19	$ 6,565,000	$ 8,356,569
8.75% 2/14/19	1,400,000	1,804,708
Time Warner, Inc.:
3.15% 7/15/15	1,450,000	1,492,720
4.7% 1/15/21	1,825,000	2,029,110
4.9% 6/15/42	7,000,000	7,256,690
6.2% 3/15/40	2,433,000	2,935,911
Viacom, Inc.:
2.5% 9/1/18	419,000	429,212
3.25% 3/15/23	625,000	616,362
3.5% 4/1/17	530,000	564,429
4.25% 9/1/23	6,988,000	7,359,887
4.375% 3/15/43	1,427,000	1,321,482
5.625% 9/15/19	775,000	897,034
Walt Disney Co.:
1.1% 12/1/17	300,000	298,715
2.75% 8/16/21	200,000	203,229
		90,564,756
Multiline Retail - 0.0%
Target Corp. 5.875% 7/15/16	600,000	666,188
Specialty Retail - 0.0%
Home Depot, Inc.:
4.875% 2/15/44	175,000	190,891
5.875% 12/16/36	200,000	245,690
		436,581
TOTAL CONSUMER DISCRETIONARY		96,818,850
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	3,375,000	3,920,707
Heineken NV:
1.4% 10/1/17 (e)	1,262,000	1,261,351
2.75% 4/1/23 (e)	1,319,000	1,268,404
PepsiCo, Inc. 4.5% 1/15/20	1,925,000	2,142,633
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)	1,593,000	1,661,254
		10,254,349
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.0%
CVS Caremark Corp.:
4% 12/5/23	$ 2,636,000	$ 2,779,335
5.3% 12/5/43	40,000	45,622
5.75% 6/1/17	1,625,000	1,837,750
6.125% 9/15/39	125,000	156,928
Kroger Co. 2.3% 1/15/19	170,000	171,690
Wal-Mart Stores, Inc.:
5.25% 9/1/35	600,000	695,870
5.8% 2/15/18	1,225,000	1,420,980
Walgreen Co. 1.8% 9/15/17	1,045,000	1,058,493
		8,166,668
Food Products - 0.1%
CF Industries Holdings, Inc.:
4.95% 6/1/43	125,000	126,076
5.375% 3/15/44	330,000	354,171
6.875% 5/1/18	120,000	141,998
ConAgra Foods, Inc.:
1.9% 1/25/18	919,000	925,169
3.2% 1/25/23	7,469,000	7,290,282
General Mills, Inc. 5.65% 2/15/19	440,000	514,254
Kraft Foods Group, Inc. 5.375% 2/10/20	1,450,000	1,664,658
Unilever Capital Corp. 4.25% 2/10/21	375,000	414,099
		11,430,707
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,988,000	4,809,579
4% 1/31/24	2,909,000	2,999,755
5.375% 1/31/44	3,303,000	3,582,378
9.25% 8/6/19	449,000	600,356
9.7% 11/10/18	1,278,000	1,690,343
Lorillard Tobacco Co. 3.75% 5/20/23	345,000	340,261
Philip Morris International, Inc.:
3.875% 8/21/42	400,000	370,246
5.65% 5/16/18	2,400,000	2,764,745
Reynolds American, Inc.:
3.25% 11/1/22	12,294,000	11,877,024
4.75% 11/1/42	9,939,000	9,587,010
6.15% 9/15/43	1,299,000	1,497,651
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17	$ 1,810,000	$ 2,091,908
7.25% 6/15/37	2,443,000	3,048,033
		45,259,289
TOTAL CONSUMER STAPLES		75,111,013
ENERGY - 1.3%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (e)	1,717,000	1,817,709
5.35% 3/15/20 (e)	2,258,000	2,474,917
5.85% 5/21/43 (e)(g)	4,562,000	4,311,090
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,212,000	1,319,257
Halliburton Co.:
4.75% 8/1/43	250,000	269,972
6.7% 9/15/38	225,000	304,022
Transocean, Inc. 5.05% 12/15/16	1,260,000	1,373,149
Weatherford International Ltd. 5.125% 9/15/20	830,000	927,278
		12,797,394
Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp. 6.95% 7/1/24	300,000	384,366
Apache Corp. 3.625% 2/1/21	305,000	324,892
Buckeye Partners LP 2.65% 11/15/18	185,000	185,237
Cenovus Energy, Inc. 6.75% 11/15/39	675,000	878,625
Chevron Corp.:
2.355% 12/5/22	475,000	455,504
4.95% 3/3/19	975,000	1,118,481
CNOOC Nexen Finance 2014 ULC 1.625% 4/30/17	970,000	977,414
ConocoPhillips Co. 2.4% 12/15/22	1,425,000	1,369,060
Continental Resources, Inc. 4.5% 4/15/23	490,000	524,391
DCP Midstream Operating LP:
2.5% 12/1/17	1,182,000	1,215,720
2.7% 4/1/19	362,000	366,598
3.875% 3/15/23	11,590,000	11,728,906
5.6% 4/1/44	3,773,000	4,162,736
Devon Energy Corp. 2.25% 12/15/18	730,000	738,390
Ecopetrol SA 5.875% 5/28/45	150,000	154,500
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enable Midstream Partners LP:
2.4% 5/15/19 (e)	$ 1,148,000	$ 1,151,264
3.9% 5/15/24 (e)	1,210,000	1,212,661
Enbridge Energy Partners LP 4.2% 9/15/21	2,044,000	2,164,392
Encana Corp. 6.625% 8/15/37	125,000	157,434
Energy Transfer Partners LP 5.15% 2/1/43	275,000	279,751
Enterprise Products Operating LP:
4.85% 3/15/44	450,000	468,405
6.5% 1/31/19	2,075,000	2,470,856
EOG Resources, Inc. 4.1% 2/1/21	285,000	311,098
Kinder Morgan Energy Partners LP:
5% 3/1/43	300,000	298,431
6.85% 2/15/20	1,650,000	1,982,335
Marathon Petroleum Corp. 5.125% 3/1/21	2,870,000	3,267,174
Motiva Enterprises LLC 5.75% 1/15/20 (e)	1,497,000	1,711,610
Nakilat, Inc. 6.067% 12/31/33 (e)	666,000	720,079
Noble Energy, Inc.:
5.25% 11/15/43	70,000	77,112
6% 3/1/41	230,000	277,860
Occidental Petroleum Corp. 4.1% 2/1/21	825,000	905,841
ONEOK Partners LP 3.375% 10/1/22	950,000	943,273
Petro-Canada 6.05% 5/15/18	497,000	576,740
Petrobras Global Finance BV:
4.375% 5/20/23	48,417,000	46,261,233
5.625% 5/20/43	3,425,000	3,075,835
7.25% 3/17/44	10,481,000	11,563,981
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	4,604,000	4,780,112
8.375% 12/10/18	2,350,000	2,793,563
Petroleos Mexicanos:
4.875% 1/18/24 (e)	2,616,000	2,786,040
5.5% 6/27/44	22,110,000	22,800,938
6.375% 1/23/45 (e)	12,393,000	14,267,441
6.5% 6/2/41	32,530,000	38,027,570
Phillips 66 Co. 4.3% 4/1/22	1,979,000	2,148,084
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	5,776,000	5,971,899
Schlumberger Investment SA 3.65% 12/1/23	210,000	218,325
Shell International Finance BV:
4.3% 9/22/19	425,000	473,487
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Shell International Finance BV: - continued
4.375% 3/25/20	$ 825,000	$ 921,415
4.55% 8/12/43	365,000	386,094
Spectra Energy Partners, LP:
2.95% 6/15/16	737,000	766,964
2.95% 9/25/18	585,000	607,432
4.6% 6/15/21	390,000	428,683
4.75% 3/15/24	6,000,000	6,505,434
Suncor Energy, Inc. 6.1% 6/1/18	1,527,000	1,778,240
Total Capital International SA 2.7% 1/25/23	620,000	603,003
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	482,000	529,520
Western Gas Partners LP:
2.6% 8/15/18	170,000	173,586
5.375% 6/1/21	2,207,000	2,494,223
Williams Partners LP:
4.125% 11/15/20	394,000	420,545
4.3% 3/4/24	2,607,000	2,705,094
5.25% 3/15/20	350,000	392,106
5.4% 3/4/44	160,000	171,290
XTO Energy, Inc. 5.5% 6/15/18	225,000	260,082
		217,873,355
TOTAL ENERGY		230,670,749
FINANCIALS - 3.0%
Banks - 1.3%
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (e)	4,035,000	4,115,700
Bank of America Corp.:
3.3% 1/11/23	19,058,000	18,744,210
3.875% 3/22/17	890,000	952,148
4% 4/1/24	1,135,000	1,159,667
4.1% 7/24/23	23,302,000	24,067,261
4.125% 1/22/24	5,170,000	5,328,218
5.49% 3/15/19	800,000	906,778
5.65% 5/1/18	1,325,000	1,506,518
5.75% 12/1/17	3,470,000	3,929,858
6% 9/1/17	1,005,000	1,140,853
Bank of America NA 5.3% 3/15/17	984,000	1,084,141
Bank of Nova Scotia 2.9% 3/29/16	350,000	364,581
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Barclays Bank PLC:
2.5% 2/20/19	$ 2,500,000	$ 2,542,470
3.75% 5/15/24	425,000	429,460
5% 9/22/16	425,000	463,815
Capital One Bank NA 2.15% 11/21/18	270,000	272,498
Citigroup, Inc.:
3.375% 3/1/23	2,430,000	2,406,626
3.953% 6/15/16	1,713,000	1,812,494
4.05% 7/30/22	1,159,000	1,183,746
4.5% 1/14/22	2,773,000	3,004,354
4.587% 12/15/15	500,000	528,792
4.75% 5/19/15	5,000,000	5,194,505
5.3% 5/6/44	6,878,000	7,019,322
5.5% 2/15/17	1,225,000	1,352,797
5.5% 9/13/25	7,460,000	8,236,392
6.125% 5/15/18	1,195,000	1,381,730
Credit Suisse AG 6% 2/15/18	2,745,000	3,140,793
Credit Suisse New York Branch 4.375% 8/5/20	400,000	436,193
Discover Bank:
2% 2/21/18	4,000,000	4,028,736
4.2% 8/8/23	2,424,000	2,551,595
7% 4/15/20	3,143,000	3,786,328
8.7% 11/18/19	357,000	454,181
Export-Import Bank of Korea 5.125% 6/29/20	800,000	907,571
Fifth Third Bancorp:
4.5% 6/1/18	520,000	569,241
8.25% 3/1/38	603,000	885,212
HBOS PLC 6.75% 5/21/18 (e)	773,000	891,851
HSBC Holdings PLC:
4% 3/30/22	1,350,000	1,437,327
4.25% 3/14/24	1,872,000	1,925,786
5.25% 3/14/44	1,356,000	1,431,128
6.5% 5/2/36	300,000	365,217
Huntington Bancshares, Inc. 7% 12/15/20	404,000	491,198
JPMorgan Chase & Co.:
2.35% 1/28/19	3,149,000	3,185,220
3.2% 1/25/23	7,206,000	7,134,243
3.25% 9/23/22	11,642,000	11,638,938
3.375% 5/1/23	425,000	414,803
3.625% 5/13/24	800,000	804,762
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
4.35% 8/15/21	$ 3,217,000	$ 3,501,955
4.5% 1/24/22	2,000,000	2,184,360
4.95% 3/25/20	3,248,000	3,658,986
5.625% 8/16/43	145,000	162,096
6.3% 4/23/19	900,000	1,067,333
KeyBank NA 1.65% 2/1/18	1,802,000	1,805,889
Lloyds Bank PLC:
2.3% 11/27/18	275,000	280,330
4.875% 1/21/16	425,000	454,188
Marshall & Ilsley Bank 5% 1/17/17	4,118,000	4,466,148
PNC Bank NA 6.875% 4/1/18	250,000	295,274
PNC Financial Services Group, Inc.:
2.854% 11/9/22	275,000	268,952
3.9% 4/29/24	375,000	382,264
Rabobank (Netherlands) NV 2.125% 10/13/15	550,000	562,807
Regions Bank:
6.45% 6/26/37	2,533,000	2,993,373
7.5% 5/15/18	7,751,000	9,228,651
Regions Financial Corp. 2% 5/15/18	3,125,000	3,115,694
Royal Bank of Scotland Group PLC:
6% 12/19/23	21,950,000	23,524,583
6.1% 6/10/23	20,527,000	22,237,576
6.125% 12/15/22	5,889,000	6,406,979
6.4% 10/21/19	600,000	704,262
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23	250,000	262,642
Svenska Handelsbanken AB 2.5% 1/25/19	585,000	598,712
Wells Fargo & Co.:
3.45% 2/13/23	2,700,000	2,679,221
4.125% 8/15/23	280,000	289,564
4.48% 1/16/24	1,094,000	1,157,619
5.625% 12/11/17	1,975,000	2,247,748
		240,146,463
Capital Markets - 0.6%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,351,000	1,397,284
Goldman Sachs Group, Inc.:
1.748% 9/15/17	10,433,000	10,430,111
2.625% 1/31/19	8,273,000	8,384,032
2.9% 7/19/18	4,471,000	4,620,729
3.625% 1/22/23	2,275,000	2,276,902
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.25% 7/27/21	$ 2,497,000	$ 2,804,114
5.75% 1/24/22	3,211,000	3,711,662
5.95% 1/18/18	1,219,000	1,388,749
6.15% 4/1/18	1,600,000	1,839,533
6.75% 10/1/37	27,678,000	33,162,756
Lazard Group LLC:
4.25% 11/14/20	1,680,000	1,761,114
6.85% 6/15/17	623,000	709,921
Morgan Stanley:
2.125% 4/25/18	4,396,000	4,434,738
3.75% 2/25/23	5,400,000	5,478,905
3.8% 4/29/16	925,000	973,793
3.875% 4/29/24	1,100,000	1,110,963
4.1% 5/22/23	2,380,000	2,393,614
4.875% 11/1/22	14,750,000	15,779,462
5% 11/24/25	872,000	924,115
5.625% 9/23/19	500,000	575,282
5.75% 1/25/21	3,389,000	3,919,090
6.625% 4/1/18	2,019,000	2,363,668
7.3% 5/13/19	1,209,000	1,476,611
Nomura Holdings, Inc. 2.75% 3/19/19	1,315,000	1,332,775
		113,249,923
Consumer Finance - 0.1%
American Express Co. 2.65% 12/2/22	1,000,000	976,630
Capital One Financial Corp. 6.15% 9/1/16	600,000	665,989
Discover Financial Services:
3.85% 11/21/22	1,943,000	1,972,017
5.2% 4/27/22	1,093,000	1,209,614
Ford Motor Credit Co. LLC:
1.7% 5/9/16	4,009,000	4,069,139
5.75% 2/1/21	1,130,000	1,309,795
General Electric Capital Corp.:
3.45% 5/15/24	520,000	524,142
5.55% 5/4/20	3,825,000	4,465,401
5.875% 1/14/38	700,000	837,438
HSBC Finance Corp. 6.676% 1/15/21	1,050,000	1,256,059
Hyundai Capital America:
1.625% 10/2/15 (e)	797,000	805,514
1.875% 8/9/16 (e)	832,000	845,414
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
2.125% 10/2/17 (e)	$ 881,000	$ 894,611
2.875% 8/9/18 (e)	1,475,000	1,524,759
Toyota Motor Credit Corp. 2.625% 1/10/23	375,000	364,871
		21,721,393
Diversified Financial Services - 0.1%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22	115,000	114,286
AGL Capital Corp. 4.4% 6/1/43	290,000	296,463
BP Capital Markets PLC 4.5% 10/1/20	2,225,000	2,472,925
Five Corners Funding Trust 4.419% 11/15/23 (e)	3,420,000	3,616,383
GlaxoSmithKline Capital PLC 1.5% 5/8/17	1,475,000	1,492,986
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23	1,050,000	1,024,855
ING Bank NV 5.8% 9/25/23 (e)	1,690,000	1,887,715
JPMorgan Chase Bank 6% 10/1/17	1,550,000	1,766,386
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	2,461,000	2,474,100
TECO Finance, Inc. 5.15% 3/15/20	523,000	590,569
		15,736,668
Insurance - 0.3%
ACE INA Holdings, Inc. 2.7% 3/13/23	700,000	681,603
AIA Group Ltd. 2.25% 3/11/19 (e)	776,000	776,726
Allied World Assurance Co. Holdings Ltd. 7.5% 8/1/16	210,000	237,452
Allstate Corp. 4.5% 6/15/43	220,000	228,967
American International Group, Inc.:
4.875% 9/15/16	1,209,000	1,313,661
4.875% 6/1/22	1,482,000	1,656,577
5.6% 10/18/16	2,696,000	2,977,646
5.85% 1/16/18	1,125,000	1,286,843
Aon Corp. 5% 9/30/20	540,000	609,417
Axis Capital Holdings Ltd. 5.75% 12/1/14	1,589,000	1,629,842
Berkshire Hathaway Finance Corp.:
3% 5/15/22	1,275,000	1,287,305
5.4% 5/15/18	1,150,000	1,317,508
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(g)	2,630,000	2,722,050
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	2,819,000	3,207,565
5.5% 3/30/20	665,000	764,328
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)	1,847,000	2,044,871
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.: - continued
6.7% 8/15/16 (e)	$ 1,887,000	$ 2,118,193
Lincoln National Corp.:
6.3% 10/9/37	200,000	251,204
7% 6/15/40	275,000	383,854
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	390,000	389,900
4.8% 7/15/21	1,026,000	1,143,626
MetLife, Inc.:
1.756% 12/15/17 (c)	1,057,000	1,069,731
3.048% 12/15/22	2,916,000	2,886,639
4.368% 9/15/23	3,404,000	3,672,848
7.717% 2/15/19	650,000	811,869
Metropolitan Life Global Funding I 3% 1/10/23 (e)	1,569,000	1,556,829
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	1,338,000	2,024,518
Pacific LifeCorp:
5.125% 1/30/43 (e)	3,227,000	3,356,203
6% 2/10/20 (e)	174,000	199,916
Prudential Financial, Inc.:
2.3% 8/15/18	460,000	469,086
4.5% 11/16/21	1,118,000	1,231,301
4.75% 9/17/15	1,859,000	1,958,243
7.375% 6/15/19	438,000	544,934
Symetra Financial Corp. 6.125% 4/1/16 (e)	1,239,000	1,327,923
The Chubb Corp. 6% 5/11/37	200,000	252,527
The Travelers Companies, Inc.:
4.6% 8/1/43	205,000	218,197
5.8% 5/15/18	1,025,000	1,183,971
Unum Group 5.625% 9/15/20	3,216,000	3,717,960
		53,511,833
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	631,000	670,648
American Campus Communities Operating Partnership LP 3.75% 4/15/23	813,000	800,120
AvalonBay Communities, Inc.:
3.625% 10/1/20	1,495,000	1,574,673
4.2% 12/15/23	3,411,000	3,611,874
Boston Properties, Inc. 3.85% 2/1/23	2,456,000	2,541,100
Camden Property Trust:
2.95% 12/15/22	954,000	922,214
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust: - continued
4.25% 1/15/24	$ 2,838,000	$ 2,980,434
Developers Diversified Realty Corp.:
4.625% 7/15/22	1,599,000	1,719,096
4.75% 4/15/18	1,652,000	1,805,975
7.5% 4/1/17	663,000	768,290
9.625% 3/15/16	1,821,000	2,092,721
Duke Realty LP:
3.625% 4/15/23	1,382,000	1,371,787
3.875% 10/15/22	2,108,000	2,145,021
4.375% 6/15/22	1,237,000	1,306,467
5.5% 3/1/16	1,275,000	1,371,625
5.95% 2/15/17	389,000	433,751
6.5% 1/15/18	1,281,000	1,472,812
Equity One, Inc.:
3.75% 11/15/22	3,200,000	3,180,886
5.375% 10/15/15	203,000	215,215
6% 9/15/17	886,000	994,483
6.25% 1/15/17	646,000	718,789
Federal Realty Investment Trust:
5.9% 4/1/20	351,000	413,869
6.2% 1/15/17	307,000	345,822
Health Care REIT, Inc.:
2.25% 3/15/18	1,069,000	1,085,752
4.7% 9/15/17	437,000	479,739
Highwoods/Forsyth LP 3.2% 6/15/21	2,263,000	2,244,201
HRPT Properties Trust:
5.75% 11/1/15	564,000	584,627
6.65% 1/15/18	809,000	886,809
Lexington Corporate Properties Trust 4.4% 6/15/24	1,319,000	1,332,236
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (e)	1,152,000	1,158,715
Retail Opportunity Investments Partnership LP 5% 12/15/23	626,000	668,487
Simon Property Group LP:
4.125% 12/1/21	1,213,000	1,315,000
5.1% 6/15/15	795,000	833,144
United Dominion Realty Trust, Inc. 5.25% 1/15/15	439,000	451,227
Weingarten Realty Investors 3.375% 10/15/22	472,000	463,936
WP Carey, Inc. 4.6% 4/1/24	7,436,000	7,749,710
		52,711,255
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - 0.3%
BioMed Realty LP:
2.625% 5/1/19	$ 700,000	$ 704,302
3.85% 4/15/16	1,500,000	1,578,044
4.25% 7/15/22	975,000	1,008,395
6.125% 4/15/20	473,000	548,641
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,536,000	2,560,825
4.95% 4/15/18	1,511,000	1,648,312
5.7% 5/1/17	567,000	627,405
7.5% 5/15/15	324,000	344,044
Digital Realty Trust LP 4.5% 7/15/15	1,675,000	1,728,193
ERP Operating LP:
4.625% 12/15/21	2,855,000	3,153,887
4.75% 7/15/20	3,056,000	3,421,770
5.75% 6/15/17	437,000	494,942
Essex Portfolio LP 3.875% 5/1/24 (e)	2,685,000	2,739,626
Liberty Property LP:
3.375% 6/15/23	4,307,000	4,209,007
4.125% 6/15/22	1,061,000	1,104,881
4.75% 10/1/20	2,674,000	2,921,417
5.5% 12/15/16	799,000	876,303
6.625% 10/1/17	938,000	1,077,643
Mack-Cali Realty LP:
2.5% 12/15/17	1,744,000	1,768,503
3.15% 5/15/23	3,436,000	3,139,453
4.5% 4/18/22	644,000	651,170
Mid-America Apartments LP:
4.3% 10/15/23	666,000	692,842
5.5% 10/1/15 (e)	1,516,000	1,607,955
6.05% 9/1/16 (e)	1,122,000	1,234,244
Post Apartment Homes LP 3.375% 12/1/22	1,800,000	1,754,721
Prime Property Funding, Inc. 5.125% 6/1/15 (e)	1,762,000	1,829,719
Reckson Operating Partnership LP 6% 3/31/16	310,000	335,117
Regency Centers LP 5.25% 8/1/15	950,000	999,496
Tanger Properties LP:
3.875% 12/1/23	1,492,000	1,527,217
6.125% 6/1/20	1,439,000	1,696,991
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	$ 1,600,000	$ 1,621,317
4% 4/30/19	970,000	1,043,801
		50,650,183
TOTAL FINANCIALS		547,727,718
HEALTH CARE - 0.2%
Biotechnology - 0.0%
Amgen, Inc.:
3.45% 10/1/20	410,000	430,467
3.625% 5/22/24	505,000	509,208
4.5% 3/15/20	1,500,000	1,634,426
5.85% 6/1/17	145,000	163,860
Genentech, Inc. 4.75% 7/15/15	800,000	838,965
Gilead Sciences, Inc. 4.8% 4/1/44	330,000	348,616
		3,925,542
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 3.2% 6/15/23	340,000	337,277
Becton, Dickinson & Co. 5% 5/15/19	650,000	740,461
Medtronic, Inc.:
1.375% 4/1/18	350,000	349,040
3.625% 3/15/24	215,000	222,571
4.45% 3/15/20	235,000	262,615
		1,911,964
Health Care Providers & Services - 0.1%
Aetna, Inc.:
1.5% 11/15/17	305,000	306,443
3.95% 9/1/20	925,000	1,002,660
Ascension Health 4.847% 11/15/53	250,000	279,885
Cardinal Health, Inc. 4.625% 12/15/20	200,000	221,030
Catholic Health Initiatives 4.2% 8/1/23	400,000	415,173
Cigna Corp.:
4% 2/15/22	360,000	382,549
4.375% 12/15/20	305,000	332,784
5.125% 6/15/20	560,000	635,809
5.375% 2/15/42	125,000	142,821
Coventry Health Care, Inc. 5.45% 6/15/21	400,000	468,799
Express Scripts Holding Co. 4.75% 11/15/21	3,998,000	4,427,117
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.:
4.75% 3/1/21	$ 90,000	$ 100,282
7.5% 2/15/19	660,000	816,965
Medco Health Solutions, Inc. 4.125% 9/15/20	1,049,000	1,128,577
NYU Hospitals Center 5.75% 7/1/43	185,000	213,361
UnitedHealth Group, Inc.:
2.75% 2/15/23	412,000	400,972
2.875% 3/15/23	4,420,000	4,336,192
4.7% 2/15/21	240,000	268,234
4.875% 3/15/15	500,000	517,722
6.875% 2/15/38	125,000	169,460
WellPoint, Inc.:
3.125% 5/15/22	370,000	370,819
3.3% 1/15/23	4,345,000	4,327,720
3.7% 8/15/21	565,000	590,962
		21,856,336
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	928,000	976,759
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	2,480,000	2,500,951
2.9% 11/6/22	421,000	414,082
Johnson & Johnson 5.15% 7/15/18	340,000	390,221
Merck & Co., Inc.:
2.4% 9/15/22	1,275,000	1,220,769
3.875% 1/15/21	800,000	865,986
Mylan, Inc. 2.55% 3/28/19	150,000	151,569
Novartis Capital Corp. 4.4% 5/6/44	425,000	439,087
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22	350,000	338,328
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	829,000	838,077
6.125% 8/15/19	725,000	853,129
Zoetis, Inc.:
3.25% 2/1/23	5,975,000	5,902,254
4.7% 2/1/43	675,000	695,943
		14,610,396
TOTAL HEALTH CARE		43,280,997
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
General Dynamics Corp. 2.25% 11/15/22	$ 400,000	$ 378,816
Honeywell International, Inc. 5.375% 3/1/41	100,000	119,051
Lockheed Martin Corp.:
4.07% 12/15/42	175,000	170,267
4.25% 11/15/19	725,000	803,692
Precision Castparts Corp. 2.5% 1/15/23	200,000	192,113
The Boeing Co. 4.875% 2/15/20	650,000	740,780
United Technologies Corp. 6.125% 2/1/19	300,000	356,849
		2,761,568
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.:
3.125% 1/15/21	370,000	385,774
5.125% 4/1/19	775,000	892,827
		1,278,601
Airlines - 0.0%
Continental Airlines, Inc.:
4.15% 4/11/24	1,045,859	1,081,209
6.545% 8/2/20	224,631	251,587
6.795% 2/2/20	39,321	41,975
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	182,169	216,326
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	416,786	448,307
8.36% 1/20/19	1,471,862	1,663,204
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 2/15/27	205,000	212,688
		3,915,296
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	325,000	374,696
Waste Management, Inc. 4.75% 6/30/20	290,000	324,829
WMX Technologies, Inc. 4.6% 3/1/21	525,000	583,583
		1,283,108
Industrial Conglomerates - 0.0%
Covidien International Finance SA 2.95% 6/15/23	120,000	116,951
Machinery - 0.0%
Caterpillar, Inc. 3.9% 5/27/21	1,650,000	1,788,079
Cummins, Inc. 4.875% 10/1/43	50,000	55,126
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Machinery - continued
Deere & Co.:
2.6% 6/8/22	$ 800,000	$ 781,090
3.9% 6/9/42	250,000	238,345
		2,862,640
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 4.1% 6/1/21	950,000	1,025,845
Canadian National Railway Co. 2.85% 12/15/21	600,000	607,189
CSX Corp.:
4.1% 3/15/44	900,000	851,928
6.25% 3/15/18	400,000	467,656
Norfolk Southern Corp. 5.9% 6/15/19	2,075,000	2,434,512
Union Pacific Corp.:
4% 2/1/21	350,000	381,488
4.3% 6/15/42	100,000	101,390
		5,870,008
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (g)	755,000	835,219
TOTAL INDUSTRIALS		18,923,391
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
2.9% 3/4/21	150,000	152,878
4.45% 1/15/20	850,000	946,241
4.95% 2/15/19	550,000	623,997
		1,723,116
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	693,000	697,642
6.55% 10/1/17	612,000	710,438
		1,408,080
IT Services - 0.0%
IBM Corp. 3.375% 8/1/23	315,000	320,009
MasterCard, Inc. 3.375% 4/1/24	470,000	477,540
Xerox Corp. 2.95% 3/15/17	600,000	626,680
		1,424,229
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.0%
Intel Corp. 1.35% 12/15/17	$ 900,000	$ 901,060
Software - 0.0%
Microsoft Corp.:
2.5% 2/8/16	700,000	725,342
3% 10/1/20	470,000	490,980
Oracle Corp. 2.5% 10/15/22	1,400,000	1,353,255
		2,569,577
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 2.85% 5/6/21	2,160,000	2,187,408
Hewlett-Packard Co. 4.3% 6/1/21	500,000	534,754
		2,722,162
TOTAL INFORMATION TECHNOLOGY		10,748,224
MATERIALS - 0.4%
Chemicals - 0.1%
Agrium, Inc. 4.9% 6/1/43	225,000	229,778
E.I. du Pont de Nemours & Co.:
2.8% 2/15/23	425,000	415,550
6% 7/15/18	950,000	1,114,568
Ecolab, Inc. 4.35% 12/8/21	300,000	329,952
LYB International Finance BV 4% 7/15/23	190,000	198,816
LyondellBasell Industries NV 6% 11/15/21	1,110,000	1,326,883
Praxair, Inc. 4.5% 8/15/19	220,000	245,531
The Dow Chemical Co.:
4.125% 11/15/21	3,812,000	4,069,184
4.25% 11/15/20	3,430,000	3,713,291
		11,643,553
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	595,000	661,739
Containers & Packaging - 0.0%
Rock-Tenn Co. 4.9% 3/1/22	185,000	202,196
Metals & Mining - 0.3%
Anglo American Capital PLC 4.125% 4/15/21 (e)	4,013,000	4,073,348
Barrick Gold Corp.:
3.85% 4/1/22	1,931,000	1,877,040
4.1% 5/1/23	30,839,000	30,022,013
Barrick PD Australia Finance Pty Ltd. 4.95% 1/15/20	350,000	383,705
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
BHP Billiton Financial (U.S.A.) Ltd.:
5% 9/30/43	$ 195,000	$ 213,335
6.5% 4/1/19	425,000	514,083
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	1,810,000	1,867,417
4.25% 7/17/42 (e)	701,000	637,491
4.5% 8/13/23 (e)	1,153,000	1,230,048
5.625% 10/18/43 (e)	3,102,000	3,412,442
Freeport-McMoRan Copper & Gold, Inc.:
3.875% 3/15/23	9,593,000	9,453,355
5.45% 3/15/43	300,000	308,131
Rio Tinto Finance (U.S.A.) Ltd. 3.5% 11/2/20	425,000	444,150
Rio Tinto Finance (U.S.A.) PLC 1.375% 6/17/16	560,000	567,125
Teck Resources Ltd. 6.25% 7/15/41	160,000	174,072
Vale Overseas Ltd. 6.875% 11/10/39	100,000	111,716
		55,289,471
Paper & Forest Products - 0.0%
International Paper Co. 4.75% 2/15/22	1,560,000	1,723,090
TOTAL MATERIALS		69,520,049
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.3% 3/11/19	50,000,000	50,498,850
3.875% 8/15/21	2,475,000	2,630,123
5.35% 9/1/40	165,000	180,165
6.3% 1/15/38	2,523,000	3,056,430
BellSouth Capital Funding Corp. 7.875% 2/15/30	56,000	73,499
British Telecommunications PLC:
2.35% 2/14/19	275,000	277,454
9.625% 12/15/30	275,000	438,799
CenturyLink, Inc.:
5.15% 6/15/17	214,000	232,725
6% 4/1/17	534,000	588,735
6.15% 9/15/19	2,129,000	2,320,610
Embarq Corp.:
7.082% 6/1/16	1,743,000	1,935,969
7.995% 6/1/36	8,614,000	9,400,467
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
4.5% 9/15/20	$ 7,781,000	$ 8,594,854
6% 4/1/41	500,000	589,592
6.1% 4/15/18	4,623,000	5,363,757
6.55% 9/15/43	55,083,000	69,801,563
		155,983,592
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	2,609,000	2,687,270
3.125% 7/16/22	1,527,000	1,506,657
5% 3/30/20	1,175,000	1,321,082
Rogers Communications, Inc.:
3% 3/15/23	150,000	144,222
6.8% 8/15/18	200,000	238,912
		5,898,143
TOTAL TELECOMMUNICATION SERVICES		161,881,735
UTILITIES - 0.5%
Electric Utilities - 0.3%
Alabama Power Co. 3.85% 12/1/42	500,000	479,582
American Electric Power Co., Inc.:
1.65% 12/15/17	1,314,000	1,321,849
2.95% 12/15/22	984,000	959,055
Baltimore Gas & Electric Co. 3.35% 7/1/23	220,000	223,913
Cleveland Electric Illuminating Co. 5.7% 4/1/17	851,000	935,173
Duke Energy Carolinas LLC:
4.25% 12/15/41	400,000	411,575
6.1% 6/1/37	575,000	723,811
Duke Energy Corp. 2.1% 6/15/18	1,559,000	1,580,212
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	3,202,000	3,687,904
6.4% 9/15/20 (e)	3,844,000	4,546,103
Edison International 3.75% 9/15/17	940,000	1,006,014
Entergy Corp. 5.125% 9/15/20	545,000	607,228
FirstEnergy Corp.:
2.75% 3/15/18	2,291,000	2,316,549
4.25% 3/15/23	12,580,000	12,440,173
7.375% 11/15/31	7,945,000	9,341,151
FirstEnergy Solutions Corp. 6.05% 8/15/21	5,744,000	6,358,941
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
LG&E and KU Energy LLC:
2.125% 11/15/15	$ 1,070,000	$ 1,086,565
3.75% 11/15/20	686,000	727,983
Northeast Utilities 1.45% 5/1/18	774,000	762,408
Pacific Gas & Electric Co.:
5.125% 11/15/43	175,000	195,388
6.05% 3/1/34	675,000	830,626
PacifiCorp 5.75% 4/1/37	400,000	498,292
Pennsylvania Electric Co. 6.05% 9/1/17	1,245,000	1,371,293
Pepco Holdings, Inc. 2.7% 10/1/15	997,000	1,018,925
PPL Capital Funding, Inc. 3.4% 6/1/23	1,676,000	1,678,162
Progress Energy, Inc.:
4.4% 1/15/21	2,710,000	2,979,821
4.875% 12/1/19	450,000	510,233
Public Service Co. of Colorado 6.25% 9/1/37	350,000	462,421
Southern California Edison Co. 4.65% 10/1/43	775,000	848,125
Virginia Electric & Power Co. 6% 5/15/37	300,000	380,885
		60,290,360
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (e)	732,000	825,615
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	564,517
		1,390,132
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	429,000	446,434
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.5336% 9/30/66 (g)	4,583,000	4,232,859
5.2% 8/15/19	1,475,000	1,684,226
7.5% 6/30/66 (g)	924,000	1,001,385
NiSource Finance Corp.:
4.45% 12/1/21	820,000	885,638
4.8% 2/15/44	310,000	315,665
5.25% 2/15/43	2,232,000	2,391,885
5.45% 9/15/20	3,370,000	3,845,723
5.65% 2/1/45	190,000	214,789
5.8% 2/1/42	4,508,000	5,139,873
5.95% 6/15/41	1,711,000	1,986,206
PG&E Corp. 2.4% 3/1/19	511,000	517,440
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Puget Energy, Inc. 6% 9/1/21	$ 446,000	$ 527,479
Sempra Energy 2.3% 4/1/17	2,249,000	2,312,069
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	1,012,000	1,047,420
		26,102,657
TOTAL UTILITIES		88,229,583
TOTAL NONCONVERTIBLE BONDS (Cost $1,280,120,791)		1,342,912,309
U.S. Government and Government Agency Obligations - 11.1%

U.S. Government Agency Obligations - 0.1%
Fannie Mae:
0.875% 10/26/17	1,015,000	1,009,756
0.875% 5/21/18	545,000	536,675
1.625% 11/27/18	1,115,000	1,122,668
1.75% 6/20/19	1,510,000	1,517,444
1.875% 9/18/18	2,890,000	2,945,783
1.875% 2/19/19	755,000	766,309
4.375% 10/15/15	640,000	676,405
5.375% 6/12/17	445,000	504,805
Federal Farm Credit Bank 5.125% 8/25/16	350,000	386,588
Freddie Mac:
0.625% 11/1/16	460,000	460,442
0.75% 1/12/18	2,520,000	2,484,922
0.875% 10/14/16	945,000	951,886
0.875% 3/7/18	1,505,000	1,486,932
1% 9/29/17	705,000	705,402
1.25% 8/1/19	275,000	269,157
1.75% 5/30/19	430,000	432,643
2.375% 1/13/22	5,130,000	5,129,056
Tennessee Valley Authority:
3.875% 2/15/21	280,000	309,439
5.25% 9/15/39	670,000	804,009
5.5% 7/18/17	210,000	239,298
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		22,739,619
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - 11.0%
U.S. Treasury Bonds:
2.75% 8/15/42	$ 3,295,000	$ 2,953,144
3.375% 5/15/44	3,870,000	3,906,281
3.5% 2/15/39	13,200,000	13,816,691
3.625% 2/15/44	13,640,000	14,437,094
6.25% 5/15/30	4,375,000	6,241,896
U.S. Treasury Notes:
0.25% 10/31/15	2,795,000	2,797,401
0.25% 12/15/15	9,210,000	9,213,242
0.375% 8/31/15	21,415,000	21,475,219
0.375% 3/31/16	51,262,000	51,320,080
0.375% 4/30/16	1,840,000	1,841,078
0.375% 5/31/16	6,555,000	6,555,000
0.625% 8/15/16	2,805,000	2,815,300
0.625% 11/15/16	8,830,000	8,841,726
0.625% 5/31/17	15,620,000	15,534,574
0.625% 8/31/17	4,465,000	4,422,792
0.625% 9/30/17	3,855,000	3,813,139
0.625% 11/30/17	616,822,000	608,340,698
0.75% 10/31/17	54,112,000	53,676,561
0.75% 12/31/17	210,714,000	208,409,210
0.75% 2/28/18	260,280,000	256,680,848
0.875% 5/15/17	4,940,000	4,954,282
0.875% 1/31/18	2,670,000	2,649,142
1% 8/31/16	5,785,000	5,853,697
1% 10/31/16	4,845,000	4,897,612
1% 3/31/17	12,515,000	12,608,863
1.25% 10/31/18	82,458,000	82,045,710
1.375% 11/30/15	18,385,000	18,701,718
1.375% 9/30/18	15,118,000	15,141,614
1.5% 6/30/16	10,115,000	10,342,588
1.5% 8/31/18	12,270,000	12,369,694
1.5% 12/31/18	45,539,000	45,706,219
1.5% 1/31/19	132,274,000	132,594,368
1.5% 5/31/19	75,000,000	74,859,375
1.625% 4/30/19	192,005,000	192,965,025
1.75% 5/31/16	11,225,000	11,531,061
1.875% 9/30/17	2,230,000	2,297,248
2% 11/30/20	10,840,000	10,869,637
2% 2/28/21	26,703,000	26,686,311
2% 2/15/22	1,950,000	1,925,017
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.125% 8/31/20	$ 1,080,000	$ 1,094,850
2.125% 1/31/21	3,207,000	3,233,057
2.375% 7/31/17	1,110,000	1,161,772
2.5% 8/15/23	3,420,000	3,450,192
2.5% 5/15/24	8,435,000	8,454,772
3.5% 2/15/18	2,250,000	2,446,173
TOTAL U.S. TREASURY OBLIGATIONS		1,985,931,971
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,000,666,928)		2,008,671,590
U.S. Government Agency - Mortgage Securities - 4.3%

Fannie Mae - 2.7%
2.303% 6/1/36 (g)	29,842	31,605
2.45% 2/1/35 (g)	497,837	531,596
2.5% 9/1/27 to 5/1/43	11,605,486	11,538,738
2.643% 7/1/37 (g)	58,719	62,701
3% 5/1/27 to 1/1/44	123,192,417	122,434,104
3% 6/1/29 (f)	500,000	519,805
3% 6/1/29 (f)	1,000,000	1,039,609
3% 6/1/29 (f)	3,500,000	3,638,633
3% 7/1/44 (f)	1,500,000	1,479,718
3.5% 10/1/25 to 8/1/43	35,665,361	36,941,019
3.5% 6/1/29 (f)	1,500,000	1,585,781
3.5% 6/1/29 (f)	1,000,000	1,057,188
3.5% 6/1/29 (f)	2,000,000	2,114,375
3.5% 6/1/29 (f)	5,000,000	5,285,938
3.5% 6/1/44 (f)	9,000,000	9,268,483
3.5% 6/1/44 (f)	1,500,000	1,544,747
3.5% 6/1/44 (f)	1,000,000	1,029,831
3.5% 6/1/44 (f)	6,900,000	7,105,837
3.5% 6/1/44 (f)	300,000	308,949
3.5% 6/1/44 (f)	500,000	514,916
4% 9/1/26 to 1/1/44	64,910,550	69,010,699
4% 6/1/29 (f)	2,000,000	2,126,875
4% 6/1/44 (f)	1,500,000	1,588,711
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4% 6/1/44 (f)	$ 39,700,000	$ 42,047,882
4% 6/1/44 (f)	1,800,000	1,906,453
4% 6/1/44 (f)	3,000,000	3,177,422
4% 6/1/44 (f)	4,000,000	4,236,562
4% 6/1/44 (f)	2,400,000	2,541,937
4% 6/1/44 (f)	1,000,000	1,059,141
4% 6/1/44 (f)	500,000	529,570
4% 6/1/44 (f)	1,400,000	1,482,797
4% 6/1/44 (f)	12,400,000	13,133,343
4.5% 6/1/24 to 5/1/44	34,840,644	37,787,596
4.5% 6/1/44 (f)	1,000,000	1,080,882
4.5% 6/1/44 (f)	14,000,000	15,132,341
4.5% 6/1/44 (f)	1,000,000	1,080,882
4.5% 6/1/44 (f)	6,900,000	7,458,082
4.5% 6/1/44 (f)	500,000	540,441
4.5% 7/1/44 (f)	500,000	538,976
5% 6/1/20 to 7/1/37	12,666,330	14,007,980
5% 6/1/44 (f)	3,000,000	3,314,266
5.5% 7/1/28 to 2/1/38	17,998,971	20,156,196
5.5% 6/1/44 (f)	5,000,000	5,571,949
5.5% 6/1/44 (f)	7,000,000	7,800,729
5.5% 6/1/44 (f)	2,000,000	2,228,780
5.5% 6/1/44 (f)	2,000,000	2,228,780
6% 3/1/22 to 1/1/42	22,055,147	24,868,823
6.5% 2/1/36	16,266	18,302
TOTAL FANNIE MAE		494,689,970
Freddie Mac - 0.7%
2.5% 3/1/28 to 1/1/43	1,741,830	1,748,618
3% 6/1/42 to 8/1/43	18,289,416	18,127,895
3.065% 10/1/35 (g)	39,984	42,695
3.5% 1/1/26 to 7/1/43	24,380,097	25,160,458
3.5% 6/1/44 (f)	1,000,000	1,028,347
4% 6/1/24 to 1/1/44	26,832,163	28,500,569
4% 6/1/44 (f)	1,500,000	1,586,484
4.5% 7/1/25 to 10/1/41	19,923,120	21,657,167
4.5% 6/1/44 (f)	500,000	540,480
4.5% 6/1/44 (f)	6,300,000	6,810,045
5% 10/1/33 to 9/1/40	11,974,314	13,245,443
5.5% 3/1/34 to 7/1/35	2,600,220	2,913,567
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
6% 7/1/37 to 9/1/38	$ 1,183,845	$ 1,327,345
6.5% 9/1/39	2,757,180	3,090,906
TOTAL FREDDIE MAC		125,780,019
Ginnie Mae - 0.9%
3% 8/20/42 to 4/15/43	5,748,280	5,799,732
3% 6/1/44 (f)	3,600,000	3,622,479
3.5% 11/15/41 to 1/20/44	33,428,262	34,824,633
3.5% 6/1/44 (f)	1,500,000	1,558,810
3.5% 6/1/44 (f)	6,400,000	6,656,922
4% 8/15/40 to 2/20/42	26,664,128	28,528,809
4% 6/1/44 (f)	500,000	533,789
4% 6/1/44 (f)	1,000,000	1,067,578
4% 6/1/44 (f)	1,000,000	1,067,578
4% 6/1/44 (f)	900,000	960,820
4.5% 5/15/39 to 4/15/41	25,041,477	27,361,770
4.5% 7/1/44 (f)	5,000,000	5,433,314
4.5% 7/1/44 (f)	1,500,000	1,629,994
5% 7/15/39 to 9/15/41	20,155,923	22,399,746
5% 6/1/44 (f)	1,500,000	1,647,758
5.5% 12/20/28 to 3/20/41	3,250,235	3,677,255
6% 8/15/32 to 6/15/36	4,339,925	5,013,539
6% 6/1/44 (f)	1,500,000	1,686,563
TOTAL GINNIE MAE		153,471,089
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $764,240,322)		773,941,078
Asset-Backed Securities - 0.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.62% 4/25/35 (g)	106,210	93,265
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8% 3/25/34 (g)	39,318	36,366
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2023% 12/25/33 (g)	9,441	8,515
Series 2004-R2 Class M3, 0.9773% 4/25/34 (g)	14,473	9,495
Series 2005-R2 Class M1, 0.6% 4/25/35 (g)	123,180	122,134
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9323% 3/25/34 (g)	$ 7,674	$ 7,241
Series 2004-W7 Class M1, 0.9773% 5/25/34 (g)	204,000	187,724
Series 2006-W4 Class A2C, 0.31% 5/25/36 (g)	192,927	68,208
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2923% 12/25/36 (g)	289,000	177,313
Chase Issuance Trust Series 2012-A4 Class A4, 1.58% 8/16/21	1,200,000	1,171,037
Citibank Credit Card Issuance Trust Series 2014-A1 Class A1, 2.88% 1/23/23	700,000	715,769
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4% 3/25/32 (MGIC Investment Corp. Insured) (g)	4,144	2,243
Series 2004-3 Class M4, 1.6073% 4/25/34 (g)	13,235	9,659
Series 2004-4 Class M2, 0.9473% 6/25/34 (g)	50,879	50,159
Series 2004-7 Class AF5, 5.868% 1/25/35 (c)	1,191,705	1,249,849
Fannie Mae Series 2004-T5 Class AB3, 1.0117% 5/28/35 (g)	6,234	5,800
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.975% 3/25/34 (g)	2,238	2,062
Fremont Home Loan Trust Series 2005-A Class M4, 1.17% 1/25/35 (g)	55,381	31,011
GE Business Loan Trust:
Series 2003-1 Class A, 0.5811% 4/15/31 (e)(g)	8,871	8,562
Series 2006-2A:
Class A, 0.3311% 11/15/34 (e)(g)	169,988	159,830
Class B, 0.4311% 11/15/34 (e)(g)	61,485	56,586
Class C, 0.5311% 11/15/34 (e)(g)	102,173	89,260
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (e)	65,519	5,027
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.47% 8/25/33 (g)	36,381	34,603
Series 2003-3 Class M1, 1.44% 8/25/33 (g)	82,453	77,398
Series 2003-5 Class A2, 0.85% 12/25/33 (g)	5,278	4,904
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3423% 1/25/37 (g)	231,000	125,106
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2823% 11/25/36 (g)	177,415	175,186
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5644% 12/27/29 (g)	45,159	44,709
Keycorp Student Loan Trust Series 2006-A Class 2C, 1.3844% 3/27/42 (g)	406,000	65,849
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.45% 5/25/37 (g)	76,109	592
Asset-Backed Securities - continued
	Principal Amount	Value
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9% 7/25/34 (g)	$ 15,303	$ 13,076
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.125% 7/25/34 (g)	60,665	52,054
Series 2006-FM1 Class A2B, 0.2623% 4/25/37 (g)	114,238	104,968
Series 2006-OPT1 Class A1A, 0.6723% 6/25/35 (g)	291,617	276,237
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.83% 8/25/34 (g)	9,173	8,744
Series 2004-NC8 Class M6, 2.025% 9/25/34 (g)	18,326	12,086
Series 2005-NC1 Class M1, 0.81% 1/25/35 (g)	64,000	58,967
Series 2005-NC2 Class B1, 1.905% 3/25/35 (g)	39,160	2,350
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.66% 9/25/35 (g)	229,000	190,989
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4% 9/25/34 (g)	85,000	76,445
Class M4, 1.6% 9/25/34 (g)	109,000	69,615
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.95% 4/25/33 (g)	815	773
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1834% 6/15/33 (g)	156,371	139,649
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.01% 9/25/34 (g)	4,618	4,337
TOTAL ASSET-BACKED SECURITIES (Cost $5,316,800)		5,805,752
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.572% 10/25/34 (g)	98,250	98,208
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3293% 12/20/54 (g)	682,000	659,426
Class M1, 0.4893% 12/20/54 (g)	179,000	171,858
Series 2007-1:
Class 1M1, 0.4493% 12/20/54 (g)	226,000	217,661
Class 2M1, 0.6493% 12/20/54 (g)	290,000	278,951
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6463% 8/25/36 (g)	198,014	167,733
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.36% 5/25/47 (g)	84,929	69,764
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.32% 2/25/37 (g)	149,086	136,525
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.44% 7/25/35 (g)	$ 223,506	$ 212,691
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5004% 7/10/35 (e)(g)	78,756	72,421
Class B6, 3.0004% 7/10/35 (e)(g)	104,462	97,216
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (g)	4,488	4,325
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5126% 4/25/33 (g)	27,706	27,713
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,876,386)		2,214,492
Commercial Mortgage Securities - 1.6%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-3 Class A4, 4.668% 7/10/43	2,332,000	2,389,586
Series 2006-2 Class AAB, 5.901% 5/10/45 (g)	98,795	100,807
Series 2006-3 Class A4, 5.889% 7/10/44	3,012,842	3,262,224
Series 2006-4 Class A4, 5.634% 7/10/46	1,954,406	2,112,535
Series 2006-6 Class A3, 5.369% 10/10/45	554,000	567,976
Series 2005-3 Class A3B, 5.09% 7/10/43 (g)	860,000	877,494
Series 2006-6 Class E, 5.619% 10/10/45 (e)	160,000	17,689
Series 2007-3:
Class A3, 5.7155% 6/10/49 (g)	440,101	439,785
Class A4, 5.7155% 6/10/49 (g)	577,000	635,396
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 0.55% 11/25/35 (e)(g)	61,071	53,160
Series 2005-4A:
Class A2, 0.54% 1/25/36 (e)(g)	151,364	137,530
Class M1, 0.6% 1/25/36 (e)(g)	48,856	27,093
Series 2006-4A Class A2, 0.42% 12/25/36 (e)(g)	461,142	385,605
Series 2007-1 Class A2, 0.42% 3/25/37 (e)(g)	99,826	69,743
Series 2007-2A:
Class A1, 0.42% 7/25/37 (e)(g)	282,409	233,800
Class A2, 0.47% 7/25/37 (e)(g)	264,409	192,817
Class M1, 0.52% 7/25/37 (e)(g)	89,998	29,419
Class M4, 0.8% 7/25/37 (e)(g)	32,568	1,005
Series 2007-3:
Class A2, 0.44% 7/25/37 (e)(g)	94,327	67,975
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-3: - continued
Class M1, 0.46% 7/25/37 (e)(g)	$ 49,989	$ 32,107
Class M2, 0.49% 7/25/37 (e)(g)	53,467	30,498
Class M3, 0.52% 7/25/37 (e)(g)	85,634	36,799
Class M4, 0.65% 7/25/37 (e)(g)	135,188	33,364
Class M5, 0.75% 7/25/37 (e)(g)	68,681	15,420
Class M6, 0.95% 7/25/37 (e)(g)	10,636	73
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-T20 Class A4B, 5.2884% 10/12/42 (g)	700,000	738,193
Series 2006-T22 Class A4, 5.761% 4/12/38 (g)	34,161	36,460
C-BASS Trust floater Series 2006-SC1 Class A, 0.4243% 5/25/36 (e)(g)	77,783	75,010
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.8927% 12/10/49 (g)	3,500,000	3,883,082
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	223,885	228,106
Class A4, 5.322% 12/11/49	2,050,000	2,238,895
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	310,000	296,353
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	230,000	225,985
Series 2013-CR8 Class A4, 3.334% 6/10/46	500,000	505,753
Series 2013-CR12 Class A4, 4.046% 10/10/46	700,000	742,026
Series 2014-CR15 Class A2, 2.968% 2/10/47	2,100,000	2,184,338
COMM Mortgage Trust pass-thru certificates floater Series 2006-FL12 Class AJ, 0.2811% 12/15/20 (e)(g)	90,245	89,906
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8658% 6/15/39 (g)	4,553,179	4,955,716
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	251,000	277,473
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5011% 4/15/22 (e)(g)	988,000	965,873
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2005-C2 Class A4, 4.832% 4/15/37	400,000	409,770
Series 2006-C1 Class AM, 5.6444% 2/15/39 (g)	500,000	534,099
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.4711% 2/15/22 (e)(g)	9,098	9,004
Series 2007-C1 Class B, 5.487% 2/15/40 (e)(g)	420,000	59,526
Commercial Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac:
sequential payer:
Series K033 Class A2, 3.06% 7/25/23	$ 540,000	$ 550,032
Series K034 Class A2, 3.531% 7/25/23	230,000	242,010
Series K032 Class A2, 3.31% 5/25/23	710,000	736,525
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	617,000	674,465
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	8,519,000	9,325,817
GS Mortgage Securities Corp. Trust Series 2013- C, 2.974% 1/10/30 (e)	720,000	732,015
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	1,645,698	1,787,829
Series 2014-GC18, 2.924% 1/10/47	800,000	831,511
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	760,000	775,816
Class DFX, 4.4065% 11/5/30 (e)	7,193,000	7,467,273
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class F, 0.4811% 11/15/18 (e)(g)	57,563	56,707
Class G, 0.5111% 11/15/18 (e)(g)	49,865	48,369
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	13,302	13,283
Class A4, 5.429% 12/12/43	2,540,000	2,743,777
Series 2007-CB18 Class A4, 5.44% 6/12/47	22,493,095	24,631,131
Series 2007-CB20 Class A4, 5.794% 2/12/51	10,000,000	11,130,940
Series 2007-LD11 Class A4, 5.9891% 6/15/49 (g)	44,825,239	49,485,092
Series 2007-LDPX Class A3, 5.42% 1/15/49	1,100,128	1,205,616
Series 2005-LDP4 Class AM, 4.999% 10/15/42 (g)	570,000	597,281
Series 2007-CB19:
Class B, 5.8947% 2/12/49 (g)	24,000	8,306
Class C, 5.8947% 2/12/49 (g)	62,000	11,902
Class D, 5.8947% 2/12/49 (g)	65,000	8,936
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (g)	23,000	2,760
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0799% 7/15/44 (g)	2,110,000	2,352,352
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A2, 5.3% 11/15/38	143,134	147,937
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5511% 9/15/21 (e)(g)	16,097	16,042
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6008% 1/12/44 (e)(g)	$ 241,000	$ 215,093
Series 2006-C1 Class AM, 5.8625% 5/12/39 (g)	820,000	884,943
Series 2007-C1 Class A4, 6.0324% 6/12/50 (g)	7,022,000	7,814,320
Series 2008-C1 Class A4, 5.69% 2/12/51	579,519	650,891
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2703% 12/12/49 (g)	13,741	13,712
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (g)	12,020,000	12,975,362
Class ASB, 5.133% 12/12/49 (g)	104,521	107,104
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	2,446,000	2,693,391
Series 2007-7 Class A4, 5.81% 6/12/50 (g)	1,504,000	1,666,151
Series 2006-1 Class AM, 5.7018% 2/12/39 (g)	970,000	1,042,986
Series 2007-6 Class B, 5.635% 3/12/51 (g)	277,000	91,410
Series 2007-7 Class B, 5.9126% 6/12/50 (g)	356,000	13,001
Series 2007-8 Class A3, 6.0908% 8/12/49 (g)	239,000	267,718
Morgan Stanley BAML Trust Series 2014-C14 Class A2, 3.077% 2/15/47	2,500,000	2,594,795
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.352% 7/15/19 (e)(g)	57,391	35,726
Series 2007-XLFA:
Class C, 0.312% 10/15/20 (e)(g)	159,000	157,742
Class D, 0.342% 10/15/20 (e)(g)	107,000	105,296
Class E, 0.402% 10/15/20 (e)(g)	134,000	131,196
Series 2006-T23 Class A3, 5.9816% 8/12/41 (g)	126,062	127,313
Series 2007-HQ12 Class A4, 5.7773% 4/12/49 (g)	1,466,000	1,546,236
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (g)	4,221,000	4,660,495
Class B, 5.9061% 4/15/49 (g)	68,000	15,085
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-C16 Class AJ, 4.896% 10/15/41 (g)	500,000	509,091
Series 2006-WL7A Class G, 0.5111% 9/15/21 (e)(g)	167,601	164,306
Series 2007-WHL8 Class F, 0.6311% 6/15/20 (e)(g)	686,000	633,138
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	197,430	213,680
Series 2006-C29 Class A4, 5.308% 11/15/48	1,354,306	1,473,968
Series 2007-C30 Class A5, 5.342% 12/15/43	22,377,000	24,460,386
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-C31 Class A4, 5.509% 4/15/47	$ 48,090,000	$ 52,223,768
Series 2007-C33:
Class A4, 6.1321% 2/15/51 (g)	16,542,000	18,170,312
Class A5, 6.1321% 2/15/51 (g)	4,253,000	4,760,030
Series 2005-C19 Class B, 4.892% 5/15/44	277,000	284,031
Series 2005-C22:
Class B, 5.5471% 12/15/44 (g)	614,000	616,370
Class F, 5.5471% 12/15/44 (e)(g)	462,000	101,640
Series 2006-C27 Class A3, 5.765% 7/15/45 (g)	831,915	886,786
Series 2007-C31 Class C, 5.8591% 4/15/47 (g)	1,142,000	1,098,524
Series 2007-C31A Class A2, 5.421% 4/15/47	80,468	80,562
Series 2007-C32:
Class D, 5.9341% 6/15/49 (g)	208,000	113,344
Class E, 5.9341% 6/15/49 (g)	328,000	150,672
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C11 Class A4, 3.037% 3/15/45	365,000	363,326
Series 2014-LC14 Class A2, 2.862% 3/15/47	1,600,000	1,657,958
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $291,616,063)		291,561,050
Municipal Securities - 0.5%

Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49	500,000	681,835
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	465,000	472,956
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	435,000	612,363
6.2% 3/1/19	1,340,000	1,603,417
7.3% 10/1/39	4,395,000	6,145,221
7.5% 4/1/34	2,915,000	4,136,064
7.6% 11/1/40	9,910,000	14,699,899
7.625% 3/1/40	6,375,000	9,294,176
Chicago Gen. Oblig.:
(Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	700,000	868,812
6.314% 1/1/44	17,735,000	19,642,577
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2010 A, 5.792% 11/1/41	200,000	257,578
Municipal Securities - continued
	Principal Amount	Value
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	$ 75,000	$ 91,009
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2010 A, 5.522% 10/1/44	150,000	180,315
Houston Util. Sys. Rev. 3.828% 5/15/28	200,000	210,504
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	320,000	342,403
5.1% 6/1/33	14,705,000	14,880,284
Series 2010-1, 6.63% 2/1/35	1,580,000	1,808,563
Series 2010-3:
6.725% 4/1/35	2,510,000	2,923,598
7.35% 7/1/35	810,000	983,235
Series 2011:
5.365% 3/1/17	125,000	137,254
5.665% 3/1/18	1,935,000	2,167,819
5.877% 3/1/19	2,925,000	3,307,327
Series 2013:
1.84% 12/1/16	2,445,000	2,464,658
3.6% 12/1/19	2,105,000	2,142,322
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	186,576
New Jersey Tpk. Auth. Tpk. Rev. Series 2010 A, 7.102% 1/1/41	1,085,000	1,522,722
Ohio State Univ. Gen. Receipts Series 2010 C, 4.91% 6/1/40	75,000	85,286
Port Auth. of New York & New Jersey:
174th Series, 4.458% 10/1/62	500,000	502,365
Series 180, 4.96% 8/1/46	250,000	274,545
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	350,000	395,941
TOTAL MUNICIPAL SECURITIES (Cost $87,315,775)		93,021,624
Foreign Government and Government Agency Obligations - 0.2%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	3,390,000	3,486,615
5.75% 9/26/23 (e)	3,103,000	3,325,175
Brazilian Federative Republic:
4.25% 1/7/25	3,710,000	3,784,200
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value
Brazilian Federative Republic: - continued
8.25% 1/20/34	$ 250,000	$ 349,063
Chilean Republic 3.875% 8/5/20	800,000	863,000
Israeli State 4% 6/30/22	300,000	321,000
Ukraine Government 1.844% 5/16/19	265,000	266,185
United Mexican States:
3.5% 1/21/21	15,204,000	15,774,150
4.75% 3/8/44	1,000,000	1,020,000
5.625% 1/15/17	4,610,000	5,126,320
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $33,330,699)		34,315,708
Fixed-Income Funds - 71.3%
	Shares
High Yield Fixed-Income Funds - 0.7%
MainStay High Yield Corporate Bond Fund Class A	10,417,782	63,756,826
T. Rowe Price High Yield Fund Advisor Class	8,967,539	65,283,683
TOTAL HIGH YIELD FIXED-INCOME FUNDS		129,040,509
Intermediate-Term Bond Funds - 70.3%
BlackRock Strategic Income Opportunities Fund Investor A	50,114,093	518,179,726
DoubleLine Total Return Bond Fund	74,088,497	815,714,354
Fidelity GNMA Fund (d)	29,058,308	335,914,046
JPMorgan Core Bond Fund Class A	127,074,921	1,493,130,326
Metropolitan West Total Return Bond Fund Class M	163,438,558	1,773,308,357
PIMCO Credit Absolute Return Fund Institutional Class	13,872,258	148,988,050
PIMCO Mortgage Opportunities Fund Institutional Class	23,157,636	258,207,641
PIMCO Total Return Fund Administrative Class	325,041,983	3,559,209,685
Spartan U.S. Bond Index Fund Investor Class (d)	41,427,006	483,867,426
Templeton Global Bond Fund Class A	16,416,584	218,668,895
Voya Intermediate Bond Fund	33,998,663	342,706,523
Westcore Plus Bond Fund	22,067,845	242,966,975
Western Asset Core Bond Fund Class F	58,881,144	723,060,448
Western Asset Core Plus Bond Fund	153,527,584	1,782,455,246
TOTAL INTERMEDIATE-TERM BOND FUNDS		12,696,377,698
Fixed-Income Funds - continued
	Shares	Value
Long-Term Bond Funds - 0.3%
PIMCO Long-Term Credit Fund Institutional Class	4,615,363	$ 58,799,730
TOTAL FIXED-INCOME FUNDS (Cost $12,707,751,838)		12,884,217,937
Short-Term Funds - 3.5%

Short-Term Funds - 3.5%
Prudential Short-Term Corporate Bond Fund, Inc. Class A (Cost $626,758,161)	54,747,564	623,574,759
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.10% (a)	104,074,462	104,074,462
SSgA U.S. Treasury Money Market Fund, 0% (b)	70,794,682	70,794,682
TOTAL MONEY MARKET FUNDS (Cost $174,869,144)		174,869,144
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $17,973,862,907)		18,235,105,443
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(163,610,954)
NET ASSETS - 100%		$ 18,071,494,489
TBA Sale Commitments
	Principal Amount
Fannie Mae
3.5% 6/1/44	$ (9,000,000)	(9,268,482)
3.5% 6/1/44	(2,500,000)	(2,574,579)
3.5% 6/1/44	(700,000)	(720,882)
4% 6/1/44	(12,600,000)	(13,345,172)
4% 6/1/44	(2,000,000)	(2,118,281)
4% 6/1/44	(13,800,000)	(14,616,140)
4% 6/1/44	(3,500,000)	(3,706,992)
4% 6/1/44	(1,400,000)	(1,482,797)
4% 6/1/44	(12,400,000)	(13,133,343)
4.5% 6/1/44	(11,000,000)	(11,889,697)
4.5% 6/1/44	(2,000,000)	(2,161,763)
4.5% 6/1/44	(7,900,000)	(8,538,963)
TBA Sale Commitments - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 6/1/44	$ (2,400,000)	$ (2,594,116)
5.5% 6/1/44	(7,000,000)	(7,800,729)
TOTAL FANNIE MAE		(93,951,936)
Freddie Mac
4% 6/1/44	(1,500,000)	(1,586,484)
Ginnie Mae
4% 6/1/44	(700,000)	(747,305)
TOTAL TBA SALE COMMITMENTS (Proceeds $95,867,297)		$ (96,285,725)
Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount	Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Deutsche Bank AG	Dec. 2018	Credit Suisse	(1%)	$ 2,000,000	$ (39,316)	$ (94,533)	$ (133,849)
Deutsche Bank AG	Mar. 2019	JPMorgan Chase, Inc.	(1%)	1,655,634	(31,308)	(92,160)	(123,468)
National Australia Bank Ltd	Dec. 2018	Credit Suisse	(1%)	2,000,000	(20,394)	(157,077)	(177,471)
National Australia Bank Ltd	Dec. 2018	Credit Suisse	(1%)	2,000,000	(20,394)	(134,897)	(155,291)
Societe Generale	Dec. 2017	Credit Suisse	(3%)	1,764,000	(157,090)	19,539	(137,551)
Societe Generale	Dec. 2017	Credit Suisse	(3%)	1,765,000	(157,179)	51,639	(105,540)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse	(1%)	1,500,000	(17,069)	(25,641)	(42,710)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse	(1%)	1,765,000	(20,085)	(68,086)	(88,171)
TOTAL CREDIT DEFAULT SWAPS					$ (462,835)	$ (501,216)	$ (964,051)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Affiliated Fund

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $121,088,540 or 0.7% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,333
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity GNMA Fund	$ 333,276,914	$ -	$ 855,219	$ 2,068,448	$ 335,914,046
Spartan U.S. Bond Index Fund Investor Class	278,320,078	200,999,130	1,005,149	2,844,342	483,867,426
Total	$ 611,596,992	$ 200,999,130	$ 1,860,368	$ 4,912,790	$ 819,781,472
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,342,912,309	$ -	$ 1,342,912,309	$ -
U.S. Government and Government Agency Obligations	2,008,671,590	-	2,008,671,590	-
U.S. Government Agency - Mortgage Securities	773,941,078	-	773,941,078	-
Asset-Backed Securities	5,805,752	-	5,791,664	14,088
Collateralized Mortgage Obligations	2,214,492	-	2,044,855	169,637
Commercial Mortgage Securities	291,561,050	-	291,561,050	-
Municipal Securities	93,021,624	-	93,021,624	-
Foreign Government and Government Agency Obligations	34,315,708	-	34,315,708	-
Fixed-Income Funds	12,884,217,937	12,884,217,937	-	-
Short-Term Funds	623,574,759	623,574,759	-	-
Money Market Funds	174,869,144	174,869,144	-	-
Total Investments in Securities:	$ 18,235,105,443	$ 13,682,661,840	$ 4,552,259,878	$ 183,725
Derivative Instruments:
Liabilities
Swaps	$ (462,835)	$ -	$ (462,835)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (96,285,725)	$ -	$ (96,285,725)	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $17,977,982,144. Net unrealized appreciation aggregated $257,123,299, of which $376,048,215 related to appreciated investment securities and $118,924,916 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Core Income
Multi-Manager Fund

May 31, 2014

1.941275.101

ACF-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 9.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.8%
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (d)	$ 2,000	$ 2,053
4.25% 6/15/23 (d)	9,000	9,438
		11,491
Media - 0.8%
COX Communications, Inc. 3.25% 12/15/22 (d)	4,000	3,929
Discovery Communications LLC 3.25% 4/1/23	2,000	1,969
NBCUniversal, Inc. 5.15% 4/30/20	100,000	114,944
Time Warner Cable, Inc.:
4% 9/1/21	118,000	126,713
4.5% 9/15/42	8,000	7,807
5.5% 9/1/41	5,000	5,525
5.85% 5/1/17	4,000	4,516
5.875% 11/15/40	4,000	4,664
8.25% 4/1/19	17,000	21,639
Viacom, Inc.:
2.5% 9/1/18	2,000	2,049
4.25% 9/1/23	22,000	23,171
		316,926
TOTAL CONSUMER DISCRETIONARY		328,417
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Heineken NV:
1.4% 10/1/17 (d)	5,000	4,997
2.75% 4/1/23 (d)	5,000	4,808
		9,805
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 4% 12/5/23	8,000	8,435
Walgreen Co. 1.8% 9/15/17	4,000	4,052
		12,487
Food Products - 0.0%
ConAgra Foods, Inc.:
1.9% 1/25/18	4,000	4,027
3.2% 1/25/23	4,000	3,904
		7,931
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	$ 7,000	$ 6,750
4% 1/31/24	6,000	6,187
4.75% 5/5/21	20,000	22,180
5.375% 1/31/44	10,000	10,846
9.7% 11/10/18	2,000	2,645
Reynolds American, Inc.:
3.25% 11/1/22	50,000	48,304
4.75% 11/1/42	8,000	7,717
6.15% 9/15/43	4,000	4,612
		109,241
TOTAL CONSUMER STAPLES		139,464
ENERGY - 1.0%
Energy Equipment & Services - 0.3%
DCP Midstream LLC 4.75% 9/30/21 (d)	100,000	105,865
Oil, Gas & Consumable Fuels - 0.7%
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	5,143
2.7% 4/1/19	2,000	2,025
3.875% 3/15/23	18,000	18,216
5.6% 4/1/44	10,000	11,033
Enable Midstream Partners LP:
2.4% 5/15/19 (d)	3,000	3,009
3.9% 5/15/24 (d)	3,000	3,007
Petrobras Global Finance BV:
4.375% 5/20/23	45,000	42,996
5.625% 5/20/43	10,000	8,981
7.25% 3/17/44	36,000	39,720
Petroleos Mexicanos:
5.5% 6/27/44	120,000	123,750
6.5% 6/2/41	15,000	17,535
Spectra Energy Partners, LP 2.95% 9/25/18	2,000	2,077
Williams Partners LP 4.3% 3/4/24	8,000	8,301
		285,793
TOTAL ENERGY		391,658
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 5.5%
Banks - 1.5%
Bank of America Corp.:
2.6% 1/15/19	$ 21,000	$ 21,312
3.3% 1/11/23	69,000	67,864
4.1% 7/24/23	10,000	10,328
4.125% 1/22/24	100,000	103,060
Citigroup, Inc.:
4.05% 7/30/22	4,000	4,085
5.3% 5/6/44	20,000	20,411
5.5% 9/13/25	4,000	4,416
6.125% 5/15/18	31,000	35,844
Credit Suisse AG 6% 2/15/18	2,000	2,288
JPMorgan Chase & Co.:
2.35% 1/28/19	4,000	4,046
3.25% 9/23/22	22,000	21,994
4.5% 1/24/22	100,000	109,218
Marshall & Ilsley Bank 5% 1/17/17	1,000	1,085
Regions Financial Corp. 2% 5/15/18	10,000	9,970
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	99,935
6% 12/19/23	35,000	37,511
6.1% 6/10/23	13,000	14,083
6.125% 12/15/22	29,000	31,551
		599,001
Capital Markets - 1.3%
Affiliated Managers Group, Inc. 4.25% 2/15/24	4,000	4,137
Goldman Sachs Group, Inc.:
1.748% 9/15/17	30,000	29,992
2.625% 1/31/19	24,000	24,322
2.9% 7/19/18	29,000	29,971
5.75% 1/24/22	8,000	9,247
6.75% 10/1/37	190,000	227,651
Lazard Group LLC 4.25% 11/14/20	5,000	5,241
Morgan Stanley:
2.125% 4/25/18	15,000	15,132
3.75% 2/25/23	36,000	36,526
4.875% 11/1/22	138,000	147,632
5% 11/24/25	3,000	3,179
		533,030
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 0.0%
Hyundai Capital America:
1.625% 10/2/15 (d)	$ 3,000	$ 3,032
1.875% 8/9/16 (d)	3,000	3,048
2.125% 10/2/17 (d)	4,000	4,062
2.875% 8/9/18 (d)	5,000	5,169
		15,311
Insurance - 0.4%
American International Group, Inc.:
4.875% 6/1/22	6,000	6,707
5.6% 10/18/16	9,000	9,940
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,276
MetLife, Inc.:
1.756% 12/15/17 (b)	5,000	5,060
3.048% 12/15/22	10,000	9,899
4.368% 9/15/23	8,000	8,632
Pacific LifeCorp:
5.125% 1/30/43 (d)	11,000	11,440
6% 2/10/20 (d)	2,000	2,298
Prudential Financial, Inc.:
2.3% 8/15/18	1,000	1,020
4.5% 11/16/21	100,000	110,134
		167,406
Real Estate Investment Trusts - 1.0%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	2,952
AvalonBay Communities, Inc.:
3.625% 10/1/20	5,000	5,266
4.2% 12/15/23	20,000	21,178
Boston Properties, Inc. 3.85% 2/1/23	25,000	25,866
Camden Property Trust:
2.95% 12/15/22	4,000	3,867
4.25% 1/15/24	8,000	8,402
Developers Diversified Realty Corp.:
4.75% 4/15/18	132,000	144,303
9.625% 3/15/16	3,000	3,448
Duke Realty LP:
3.625% 4/15/23	5,000	4,963
3.875% 10/15/22	8,000	8,140
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
5.95% 2/15/17	$ 100,000	$ 111,504
Equity One, Inc. 3.75% 11/15/22	20,000	19,881
Health Care REIT, Inc.:
2.25% 3/15/18	5,000	5,078
4.7% 9/15/17	2,000	2,196
Highwoods/Forsyth LP 3.2% 6/15/21	6,000	5,950
Lexington Corporate Properties Trust 4.4% 6/15/24	4,000	4,040
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (d)	3,000	3,017
Retail Opportunity Investments Partnership LP 5% 12/15/23	2,000	2,136
Weingarten Realty Investors 3.375% 10/15/22	2,000	1,966
WP Carey, Inc. 4.6% 4/1/24	20,000	20,844
		404,997
Real Estate Management & Development - 1.3%
BioMed Realty LP:
2.625% 5/1/19	2,000	2,012
4.25% 7/15/22	4,000	4,137
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	10,098
4.95% 4/15/18	7,000	7,636
ERP Operating LP 4.625% 12/15/21	275,000	303,789
Essex Portfolio LP 3.875% 5/1/24 (d)	7,000	7,142
Liberty Property LP:
3.375% 6/15/23	25,000	24,431
5.5% 12/15/16	100,000	109,675
Mack-Cali Realty LP:
2.5% 12/15/17	9,000	9,126
3.15% 5/15/23	12,000	10,964
Mid-America Apartments LP 4.3% 10/15/23	2,000	2,081
Tanger Properties LP 3.875% 12/1/23	4,000	4,094
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	6,000	6,080
4% 4/30/19	3,000	3,228
		504,493
TOTAL FINANCIALS		2,224,238
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Aetna, Inc. 1.5% 11/15/17	$ 2,000	$ 2,009
UnitedHealth Group, Inc.:
2.75% 2/15/23	2,000	1,946
2.875% 3/15/23	13,000	12,754
WellPoint, Inc. 3.3% 1/15/23	21,000	20,916
		37,625
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	3,000	3,158
Pharmaceuticals - 0.0%
AbbVie, Inc. 1.75% 11/6/17	10,000	10,084
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	3,000	3,033
Zoetis, Inc. 3.25% 2/1/23	4,000	3,951
		17,068
TOTAL HEALTH CARE		57,851
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	2,000	2,013
MATERIALS - 0.2%
Metals & Mining - 0.2%
Barrick Gold Corp.:
3.85% 4/1/22	6,000	5,832
4.1% 5/1/23	66,000	64,252
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	5,000	4,927
		75,011
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. 5.55% 8/15/41	48,000	54,111
CenturyLink, Inc.:
5.15% 6/15/17	2,000	2,175
6% 4/1/17	2,000	2,205
6.15% 9/15/19	2,000	2,180
Embarq Corp. 7.082% 6/1/16	6,000	6,664
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
4.5% 9/15/20	$ 22,000	$ 24,301
6.55% 9/15/43	135,000	171,073
		262,709
UTILITIES - 0.4%
Electric Utilities - 0.1%
American Electric Power Co., Inc. 2.95% 12/15/22	4,000	3,899
Cleveland Electric Illuminating Co. 5.7% 4/1/17	3,000	3,297
Duke Energy Corp. 2.1% 6/15/18	5,000	5,068
FirstEnergy Corp.:
2.75% 3/15/18	8,000	8,089
4.25% 3/15/23	30,000	29,667
7.375% 11/15/31	1,000	1,176
Northeast Utilities 1.45% 5/1/18	3,000	2,955
PPL Capital Funding, Inc. 3.4% 6/1/23	6,000	6,008
		60,159
Multi-Utilities - 0.3%
Dominion Resources, Inc. 2.5336% 9/30/66 (f)	2,000	1,847
NiSource Finance Corp. 4.45% 12/1/21	100,000	108,005
PG&E Corp. 2.4% 3/1/19	2,000	2,025
Puget Energy, Inc. 6% 9/1/21	2,000	2,365
		114,242
TOTAL UTILITIES		174,401
TOTAL NONCONVERTIBLE BONDS (Cost $3,509,453)		3,655,762
U.S. Treasury Obligations - 11.0%

U.S. Treasury Notes:
0.375% 8/31/15	300,000	300,844
0.375% 3/31/16	85,000	85,096
0.625% 11/30/17	1,598,000	1,576,028
0.75% 10/31/17	246,000	244,020
0.75% 12/31/17	499,000	493,542
0.75% 2/28/18	1,030,000	1,015,757
1.25% 10/31/18	320,000	318,400
1.375% 9/30/18	42,000	42,066
U.S. Treasury Obligations - continued
	Principal Amount	Value
U.S. Treasury Notes: - continued
1.5% 1/31/19	$ 100,000	$ 100,242
1.5% 5/31/19	50,000	49,906
1.625% 4/30/19	150,000	150,750
2% 2/28/21	52,000	51,968
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,414,039)		4,428,619
U.S. Government Agency - Mortgage Securities - 2.4%

Fannie Mae - 1.1%
3% 7/1/43	98,013	97,047
4% 3/1/42	92,163	98,121
4.5% 3/1/41 to 10/1/41	60,094	65,113
4.5% 6/1/44 (e)	100,000	108,088
5% 6/1/35	55,161	61,131
TOTAL FANNIE MAE		429,500
Freddie Mac - 0.5%
3% 2/1/43	93,235	92,677
3.5% 8/1/43	96,557	99,377
TOTAL FREDDIE MAC		192,054
Ginnie Mae - 0.8%
3.5% 4/20/42	88,695	92,404
4% 11/20/40	90,626	96,980
5% 10/15/33	125,698	138,734
TOTAL GINNIE MAE		328,118
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $942,231)		949,672
Commercial Mortgage Securities - 2.1%

GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	98,500	107,674
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	120,000	131,365
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	$ 8,131	$ 8,833
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	10,000	10,802
Series 2007-CB18 Class A4, 5.44% 6/12/47	70,000	76,654
Series 2007-LD11 Class A4, 5.9891% 6/15/49 (f)	240,000	264,949
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0799% 7/15/44 (f)	10,000	11,149
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-4 Class A3, 5.172% 12/12/49 (f)	25,000	26,987
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	170,000	185,828
Series 2007-C31 Class A4, 5.509% 4/15/47	10,000	10,860
Series 2007-C33 Class A4, 6.1321% 2/15/51 (f)	24,000	26,362
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $863,065)		861,463
Municipal Securities - 0.7%

California Gen. Oblig. 7.6% 11/1/40	115,000	170,584
Chicago Gen. Oblig. 6.314% 1/1/44	35,000	38,765
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	50,000	50,596
Series 2010-1, 6.63% 2/1/35	5,000	5,723
Series 2010-3, 6.725% 4/1/35	5,000	5,824
Series 2011, 5.877% 3/1/19	5,000	5,654
Series 2013:
1.84% 12/1/16	5,000	5,040
3.6% 12/1/19	5,000	5,089
TOTAL MUNICIPAL SECURITIES (Cost $263,789)		287,275
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 3.5% 1/21/21 (Cost $35,064)	35,000	36,313
Fixed-Income Funds - 70.6%
	Shares	Value
Intermediate-Term Bond Funds - 70.6%
DoubleLine Total Return Bond Fund Class I	191,900	$ 2,112,817
Fidelity GNMA Fund (c)	89,807	1,038,171
JPMorgan Core Bond Fund Select Class	333,098	3,910,572
Metropolitan West Total Return Bond Fund Class I	388,859	4,219,119
PIMCO Total Return Fund Institutional Class	860,043	9,417,476
Western Asset Core Bond Fund Class I	214,510	2,632,038
Western Asset Core Plus Bond Fund Class I	446,534	5,184,259
TOTAL FIXED-INCOME FUNDS (Cost $28,696,461)		28,514,452
Short-Term Funds - 3.4%

Short-Term Funds - 3.4%
Prudential Short-Term Corporate Bond Fund Class Z (Cost $1,384,897)	120,613	1,377,397
Money Market Funds - 0.2%

SSgA U.S. Treasury Money Market Fund, 0% (a) (Cost $101,031)	101,031	101,031
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $40,210,030)		40,211,984
NET OTHER ASSETS (LIABILITIES) - 0.4%		159,398
NET ASSETS - 100%		$ 40,371,382
TBA Sale Commitments
	Principal Amount
Fannie Mae
4.5% 6/1/44 (Proceeds $107,508)	$ (100,000)	(108,088)
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Affiliated Fund

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $176,314 or 0.4% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity GNMA Fund	$ 1,027,394	$ -	$ -	$ 6,379	$ 1,038,171
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,655,762	$ -	$ 3,655,762	$ -
U.S. Government and Government Agency Obligations	4,428,619	-	4,428,619	-
U.S. Government Agency - Mortgage Securities	949,672	-	949,672	-
Commercial Mortgage Securities	861,463	-	861,463	-
Municipal Securities	287,275	-	287,275	-
Foreign Government and Government Agency Obligations	36,313	-	36,313	-
Fixed-Income Funds	28,514,452	28,514,452	-	-
Short-Term Funds	1,377,397	1,377,397	-	-
Money Market Funds	101,031	101,031	-	-
Total Investments in Securities:	$ 40,211,984	$ 29,992,880	$ 10,219,104	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (108,088)	$ -	$ (108,088)	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $40,220,128. Net unrealized depreciation aggregated $8,144, of which $442,517 related to appreciated investment securities and $450,661 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Core Income
Multi-Manager Fund
Class L
Class N

May 31, 2014

1.9585976.100

ACF-L-ACF-N-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 9.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.8%
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (d)	$ 2,000	$ 2,053
4.25% 6/15/23 (d)	9,000	9,438
		11,491
Media - 0.8%
COX Communications, Inc. 3.25% 12/15/22 (d)	4,000	3,929
Discovery Communications LLC 3.25% 4/1/23	2,000	1,969
NBCUniversal, Inc. 5.15% 4/30/20	100,000	114,944
Time Warner Cable, Inc.:
4% 9/1/21	118,000	126,713
4.5% 9/15/42	8,000	7,807
5.5% 9/1/41	5,000	5,525
5.85% 5/1/17	4,000	4,516
5.875% 11/15/40	4,000	4,664
8.25% 4/1/19	17,000	21,639
Viacom, Inc.:
2.5% 9/1/18	2,000	2,049
4.25% 9/1/23	22,000	23,171
		316,926
TOTAL CONSUMER DISCRETIONARY		328,417
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Heineken NV:
1.4% 10/1/17 (d)	5,000	4,997
2.75% 4/1/23 (d)	5,000	4,808
		9,805
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 4% 12/5/23	8,000	8,435
Walgreen Co. 1.8% 9/15/17	4,000	4,052
		12,487
Food Products - 0.0%
ConAgra Foods, Inc.:
1.9% 1/25/18	4,000	4,027
3.2% 1/25/23	4,000	3,904
		7,931
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	$ 7,000	$ 6,750
4% 1/31/24	6,000	6,187
4.75% 5/5/21	20,000	22,180
5.375% 1/31/44	10,000	10,846
9.7% 11/10/18	2,000	2,645
Reynolds American, Inc.:
3.25% 11/1/22	50,000	48,304
4.75% 11/1/42	8,000	7,717
6.15% 9/15/43	4,000	4,612
		109,241
TOTAL CONSUMER STAPLES		139,464
ENERGY - 1.0%
Energy Equipment & Services - 0.3%
DCP Midstream LLC 4.75% 9/30/21 (d)	100,000	105,865
Oil, Gas & Consumable Fuels - 0.7%
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	5,143
2.7% 4/1/19	2,000	2,025
3.875% 3/15/23	18,000	18,216
5.6% 4/1/44	10,000	11,033
Enable Midstream Partners LP:
2.4% 5/15/19 (d)	3,000	3,009
3.9% 5/15/24 (d)	3,000	3,007
Petrobras Global Finance BV:
4.375% 5/20/23	45,000	42,996
5.625% 5/20/43	10,000	8,981
7.25% 3/17/44	36,000	39,720
Petroleos Mexicanos:
5.5% 6/27/44	120,000	123,750
6.5% 6/2/41	15,000	17,535
Spectra Energy Partners, LP 2.95% 9/25/18	2,000	2,077
Williams Partners LP 4.3% 3/4/24	8,000	8,301
		285,793
TOTAL ENERGY		391,658
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 5.5%
Banks - 1.5%
Bank of America Corp.:
2.6% 1/15/19	$ 21,000	$ 21,312
3.3% 1/11/23	69,000	67,864
4.1% 7/24/23	10,000	10,328
4.125% 1/22/24	100,000	103,060
Citigroup, Inc.:
4.05% 7/30/22	4,000	4,085
5.3% 5/6/44	20,000	20,411
5.5% 9/13/25	4,000	4,416
6.125% 5/15/18	31,000	35,844
Credit Suisse AG 6% 2/15/18	2,000	2,288
JPMorgan Chase & Co.:
2.35% 1/28/19	4,000	4,046
3.25% 9/23/22	22,000	21,994
4.5% 1/24/22	100,000	109,218
Marshall & Ilsley Bank 5% 1/17/17	1,000	1,085
Regions Financial Corp. 2% 5/15/18	10,000	9,970
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	99,935
6% 12/19/23	35,000	37,511
6.1% 6/10/23	13,000	14,083
6.125% 12/15/22	29,000	31,551
		599,001
Capital Markets - 1.3%
Affiliated Managers Group, Inc. 4.25% 2/15/24	4,000	4,137
Goldman Sachs Group, Inc.:
1.748% 9/15/17	30,000	29,992
2.625% 1/31/19	24,000	24,322
2.9% 7/19/18	29,000	29,971
5.75% 1/24/22	8,000	9,247
6.75% 10/1/37	190,000	227,651
Lazard Group LLC 4.25% 11/14/20	5,000	5,241
Morgan Stanley:
2.125% 4/25/18	15,000	15,132
3.75% 2/25/23	36,000	36,526
4.875% 11/1/22	138,000	147,632
5% 11/24/25	3,000	3,179
		533,030
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 0.0%
Hyundai Capital America:
1.625% 10/2/15 (d)	$ 3,000	$ 3,032
1.875% 8/9/16 (d)	3,000	3,048
2.125% 10/2/17 (d)	4,000	4,062
2.875% 8/9/18 (d)	5,000	5,169
		15,311
Insurance - 0.4%
American International Group, Inc.:
4.875% 6/1/22	6,000	6,707
5.6% 10/18/16	9,000	9,940
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,276
MetLife, Inc.:
1.756% 12/15/17 (b)	5,000	5,060
3.048% 12/15/22	10,000	9,899
4.368% 9/15/23	8,000	8,632
Pacific LifeCorp:
5.125% 1/30/43 (d)	11,000	11,440
6% 2/10/20 (d)	2,000	2,298
Prudential Financial, Inc.:
2.3% 8/15/18	1,000	1,020
4.5% 11/16/21	100,000	110,134
		167,406
Real Estate Investment Trusts - 1.0%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	2,952
AvalonBay Communities, Inc.:
3.625% 10/1/20	5,000	5,266
4.2% 12/15/23	20,000	21,178
Boston Properties, Inc. 3.85% 2/1/23	25,000	25,866
Camden Property Trust:
2.95% 12/15/22	4,000	3,867
4.25% 1/15/24	8,000	8,402
Developers Diversified Realty Corp.:
4.75% 4/15/18	132,000	144,303
9.625% 3/15/16	3,000	3,448
Duke Realty LP:
3.625% 4/15/23	5,000	4,963
3.875% 10/15/22	8,000	8,140
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
5.95% 2/15/17	$ 100,000	$ 111,504
Equity One, Inc. 3.75% 11/15/22	20,000	19,881
Health Care REIT, Inc.:
2.25% 3/15/18	5,000	5,078
4.7% 9/15/17	2,000	2,196
Highwoods/Forsyth LP 3.2% 6/15/21	6,000	5,950
Lexington Corporate Properties Trust 4.4% 6/15/24	4,000	4,040
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (d)	3,000	3,017
Retail Opportunity Investments Partnership LP 5% 12/15/23	2,000	2,136
Weingarten Realty Investors 3.375% 10/15/22	2,000	1,966
WP Carey, Inc. 4.6% 4/1/24	20,000	20,844
		404,997
Real Estate Management & Development - 1.3%
BioMed Realty LP:
2.625% 5/1/19	2,000	2,012
4.25% 7/15/22	4,000	4,137
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	10,098
4.95% 4/15/18	7,000	7,636
ERP Operating LP 4.625% 12/15/21	275,000	303,789
Essex Portfolio LP 3.875% 5/1/24 (d)	7,000	7,142
Liberty Property LP:
3.375% 6/15/23	25,000	24,431
5.5% 12/15/16	100,000	109,675
Mack-Cali Realty LP:
2.5% 12/15/17	9,000	9,126
3.15% 5/15/23	12,000	10,964
Mid-America Apartments LP 4.3% 10/15/23	2,000	2,081
Tanger Properties LP 3.875% 12/1/23	4,000	4,094
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	6,000	6,080
4% 4/30/19	3,000	3,228
		504,493
TOTAL FINANCIALS		2,224,238
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Aetna, Inc. 1.5% 11/15/17	$ 2,000	$ 2,009
UnitedHealth Group, Inc.:
2.75% 2/15/23	2,000	1,946
2.875% 3/15/23	13,000	12,754
WellPoint, Inc. 3.3% 1/15/23	21,000	20,916
		37,625
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	3,000	3,158
Pharmaceuticals - 0.0%
AbbVie, Inc. 1.75% 11/6/17	10,000	10,084
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	3,000	3,033
Zoetis, Inc. 3.25% 2/1/23	4,000	3,951
		17,068
TOTAL HEALTH CARE		57,851
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	2,000	2,013
MATERIALS - 0.2%
Metals & Mining - 0.2%
Barrick Gold Corp.:
3.85% 4/1/22	6,000	5,832
4.1% 5/1/23	66,000	64,252
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	5,000	4,927
		75,011
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. 5.55% 8/15/41	48,000	54,111
CenturyLink, Inc.:
5.15% 6/15/17	2,000	2,175
6% 4/1/17	2,000	2,205
6.15% 9/15/19	2,000	2,180
Embarq Corp. 7.082% 6/1/16	6,000	6,664
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
4.5% 9/15/20	$ 22,000	$ 24,301
6.55% 9/15/43	135,000	171,073
		262,709
UTILITIES - 0.4%
Electric Utilities - 0.1%
American Electric Power Co., Inc. 2.95% 12/15/22	4,000	3,899
Cleveland Electric Illuminating Co. 5.7% 4/1/17	3,000	3,297
Duke Energy Corp. 2.1% 6/15/18	5,000	5,068
FirstEnergy Corp.:
2.75% 3/15/18	8,000	8,089
4.25% 3/15/23	30,000	29,667
7.375% 11/15/31	1,000	1,176
Northeast Utilities 1.45% 5/1/18	3,000	2,955
PPL Capital Funding, Inc. 3.4% 6/1/23	6,000	6,008
		60,159
Multi-Utilities - 0.3%
Dominion Resources, Inc. 2.5336% 9/30/66 (f)	2,000	1,847
NiSource Finance Corp. 4.45% 12/1/21	100,000	108,005
PG&E Corp. 2.4% 3/1/19	2,000	2,025
Puget Energy, Inc. 6% 9/1/21	2,000	2,365
		114,242
TOTAL UTILITIES		174,401
TOTAL NONCONVERTIBLE BONDS (Cost $3,509,453)		3,655,762
U.S. Treasury Obligations - 11.0%

U.S. Treasury Notes:
0.375% 8/31/15	300,000	300,844
0.375% 3/31/16	85,000	85,096
0.625% 11/30/17	1,598,000	1,576,028
0.75% 10/31/17	246,000	244,020
0.75% 12/31/17	499,000	493,542
0.75% 2/28/18	1,030,000	1,015,757
1.25% 10/31/18	320,000	318,400
1.375% 9/30/18	42,000	42,066
U.S. Treasury Obligations - continued
	Principal Amount	Value
U.S. Treasury Notes: - continued
1.5% 1/31/19	$ 100,000	$ 100,242
1.5% 5/31/19	50,000	49,906
1.625% 4/30/19	150,000	150,750
2% 2/28/21	52,000	51,968
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,414,039)		4,428,619
U.S. Government Agency - Mortgage Securities - 2.4%

Fannie Mae - 1.1%
3% 7/1/43	98,013	97,047
4% 3/1/42	92,163	98,121
4.5% 3/1/41 to 10/1/41	60,094	65,113
4.5% 6/1/44 (e)	100,000	108,088
5% 6/1/35	55,161	61,131
TOTAL FANNIE MAE		429,500
Freddie Mac - 0.5%
3% 2/1/43	93,235	92,677
3.5% 8/1/43	96,557	99,377
TOTAL FREDDIE MAC		192,054
Ginnie Mae - 0.8%
3.5% 4/20/42	88,695	92,404
4% 11/20/40	90,626	96,980
5% 10/15/33	125,698	138,734
TOTAL GINNIE MAE		328,118
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $942,231)		949,672
Commercial Mortgage Securities - 2.1%

GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	98,500	107,674
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	120,000	131,365
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	$ 8,131	$ 8,833
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	10,000	10,802
Series 2007-CB18 Class A4, 5.44% 6/12/47	70,000	76,654
Series 2007-LD11 Class A4, 5.9891% 6/15/49 (f)	240,000	264,949
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0799% 7/15/44 (f)	10,000	11,149
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-4 Class A3, 5.172% 12/12/49 (f)	25,000	26,987
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	170,000	185,828
Series 2007-C31 Class A4, 5.509% 4/15/47	10,000	10,860
Series 2007-C33 Class A4, 6.1321% 2/15/51 (f)	24,000	26,362
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $863,065)		861,463
Municipal Securities - 0.7%

California Gen. Oblig. 7.6% 11/1/40	115,000	170,584
Chicago Gen. Oblig. 6.314% 1/1/44	35,000	38,765
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	50,000	50,596
Series 2010-1, 6.63% 2/1/35	5,000	5,723
Series 2010-3, 6.725% 4/1/35	5,000	5,824
Series 2011, 5.877% 3/1/19	5,000	5,654
Series 2013:
1.84% 12/1/16	5,000	5,040
3.6% 12/1/19	5,000	5,089
TOTAL MUNICIPAL SECURITIES (Cost $263,789)		287,275
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 3.5% 1/21/21 (Cost $35,064)	35,000	36,313
Fixed-Income Funds - 70.6%
	Shares	Value
Intermediate-Term Bond Funds - 70.6%
DoubleLine Total Return Bond Fund Class I	191,900	$ 2,112,817
Fidelity GNMA Fund (c)	89,807	1,038,171
JPMorgan Core Bond Fund Select Class	333,098	3,910,572
Metropolitan West Total Return Bond Fund Class I	388,859	4,219,119
PIMCO Total Return Fund Institutional Class	860,043	9,417,476
Western Asset Core Bond Fund Class I	214,510	2,632,038
Western Asset Core Plus Bond Fund Class I	446,534	5,184,259
TOTAL FIXED-INCOME FUNDS (Cost $28,696,461)		28,514,452
Short-Term Funds - 3.4%

Short-Term Funds - 3.4%
Prudential Short-Term Corporate Bond Fund Class Z (Cost $1,384,897)	120,613	1,377,397
Money Market Funds - 0.2%

SSgA U.S. Treasury Money Market Fund, 0% (a) (Cost $101,031)	101,031	101,031
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $40,210,030)		40,211,984
NET OTHER ASSETS (LIABILITIES) - 0.4%		159,398
NET ASSETS - 100%		$ 40,371,382
TBA Sale Commitments
	Principal Amount
Fannie Mae
4.5% 6/1/44 (Proceeds $107,508)	$ (100,000)	(108,088)
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Affiliated Fund

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $176,314 or 0.4% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity GNMA Fund	$ 1,027,394	$ -	$ -	$ 6,379	$ 1,038,171
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,655,762	$ -	$ 3,655,762	$ -
U.S. Government and Government Agency Obligations	4,428,619	-	4,428,619	-
U.S. Government Agency - Mortgage Securities	949,672	-	949,672	-
Commercial Mortgage Securities	861,463	-	861,463	-
Municipal Securities	287,275	-	287,275	-
Foreign Government and Government Agency Obligations	36,313	-	36,313	-
Fixed-Income Funds	28,514,452	28,514,452	-	-
Short-Term Funds	1,377,397	1,377,397	-	-
Money Market Funds	101,031	101,031	-	-
Total Investments in Securities:	$ 40,211,984	$ 29,992,880	$ 10,219,104	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (108,088)	$ -	$ (108,088)	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $40,220,128. Net unrealized depreciation aggregated $8,144, of which $442,517 related to appreciated investment securities and $450,661 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Emerging Markets Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2014

1.918363.103

SAE-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 14.2%
	Shares	Value
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.2%
ATLASBX Co. Ltd.	1,967	$ 81,035
Brisa Bridgestone S.A.B. Las San	36,278	109,488
CEAT Ltd. (a)	83,546	597,644
Dongah Tire & Rubber Co. Ltd.	3,340	68,063
Ege Endustri Ve Ticaret A/S	1,463	63,650
Gmb Korea Corp.	7,110	56,353
INZI Controls Co. Ltd.	14,050	77,084
Kyung Chang Industrial Co. Ltd.	5,742	72,851
Motherson Sumi Systems Ltd.	81,377	411,800
MRF Ltd.	3,296	1,265,799
NVH Korea, Inc.	9,129	46,508
PT Gadjah Tunggal Tbk	242,000	36,378
S&T Motiv Co. Ltd.	2,720	76,614
Sejong Industrial Co. Ltd.	3,620	59,051
Sungwoo Hitech Co. Ltd.	32,043	458,340
Xingda International Holdings Ltd.	127,000	50,289
Yoo Sung Enterprise	16,600	85,057
		3,616,004
Automobiles - 1.0%
DRB-Hicom BHD	100,100	76,569
Geely Automobile Holdings Ltd.	3,145,000	1,176,391
Hyundai Motor Co.	26,192	5,760,854
Kia Motors Corp.	81,449	4,692,075
Qingling Motors Co. Ltd. (H Shares)	140,000	43,338
Tata Motors Ltd.	200,045	1,395,014
Tata Motors Ltd. sponsored ADR	61,045	2,273,316
Tvs Motor Co. Ltd.	413,512	908,825
		16,326,382
Diversified Consumer Services - 0.2%
China Distance Education Holdings Ltd. ADR	3,124	56,232
Kroton Educacional SA	18,000	456,930
New Oriental Education & Technology Group, Inc. sponsored ADR	73,334	1,893,484
TAL Education Group ADR (a)	20,313	466,996
		2,873,642
Hotels, Restaurants & Leisure - 0.0%
Shanghai Jin Jiang International Hotel Co. Ltd. (H Shares)	272,000	67,360
The Byke Hospitality Ltd. (a)	44,338	244,217
		311,577
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.2%
Ability Enterprise Co. Ltd.	61,000	$ 42,652
Kang Yong Electric PCL NVDR	5,000	39,732
Steinhoff International Holdings Ltd.	450,491	2,277,664
Tatung Co. Ltd. (a)	201,000	64,046
Vestel Elektonik Sanayi ve Ticaret A/S (a)	74,277	91,014
Vestel White Goods A/S	29,466	49,733
		2,564,841
Internet & Catalog Retail - 0.1%
Vipshop Holdings Ltd. ADR (a)	6,869	1,117,312
Media - 0.1%
ABS CBN Broadcasting Corp. (depositary receipt)	190,800	157,278
Benpres Holdings Corp.	149,800	16,942
Eros International Media Ltd. (a)	20,080	58,447
Hyundai Hy Communications & Networks Co. Ltd.	268,010	1,197,341
Media Prima Bhd	79,900	64,099
Megacable Holdings S.A.B. de CV unit	56,222	229,934
Visi Media Asia Tbk PT (a)	1,907,300	45,252
		1,769,293
Specialty Retail - 0.0%
GOME Electrical Appliances Holdings Ltd.	874,000	146,551
Super Group Ltd. (a)	38,982	108,288
		254,839
Textiles, Apparel & Luxury Goods - 0.1%
Aksa Akrilik Kimya Sanayii	93,733	323,556
China Great Star International Ltd. (a)	66,524	249,946
Fulgent Sun International Holding Co. Ltd.	46,000	57,052
Huvis Corp.	45,710	517,244
Luthai Textile JSC Ltd. (B Shares)	92,400	122,875
Pou Chen Corp.	462,000	509,163
Weiqiao Textile Co. Ltd. (H Shares)	514,500	290,001
		2,069,837
TOTAL CONSUMER DISCRETIONARY		30,903,727
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Hitejinro Holdings Co. Ltd.	5,900	74,277
Pepsi-Cola Products Philippines, Inc.	2,298,100	252,055
		326,332
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.0%
Controladora Commercial Mexicana S.A.B. de CV unit	19,204	$ 74,671
Cosco Capital, Inc. (a)	1,713,100	382,816
		457,487
Food Products - 0.3%
Chaoda Modern Agriculture ADR (a)	1,134	5,659
China Ocean Resources Co. Ltd. (a)	36,070	87,639
Dae Han Flour Mills Co. Ltd.	266	40,394
GFPT PCL NVDR	115,800	47,596
Gruma S.A.B. de CV Series B (a)	352,856	3,713,956
Heritage Foods (India) Ltd.	6,058	30,605
Industrias Bachoco SA de CV Series B	49,399	214,441
JBS SA	234,200	784,047
KRBL Ltd.	106,886	123,056
Kulim Malaysia Bhd (a)	180,400	196,331
Pinar Entegre Et ve Un Sanayi AS	6,573	28,675
San Miguel Pure Foods Co., Inc.	11,020	59,805
Shree Renuka Sugars Ltd. (a)	365,679	153,203
		5,485,407
Personal Products - 0.1%
China King-highway Holdings Ltd. (a)	157,740	699,298
TOTAL CONSUMER STAPLES		6,968,524
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Bangchak Petroleum PCL:
(For. Reg.)	595,700	544,101
NVDR	128,600	117,461
Cairn India Ltd.	731,057	4,169,970
China Petroleum & Chemical Corp. (H Shares)	440,000	397,899
Gazprom OAO sponsored ADR (Reg. S)	842,454	6,866,843
GPN Capital SA sponsored ADR	25,564	516,393
Great Eastern Shipping Co. Ltd.	33,273	207,103
Grupa Lotos SA (a)	13,294	163,001
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (a)	124,732	155,216
Petrobras Energia SA sponsored ADR (a)	2,939	16,605
Polski Koncern Naftowy Orlen SA	42,794	594,951
PT Delta Dunia Petroindo Tbk (a)	4,021,100	66,473
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PT Energi Mega Persada Tbk (a)	11,847,200	$ 96,401
PTT Exploration and Production PCL NVDR	125,600	586,987
PTT PCL NVDR	18,800	168,281
Sasol Ltd.	71,859	4,044,243
Siamgas & Petrochemicals PCL NVDR	98,200	50,827
SK Gas Co. Ltd.	867	83,753
		18,846,508
FINANCIALS - 3.3%
Banks - 2.0%
Agricultural Bank of China Ltd. (H Shares)	3,918,000	1,748,532
Banco do Brasil SA	343,200	3,488,222
Bangkok Bank PCL	55,800	314,294
Bank of China Ltd. (H Shares)	14,173,000	6,745,609
China CITIC Bank Corp. Ltd. (H Shares)	4,342,000	2,525,802
China Construction Bank Corp. (H Shares)	8,641,000	6,341,752
China Merchants Bank Co. Ltd. (H Shares)	88,500	163,006
Grupo Financiero Inbursa S.A.B. de CV Series O	530,380	1,453,373
Krung Thai Bank PCL:
(For. Reg.)	985,300	566,971
NVDR	3,229,800	1,858,524
PT Bank Bukopin Tbk	834,000	46,075
PT Bank PAN Indonesia Tbk (a)	784,500	58,460
PT Bank Rakyat Indonesia Tbk	2,727,600	2,383,000
Sinopac Holdings Co.	520,000	230,272
Standard Bank Group Ltd.	12,449	166,617
State Bank of Bikaner & Jaipur (a)	872	7,519
State Bank of India	11,398	489,510
Syndicate Bank	53,629	127,923
Thanachart Capital PCL:
(For. Reg.)	797,900	825,958
NVDR	333,700	345,435
Turk Ekonomi Bankasi A/S (a)	52,449	51,514
Turkiye Is Bankasi A/S Series C	1,203,804	3,426,485
		33,364,853
Capital Markets - 0.0%
Chinyang Holdings Co. Ltd.	15,630	49,767
Grupo Financiero Interacciones SA de CV	48,486	326,974
Is Yatirim Menkul Degerler A/S	15,504	9,018
		385,759
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.0%
Krungthai Card PCL NVDR	205,800	$ 266,296
Diversified Financial Services - 0.5%
FirstRand Ltd.	905,138	3,406,385
Fubon Financial Holding Co. Ltd.	2,831,000	4,067,312
Meritz Financial Holdings Co.	4,270	29,911
		7,503,608
Insurance - 0.6%
Liberty Holdings Ltd.	202,698	2,480,207
LIG Insurance Co. Ltd.	10,820	300,526
MMI Holdings Ltd.	1,071,872	2,589,657
MNRB Holdings Bhd	36,000	46,455
Porto Seguro SA	314,100	4,372,976
Syarikat Takaful Malaysia Bhd	53,100	212,994
		10,002,815
Real Estate Investment Trusts - 0.0%
FII BTG Pactual Corporate Office Fund	2,530	140,532
Kiler Gayrimenkul Yatirim Ortakligi AS (a)	57,339	31,165
Terrafina	84,973	174,421
		346,118
Real Estate Management & Development - 0.2%
Dongwon Development Co. Ltd.	3,311	78,339
Indiabulls Real Estate Ltd.	243,553	354,251
KSL Holdings Bhd (a)	71,400	48,399
LBS Bina Group Bhd	401,900	216,196
PT Agung Podomoro Land Tbk	15,189,500	348,675
PT Lippo Cikarang Tbk (a)	549,500	388,298
PT Pakuwon Jati Tbk	2,698,800	94,314
Radium Life Tech Co. Ltd.	258,000	197,576
Sunway Bhd	63,500	61,407
Vista Land & Lifescapes, Inc.	3,107,100	442,809
Xinyuan Real Estate Co. Ltd. ADR	40,616	157,184
		2,387,448
TOTAL FINANCIALS		54,256,897
HEALTH CARE - 0.2%
Biotechnology - 0.0%
Biocon Ltd.	55,928	413,165
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.0%
Kossan Rubber Industries Bhd	267,200	$ 333,169
Health Care Providers & Services - 0.0%
Faber Group Bhd	109,500	106,912
Life Sciences Tools & Services - 0.1%
Dishman Pharmaceuticals and Chemicals Ltd. (a)	136,365	204,910
Divi's Laboratories Ltd.	7,269	156,591
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	42,545	1,419,727
		1,781,228
Pharmaceuticals - 0.1%
Ajanta Pharma Ltd.	12,399	225,076
Alembic Pharmaceuticals Ltd. (a)	77,172	321,360
Dong Wha Pharm Co. Ltd.	10,710	60,648
Sihuan Pharmaceutical Holdings Group Ltd.	142,000	169,236
Suven Life Sciences Ltd.	44,047	63,583
		839,903
TOTAL HEALTH CARE		3,474,377
INDUSTRIALS - 0.6%
Air Freight & Logistics - 0.0%
Sinotrans Ltd. (H Shares)	637,000	358,228
Airlines - 0.1%
Avianca Holding SA sponsored ADR	94,440	1,501,596
Grupo Aeromexico S.A.B. de CV (a)	165,296	293,268
Turk Hava Yollari AO	35,603	121,031
		1,915,895
Building Products - 0.0%
Ege Seramik Sanayi ve Ticaret A/S	36,353	56,504
Sintex Industries Ltd.	2,899	4,523
		61,027
Commercial Services & Supplies - 0.0%
China Stationery Ltd.	102,400	3,662
KTCS Corp.	21,960	72,074
KTIS Corp.	15,400	62,010
		137,746
Construction & Engineering - 0.1%
Da Cin Construction Co. Ltd.	58,000	54,748
EEI Corp.	217,000	52,450
Muhibbah Engineering (M) Bhd	285,300	248,396
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Murray & Roberts Holdings Ltd. (a)	75,187	$ 181,156
National Buildings Construction Corp. Ltd. (a)	17,433	88,660
Protasco Bhd	95,600	57,966
PT Adhi Karya Persero Tbk	1,486,200	398,442
PT Petrosea Tbk	344,500	38,802
PT Surya Semesta Internusa Tbk	1,027,500	62,926
Sungdo Engineering & Constuction Co. Ltd.	6,557	50,557
Te Chang Construction Co. Ltd.	51,000	53,404
United Integration Services Co. Ltd.	184,000	208,297
		1,495,804
Electrical Equipment - 0.1%
Amara Raja Batteries Ltd.	9,810	67,491
Audix Corp.	51,000	50,093
DONGYANG E&P, Inc.	21,665	370,387
Finolex Cables Ltd.	43,975	111,210
Havells India Ltd.	14,025	229,916
Korea Electric Terminal Co. Ltd.	3,990	167,700
		996,797
Industrial Conglomerates - 0.1%
Alarko Holding AS	100,608	244,637
Berjaya Group Bhd	378,200	57,612
Cahya Mata Sarawak Bhd	97,100	301,928
CJ Corp.	8,996	1,255,932
Daesang Holdings Co. Ltd.	4,590	82,968
Max India Ltd.	33,361	148,587
San Miguel Corp.	76,920	134,003
		2,225,667
Machinery - 0.1%
Fitters Diversified Bhd	204,300	63,208
George Kent (MALAYSIA) Bhd	98,300	54,713
Kepler Weber SA	5,600	104,736
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	304,800	527,304
Shenmao Technology, Inc.	38,000	49,471
		799,432
Marine - 0.0%
MISC Bhd	63,100	121,256
Road & Rail - 0.0%
PKP Cargo SA	3,875	104,093
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Barloworld Ltd.	16,374	$ 155,857
Transportation Infrastructure - 0.1%
Bangkok Expressway PCL (For.Reg.)	42,500	44,965
Grupo Aeroportuario del Pacifico SA de CV Series B	65,967	405,607
OHL Mexico S.A.B. de CV (a)	56,479	156,787
Sebang Co. Ltd.	60	1,117
Sichuan Expressway Co. Ltd. (H Shares)	132,000	41,032
		649,508
TOTAL INDUSTRIALS		9,021,310
INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.0%
Mobase Co. Ltd.	3,616	35,427
Electronic Equipment & Components - 0.9%
AU Optronics Corp. (a)	547,000	208,103
BenQ Materials Corp. (a)	41,000	52,216
Chimei Materials Technology Corp.	189,000	227,802
Coretronic Corp.	99,000	114,710
Daou Data Corp.	16,465	90,334
Delta Electronics PCL NVDR	205,700	356,977
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,657,200	5,098,398
Hon Hai Precision Industry Co. Ltd. (Foxconn) GDR (Reg. S)	262,896	1,637,842
Innolux Corp. (a)	4,419,000	1,743,529
INTOPS Co. Ltd.	21,141	393,533
INZI Display Co. Ltd.	279,073	516,751
LG Display Co. Ltd. (a)	141,190	3,756,153
Sam Young Electronics Co. Ltd.	4,410	49,903
Seowon Intech Co. Ltd.	3,359	46,072
Taiwan Union Technology Corp.	63,000	57,999
		14,350,322
Internet Software & Services - 0.1%
Daou Technology, Inc.	30,390	366,216
SouFun Holdings Ltd. ADR	32,028	383,375
Tencent Holdings Ltd.	8,500	119,503
YY, Inc. ADR (a)	11,717	762,894
		1,631,988
IT Services - 0.7%
CSU Cardsystem SA (a)	20,600	16,459
HCL Technologies Ltd.	134,564	3,224,694
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Infosys Ltd.	4,046	$ 200,897
Infosys Ltd. sponsored ADR	63,847	3,283,651
MindTree Consulting Ltd.	6,639	169,326
Nice Information & Telecom, Inc.	4,823	78,911
Persistent Systems Ltd.	2,757	49,728
Wipro Ltd.	256,001	2,183,427
Wipro Ltd. sponsored ADR	119,977	1,336,544
WNS Holdings Ltd. sponsored ADR (a)	21,951	394,240
		10,937,877
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Semiconductor Engineering, Inc. sponsored ADR	439,094	2,827,765
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	15,719	383,701
Samsung Electronics Co. Ltd.	11,968	16,919,589
Siliconware Precision Industries Co. Ltd.	77,000	122,962
SK Hynix, Inc. (a)	7,270	314,461
Taiwan Semiconductor Co. Ltd.	53,000	66,087
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	234,553	4,822,410
Walton Advanced Engineering, Inc. (a)	122,000	55,041
		25,512,016
Software - 0.0%
Geometric Ltd. (a)	43,110	101,958
Nucleus Software Exports Ltd. (a)	49,385	158,888
Perfect World Co. Ltd. sponsored ADR Class B	8,748	162,013
		422,859
Technology Hardware, Storage & Peripherals - 0.3%
Bematech Industria e Comercio de Equipamentos Eletronicos SA	38,900	155,058
Elitegroup Computer Systems Co. Ltd.	246,000	187,158
Inventec Corp.	1,239,000	1,155,091
Micro-Star International Co. Ltd.	119,000	176,713
Pegatron Corp.	1,738,000	3,356,329
Qisda Corp. (a)	275,000	94,768
Sindoh Co. Ltd.	4,209	279,170
		5,404,287
TOTAL INFORMATION TECHNOLOGY		58,294,776
MATERIALS - 0.9%
Chemicals - 0.2%
Bagfas Bandirma Gubre Fabrikalari A/S	3,383	79,035
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Hanwha Corp.	25,480	$ 676,504
Hubei Sanonda Co. Ltd. (B Shares)	125,800	129,646
Kunsul Chemical Industrial Co. Ltd.	2,980	132,840
PTT Global Chemical PCL NVDR	1,157,200	2,422,210
Shinkong Synthetic Fiber Co.	153,000	52,725
Tae Kyung Industrial Co. Ltd.	11,580	64,327
Taekwang Industrial Co. Ltd.	168	210,350
UPL Ltd.	67,762	345,478
		4,113,115
Construction Materials - 0.1%
Akcansa Cimento A/S	8,566	52,889
Asia Cement (China) Holdings Corp.	200,000	134,916
Asia Cement Co. Ltd.	465	48,746
Cimsa Cimento Sanayi Ve Ticaret A/S	26,968	172,938
Eternit SA	61,900	244,528
Hanil Cement Co. Ltd.	437	48,380
Huaxin Cement Co. Ltd. (B Shares)	43,700	64,414
Shree Cement Ltd.	992	114,811
Tipco Asphalt NVDR	27,800	47,822
		929,444
Containers & Packaging - 0.0%
Bio Pappel S.A.B. de CV (a)	138,180	296,749
Mpact Ltd.	120,835	312,262
		609,011
Metals & Mining - 0.5%
Dongil Industries Co. Ltd.	1,940	98,264
Eregli Demir ve Celik Fabrikalari T.A.S.	1,858,038	2,763,936
Grupo Simec SA de CV (a)	206,578	914,268
Grupo Simec SA de CV Series B sponsored ADR (a)	3,283	43,336
Husteel Co. Ltd.	12,640	255,723
KISCO Corp.	3,180	84,275
KISWIRE Ltd.	1,630	57,650
Kumkang Kind Co. Ltd.	970	49,702
National Aluminium Co. Ltd.	81,363	69,109
Press Metal Bhd	57,800	63,803
Seah Steel Corp.	441	55,735
Sibanye Gold Ltd.	104,833	258,244
Tata Sponge Iron Ltd. (a)	7,578	73,034
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Ternium SA sponsored ADR	147,876	$ 4,204,115
Welspun Gujarat Stahl Rohren Ltd. (a)	44,413	60,088
		9,051,282
Paper & Forest Products - 0.1%
Asia Holdings Co. Ltd.	204	31,179
Asia Paper Manufacturing Co. Ltd.	5,850	114,054
Fibria Celulose SA (a)	48,300	455,986
Long Chen Paper Co. Ltd.	117,275	56,424
Mondi Ltd.	3,296	58,657
PT Indah Kiat Pulp & Paper Tbk (a)	721,500	86,209
WTK Holdings Bhd	124,500	53,036
		855,545
TOTAL MATERIALS		15,558,397
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.6%
Axtel S.A.B. de CV unit (a)	1,211,141	419,210
China Telecom Corp. Ltd. (H Shares)	1,236,000	622,869
China Unicom Ltd.	3,100,000	4,636,182
KT Corp.	15,500	460,883
LG Telecom Ltd.	47,390	445,253
Netia Holdings SA	71,680	120,492
PT Telkomunikasi Indonesia Tbk:
Series B	5,267,500	1,164,794
sponsored ADR	29,732	1,298,694
Telekom Malaysia Bhd	381,600	733,299
Telekomunikacja Polska SA	65,986	227,279
Telkom SA Ltd. (a)	149,372	546,196
TIME dotCom Bhd	38,200	51,670
		10,726,821
Wireless Telecommunication Services - 0.7%
Advanced Info Service PCL (For. Reg.)	142,100	990,741
America Movil S.A.B. de CV:
Series L	123,018	118,937
Series L sponsored ADR	290,405	5,613,529
Bharti Infratel Ltd. (a)	33,399	130,617
Sistema JSFC sponsored GDR	16,839	482,437
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
TIM Participacoes SA	332,900	$ 1,806,929
Total Access Communication PCL NVDR	524,400	1,915,908
		11,059,098
TOTAL TELECOMMUNICATION SERVICES		21,785,919
UTILITIES - 0.9%
Electric Utilities - 0.7%
Ceske Energeticke Zavody A/S	1,927	56,404
ENEA SA	56,482	297,866
Energa SA	23,218	144,560
Enersis SA sponsored ADR	155,805	2,524,041
Light SA	16,200	143,250
Odas Elektrik Uretim Ve Sanayi	18,879	45,996
Polska Grupa Energetyczna SA	177,407	1,225,029
Tauron Polska Energia SA	428,174	753,621
Tenaga Nasional Bhd	1,467,000	5,501,250
		10,692,017
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	260	10,316
Daesung Energy Co. Ltd.	22,060	124,705
E1 Corp.	2,117	145,392
KyungDong City Gas Co. Ltd.	1,354	157,195
PT Perusahaan Gas Negara Tbk Series B	331,000	153,805
Samchully Co. Ltd.	2,665	389,032
		980,445
Independent Power Producers & Energy Traders - 0.1%
China Resources Power Holdings Co. Ltd.	20,000	52,496
Guangdong Electric Power Development Co. Ltd. (B Shares)	649,700	367,046
Huadian Power International Corp. Ltd. (H Shares)	1,234,000	693,960
Huaneng Power International, Inc. (H Shares)	972,000	1,026,794
		2,140,296
Multi-Utilities - 0.0%
YTL Corp. Bhd	244,900	124,125
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.0%
Puncak Niaga Holding Bhd	80,600	$ 74,936
TOTAL UTILITIES		14,011,819
TOTAL COMMON STOCKS (Cost $212,058,447)		233,122,254
Nonconvertible Preferred Stocks - 1.1%

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	80,000	3,635,227
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	323,500	2,410,041
FINANCIALS - 0.4%
Banks - 0.4%
Banco Bradesco SA (PN)	137,500	1,915,536
Banco Santander SA (Brasil) ADR	164,739	1,113,636
Itau Unibanco Holding SA	9,400	146,436
Itausa-Investimentos Itau SA (PN)	930,160	3,545,760
		6,721,368
MATERIALS - 0.1%
Chemicals - 0.0%
Braskem SA (PN-A)	11,500	75,151
Metals & Mining - 0.1%
Metalurgica Gerdau SA (PN)	143,600	1,045,447
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	64,300	226,455
Vale SA (PN-A)	8,100	92,704
		1,364,606
TOTAL MATERIALS		1,439,757
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Oi SA (PN)	139,300	120,628
Nonconvertible Preferred Stocks - continued
	Shares	Value
UTILITIES - 0.2%
Electric Utilities - 0.1%
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	69,300	$ 299,435
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	210,441	1,463,496
(PN) sponsored (non-vtg.)	67,174	471,561
Companhia Energetica do Ceara	5,338	82,228
Companhia Paranaense de Energia-Copel (PN-B)	10,200	146,742
		2,463,462
Independent Power and Renewable Electricity Producers - 0.1%
Companhia Energetica de Sao Paulo Series B	103,800	1,245,433
Water Utilities - 0.0%
Cia de Saneamento do Parana	8,000	21,069
TOTAL UTILITIES		3,729,964
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,228,984)		18,056,985
Equity Funds - 81.1%

Emerging Markets Funds - 81.1%
Aberdeen Emerging Markets Institutional Fund	14,045,497	214,334,277
Eaton Vance Parametric Structured Emerging Markets Fund Investor Class	5,440,309	85,195,237
Fidelity Emerging Markets Fund (c)	6,611,882	165,892,125
GMO Emerging Markets Fund - Class V	20,747,748	227,187,837
Invesco Developing Markets Fund Class A	2,056,108	69,989,913
Lazard Emerging Markets Equity Portfolio Institutional Class	11,637,350	229,255,797
Oppenheimer Developing Markets Fund Class I	2,683,478	103,448,075
SPDR S&P China ETF	200,400	14,727,396
T. Rowe Price Emerging Markets Stock Fund	4,130,353	138,821,163
Templeton Frontier Markets Fund - Class A	542,361	10,397,059
Equity Funds - continued
	Shares	Value
Emerging Markets Funds - continued
Thornburg Developing World Fund - Class I	3,184,254	$ 62,411,381
Wasatch Frontier Emerging Small Countries Fund	3,068,171	10,155,645
TOTAL EMERGING MARKETS FUNDS		1,331,815,905
Sector Funds - 0.0%
RS Global Natural Resources Fund Class A	68	2,571
TOTAL EQUITY FUNDS (Cost $1,345,225,160)		1,331,818,476
Money Market Funds - 3.5%

SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $57,279,804)	57,279,804	57,279,804
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,633,792,395)		1,640,277,519
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,825,264
NET ASSETS - 100%		$ 1,642,102,783
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,033 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2014	$ 52,920,590	$ 2,386,182

The face value of futures purchased as a percentage of net assets is 3.2%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 157,050,066	$ -	$ 427,571	$ -	$ 165,892,125
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 30,903,727	$ 29,508,713	$ 1,395,014	$ -
Consumer Staples	10,603,751	10,598,092	-	5,659
Energy	21,256,549	16,814,407	4,442,142	-
Financials	60,978,265	60,978,265	-	-
Health Care	3,474,377	3,474,377	-	-
Industrials	9,021,310	9,021,310	-	-
Information Technology	58,294,776	51,823,234	6,471,542	-
Materials	16,998,154	16,739,910	258,244	-
Telecommunication Services	21,906,547	15,021,819	6,884,728	-
Utilities	17,741,783	17,741,783	-	-
Equity Funds	1,331,818,476	1,331,818,476	-	-
Money Market Funds	57,279,804	57,279,804	-	-
Total Investments in Securities:	$ 1,640,277,519	$ 1,620,820,190	$ 19,451,670	$ 5,659
Derivative Instruments:
Assets
Futures Contracts	$ 2,386,182	$ 2,386,182	$ -	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $1,635,067,550. Net unrealized appreciation aggregated $5,209,969, of which $78,983,960 related to appreciated investment securities and $73,773,991 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Emerging Markets Fund of Funds

May 31, 2014

1.938037.102

RMF-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Emerging Markets Funds - 100.0%
Aberdeen Emerging Markets Fund Institutional Class	106,476	$ 1,626,951
Acadian Emerging Markets Portfolio Institutional Class	96,713	1,836,579
Eaton Vance Parametric Structured Emerging Markets Fund Class I	38,179	600,177
Fidelity Emerging Markets Fund (b)	48,921	1,227,435
GMO Emerging Markets Fund - Class V	137,303	1,503,467
iShares MSCI Emerging Markets Index ETF	6,657	283,255
Lazard Emerging Markets Equity Portfolio Institutional Class	86,371	1,701,500
Oppenheimer Developing Markets Fund Class Y	17,248	664,213
SPDR S&P China ETF	1,452	106,707
T. Rowe Price Emerging Markets Stock Fund	37,160	1,248,956
Templeton Frontier Markets Fund - Advisor Class	60	1,149
Thornburg Developing World Fund - Class I	41,076	805,080
Wasatch Frontier Emerging Small Countries Fund	677	2,240
TOTAL EQUITY FUNDS (Cost $11,088,968)		11,607,709
Money Market Funds - 0.1%

SSgA U.S. Treasury Money Market Fund, 0% (a) (Cost $13,762)	13,762	13,762
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $11,102,730)		11,621,471
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(10,712)
NET ASSETS - 100%		$ 11,610,759
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 1,127,009	$ 47,509	$ 14,552	$ -	$ 1,227,435
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $11,120,536. Net unrealized appreciation aggregated $500,935, of which $584,069 related to appreciated investment securities and $83,134 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Emerging Markets Fund of Funds
Class L
Class N

May 31, 2014

1.9585961.100

RMF-L-RMF-N-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Emerging Markets Funds - 100.0%
Aberdeen Emerging Markets Fund Institutional Class	106,476	$ 1,626,951
Acadian Emerging Markets Portfolio Institutional Class	96,713	1,836,579
Eaton Vance Parametric Structured Emerging Markets Fund Class I	38,179	600,177
Fidelity Emerging Markets Fund (b)	48,921	1,227,435
GMO Emerging Markets Fund - Class V	137,303	1,503,467
iShares MSCI Emerging Markets Index ETF	6,657	283,255
Lazard Emerging Markets Equity Portfolio Institutional Class	86,371	1,701,500
Oppenheimer Developing Markets Fund Class Y	17,248	664,213
SPDR S&P China ETF	1,452	106,707
T. Rowe Price Emerging Markets Stock Fund	37,160	1,248,956
Templeton Frontier Markets Fund - Advisor Class	60	1,149
Thornburg Developing World Fund - Class I	41,076	805,080
Wasatch Frontier Emerging Small Countries Fund	677	2,240
TOTAL EQUITY FUNDS (Cost $11,088,968)		11,607,709
Money Market Funds - 0.1%

SSgA U.S. Treasury Money Market Fund, 0% (a) (Cost $13,762)	13,762	13,762
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $11,102,730)		11,621,471
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(10,712)
NET ASSETS - 100%		$ 11,610,759
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 1,127,009	$ 47,509	$ 14,552	$ -	$ 1,227,435
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $11,120,536. Net unrealized appreciation aggregated $500,935, of which $584,069 related to appreciated investment securities and $83,134 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Income Opportunities Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2014

1.912886.103

SRQ-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.1%
	Shares	Value
High Yield Fixed-Income Funds - 100.1%
BlackRock High Yield Bond Portfolio Investor A Class	55,660,875	$ 466,994,741
Eaton Vance Income Fund of Boston - Class A	58,979,986	362,137,113
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	20,449,340	210,628,203
Fidelity Advisor High Income Fund Institutional Class (a)	6,913,987	59,045,448
Fidelity Capital & Income Fund (a)	69,744,999	712,096,438
Fidelity High Income Fund (a)	48,326,882	458,622,106
Hotchkis and Wiley High Yield Fund A	27,181,680	360,157,261
Ivy High Income Fund Class A	16,897,638	147,854,336
Janus High-Yield Fund Class T	52,110,293	489,836,755
MainStay High Yield Corporate Bond Fund Class A	35,104,199	214,837,695
PIMCO High Yield Fund Administrative Class	17,118,548	167,077,031
T. Rowe Price High Yield Fund Advisor Class	103,297,134	752,003,133
Third Avenue Focused Credit Fund Investor Class	23,678,113	287,452,295
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $4,310,094,421)		4,688,742,555
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,520,159)
NET ASSETS - 100%		$ 4,686,222,396
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 174,465,293	$ 34,831,050	$ -	$ 2,265,705	$ 210,628,203
Fidelity Advisor High Income Fund Institutional Class	58,907,168	-	-	755,369	59,045,448
Fidelity Capital & Income Fund	696,697,404	7,737,596	-	7,737,911	712,096,438
Fidelity High Income Fund	453,206,526	5,903,691	23,469	5,903,959	458,622,106
Total	$ 1,383,276,391	$ 48,472,337	$ 23,469	$ 16,662,944	$ 1,440,392,195
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $4,312,518,248. Net unrealized appreciation aggregated $376,224,307, of which $376,519,445 related to appreciated investment securities and $295,138 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Income Opportunities
Fund of Funds

May 31, 2014

1.941265.101

ODF-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.1%
	Shares	Value
High Yield Fixed-Income Funds - 100.1%
BlackRock High Yield Bond Fund Institutional Class	89,589	$ 751,653
Eaton Vance Income Fund of Boston Class I	93,017	571,122
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	40,664	418,839
Fidelity Advisor High Income Fund Institutional Class (a)	5,446	46,506
Fidelity Capital & Income Fund (a)	105,434	1,076,482
Fidelity High Income Fund (a)	75,639	717,814
Hotchkis and Wiley High Yield Fund I	46,609	621,302
Ivy High Income Fund Class I	17,637	154,325
Janus High-Yield Fund Class I Shares	77,212	725,792
MainStay High Yield Corporate Bond Fund Class I	72,424	443,957
T. Rowe Price High Yield Fund	168,307	1,228,640
Third Avenue Focused Credit Fund Institutional Class	39,806	482,848
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $7,043,771)		7,239,280
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,611)
NET ASSETS - 100%		$ 7,231,669
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 341,810	$ 74,413	$ -	$ 4,399	$ 418,839
Fidelity Advisor High Income Fund Institutional Class	46,397	-	-	595	46,506
Fidelity Capital & Income Fund	903,707	234,822	73,148	10,777	1,076,482
Fidelity High Income Fund	642,756	148,767	73,148	8,739	717,814
Total	$ 1,934,670	$ 458,002	$ 146,296	$ 24,510	$ 2,259,641
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $7,047,620. Net unrealized appreciation aggregated $191,660, of which $192,656 related to appreciated investment securities and $996 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Income Opportunities
Fund of Funds
Class L
Class N

May 31, 2014

1.9585967.100

ODF-L-ODF-N-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.1%
	Shares	Value
High Yield Fixed-Income Funds - 100.1%
BlackRock High Yield Bond Fund Institutional Class	89,589	$ 751,653
Eaton Vance Income Fund of Boston Class I	93,017	571,122
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	40,664	418,839
Fidelity Advisor High Income Fund Institutional Class (a)	5,446	46,506
Fidelity Capital & Income Fund (a)	105,434	1,076,482
Fidelity High Income Fund (a)	75,639	717,814
Hotchkis and Wiley High Yield Fund I	46,609	621,302
Ivy High Income Fund Class I	17,637	154,325
Janus High-Yield Fund Class I Shares	77,212	725,792
MainStay High Yield Corporate Bond Fund Class I	72,424	443,957
T. Rowe Price High Yield Fund	168,307	1,228,640
Third Avenue Focused Credit Fund Institutional Class	39,806	482,848
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $7,043,771)		7,239,280
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,611)
NET ASSETS - 100%		$ 7,231,669
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 341,810	$ 74,413	$ -	$ 4,399	$ 418,839
Fidelity Advisor High Income Fund Institutional Class	46,397	-	-	595	46,506
Fidelity Capital & Income Fund	903,707	234,822	73,148	10,777	1,076,482
Fidelity High Income Fund	642,756	148,767	73,148	8,739	717,814
Total	$ 1,934,670	$ 458,002	$ 146,296	$ 24,510	$ 2,259,641
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $7,047,620. Net unrealized appreciation aggregated $191,660, of which $192,656 related to appreciated investment securities and $996 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2014

1.912870.103

SIT-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 23.6%
	Shares	Value
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.3%
Autoliv, Inc.	155,740	$ 16,508,440
Compagnie Plastic Omnium	49,571	1,683,574
Continental AG	42,261	9,992,122
DENSO Corp.	538,000	24,781,021
TS tech Co. Ltd.	10,500	283,017
Valeo SA	61,059	8,198,409
		61,446,583
Automobiles - 0.7%
Bayerische Motoren Werke AG (BMW)	73,609	9,240,321
Daimler AG (Germany)	464,567	44,139,233
Fuji Heavy Industries Ltd.	351,200	9,365,713
Honda Motor Co. Ltd.	736,900	25,868,891
Kia Motors Corp.	205,280	11,825,675
Mahindra & Mahindra Ltd.	76,126	1,588,879
Maruti Suzuki India Ltd.	40,015	1,553,750
Peugeot Citroen SA (a)	1,142,049	16,159,419
PT Astra International Tbk	6,756,700	4,094,526
Tata Motors Ltd.	741,107	5,168,109
Toyota Motor Corp.	499,300	28,278,328
		157,282,844
Diversified Consumer Services - 0.0%
Kroton Educacional SA	175,100	4,444,912
Hotels, Restaurants & Leisure - 0.5%
Carnival PLC	425,627	17,317,582
Compass Group PLC	3,810,642	63,586,548
Flight Centre Travel Group Ltd.	29,100	1,348,138
InterContinental Hotel Group PLC	72,262	2,864,049
Sands China Ltd.	1,309,200	9,540,859
TUI Travel PLC	256,100	1,761,315
Whitbread PLC	350,174	24,570,215
		120,988,706
Household Durables - 0.1%
Berkeley Group Holdings PLC	41,743	1,577,815
Coway Co. Ltd.	20,524	1,725,247
Nikon Corp.	1,883,400	29,968,497
Techtronic Industries Co. Ltd.	1,391,500	4,388,288
		37,659,847
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.0%
Start Today Co. Ltd.	75,700	$ 1,893,511
Vipshop Holdings Ltd. ADR (a)	12,312	2,002,670
		3,896,181
Leisure Products - 0.0%
Sankyo Co. Ltd. (Gunma)	115,100	4,295,491
Yamaha Corp.	280,300	4,391,351
		8,686,842
Media - 0.6%
Daily Mail & General Trust PLC Class A	97,523	1,422,989
Fuji Media Holdings, Inc.	601,600	9,588,694
ITV PLC	3,589,239	10,955,650
Nippon Television Network Corp.	1,144,700	18,577,026
ProSiebenSat.1 Media AG	207,241	9,431,282
Publicis Groupe SA	50,977	4,397,283
realestate.com.au Ltd.	39,987	1,693,977
Reed Elsevier NV	3,155,167	70,574,919
Telenet Group Holding NV	1,427	85,492
UBM PLC	349,845	3,949,473
WPP PLC	593,378	12,832,473
		143,509,258
Multiline Retail - 0.1%
Dollarama, Inc.	112,000	9,448,160
Next PLC	64,559	7,185,396
		16,633,556
Specialty Retail - 0.2%
Esprit Holdings Ltd.	8,059,300	11,892,040
Fielmann AG	10,862	1,556,167
Galiform PLC	328,649	1,758,964
H&M Hennes & Mauritz AB (B Shares)	77,900	3,292,008
Inditex SA	60,303	8,754,517
Nitori Holdings Co. Ltd.	39,700	1,953,251
USS Co. Ltd.	763,100	12,526,494
World Duty Free SpA (a)	36,859	511,990
		42,245,431
Textiles, Apparel & Luxury Goods - 0.2%
Compagnie Financiere Richemont SA Series A	14,339	1,510,759
Gildan Activewear, Inc.	27,000	1,469,898
Hermes International SCA	4,327	1,533,571
Li & Fung Ltd.	13,142,000	19,086,789
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
LVMH Moet Hennessy - Louis Vuitton SA	102,370	$ 20,366,690
Pandora A/S	68,447	5,052,971
		49,020,678
TOTAL CONSUMER DISCRETIONARY		645,814,838
CONSUMER STAPLES - 2.7%
Beverages - 0.3%
Heineken NV (Bearer)	334,370	23,569,235
ITO EN Ltd.	142,300	3,255,717
Pernod Ricard SA	394,596	48,383,524
		75,208,476
Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	120,966	3,284,367
Lawson, Inc.	125,500	9,037,755
Sundrug Co. Ltd.	194,400	8,745,228
Tsuruha Holdings, Inc.	30,000	1,612,631
		22,679,981
Food Products - 0.9%
Danone SA	1,114,933	83,139,506
M. Dias Branco SA	197,900	8,514,744
Nestle SA	1,248,582	98,028,734
Toyo Suisan Kaisha Ltd.	216,000	6,585,428
Unilever NV (Certificaten Van Aandelen) (Bearer)	412,994	17,914,965
Unilever PLC	140,731	6,327,559
		220,510,936
Household Products - 0.3%
Reckitt Benckiser Group PLC	796,871	68,121,474
Personal Products - 0.4%
Kao Corp.	1,344,400	53,354,596
Kobayashi Pharmaceutical Co. Ltd.	236,300	15,230,528
Kose Corp.	190,400	6,730,342
L'Oreal SA	77,140	13,459,634
		88,775,100
Tobacco - 0.7%
British American Tobacco PLC (United Kingdom)	1,320,547	79,960,378
ITC Ltd.	790,471	4,563,620
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Japan Tobacco, Inc.	1,460,100	$ 49,597,315
KT&G Corp.	367,402	29,875,940
		163,997,253
TOTAL CONSUMER STAPLES		639,293,220
ENERGY - 1.6%
Energy Equipment & Services - 0.3%
Technip SA	454,661	48,825,571
Tecnicas Reunidas SA	269,513	16,765,690
		65,591,261
Oil, Gas & Consumable Fuels - 1.3%
BG Group PLC	2,341,170	47,915,326
Cairn Energy PLC (a)	2,371,500	7,846,864
Canadian Natural Resources Ltd.	175,245	7,132,308
Cenovus Energy, Inc.	178,690	5,318,017
CNOOC Ltd.	20,307,000	34,806,066
Dragon Oil PLC	257,539	2,620,339
Enbridge, Inc.	201,705	9,585,778
Galp Energia SGPS SA Class B	225,924	4,003,588
Genel Energy PLC (a)	140,189	2,483,789
Imperial Oil Ltd.	354,700	17,465,123
INPEX Corp.	1,007,700	14,597,428
Oil Search Ltd. ADR	564,040	4,950,032
Peyto Exploration & Development Corp.	14,835	526,469
Reliance Industries Ltd. GDR (d)	133,391	4,771,396
Repsol YPF SA	322,036	9,071,591
Royal Dutch Shell PLC Class A (United Kingdom)	2,473,656	97,271,959
Suncor Energy, Inc.	327,400	12,600,205
Total SA (a)	546,239	38,349,555
		321,315,833
TOTAL ENERGY		386,907,094
FINANCIALS - 5.4%
Banks - 2.7%
Australia & New Zealand Banking Group Ltd.	294,385	9,175,235
Banco Bilbao Vizcaya Argentaria SA	754,896	9,687,623
Bank of Ireland (a)	11,374,653	4,333,687
Bankinter SA	374,648	2,969,218
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Barclays PLC	8,847,449	$ 36,600,375
BNP Paribas SA	898,484	62,916,356
Chiba Bank Ltd.	686,000	4,477,884
Credicorp Ltd. (United States)	24,390	3,810,938
Credit Agricole SA	696,334	10,863,682
DBS Group Holdings Ltd.	1,266,000	17,057,642
DNB ASA	998,709	18,761,609
Dubai Islamic Bank Pakistan Ltd. (a)	911,653	1,923,607
Erste Group Bank AG	534,499	18,572,073
First Gulf Bank PJSC	403,750	1,973,159
HDFC Bank Ltd.	451,328	6,150,056
HDFC Bank Ltd. sponsored ADR	146,690	6,605,451
HSBC Holdings PLC:
(Hong Kong)	3,222,800	33,942,749
(United Kingdom)	6,102,917	64,376,004
Intesa Sanpaolo SpA	3,059,144	10,258,350
Joyo Bank Ltd.	969,000	4,784,140
Jyske Bank A/S (Reg.) (a)	67,276	3,719,364
Kasikornbank PCL NVDR	1,162,100	6,634,001
KBC Groupe SA	616,805	36,717,637
Lloyds Banking Group PLC (a)	33,435,376	43,582,456
Mitsubishi UFJ Financial Group, Inc.	2,881,600	16,264,656
North Pacific Bank Ltd.	1,009,100	3,939,522
Powszechna Kasa Oszczednosci Bank SA	110,142	1,473,909
PT Bank Rakyat Indonesia Tbk	6,734,500	5,883,667
Royal Bank of Scotland Group PLC (a)	3,459,045	20,119,311
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	373,054	3,779,037
Standard Chartered PLC (United Kingdom)	722,145	16,250,418
Sumitomo Mitsui Financial Group, Inc.	1,862,200	75,564,815
Sydbank A/S (a)	137,597	3,671,599
The Hachijuni Bank Ltd.	673,000	3,709,349
The Suruga Bank Ltd.	221,000	3,824,928
The Toronto-Dominion Bank	217,613	10,789,334
UniCredit SpA	2,262,010	19,718,720
Westpac Banking Corp.	997,915	31,988,951
		636,871,512
Capital Markets - 0.6%
Azimut Holding SpA	73,355	2,007,877
Banca Generali SpA	91,311	2,666,160
CI Financial Corp.	133,231	4,271,059
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Credit Suisse Group AG	526,488	$ 15,635,902
Daiwa Securities Group, Inc.	1,085,000	8,813,159
Hargreaves Lansdown PLC	68,512	1,399,897
Julius Baer Group Ltd.	420,757	18,211,660
Jupiter Fund Management PLC	145,319	977,501
Partners Group Holding AG	21,852	5,797,918
Schroders PLC	54,104	2,345,221
UBS AG	4,193,627	84,315,140
		146,441,494
Consumer Finance - 0.0%
AEON Financial Service Co. Ltd.	324,200	8,190,905
Provident Financial PLC	48,746	1,709,332
		9,900,237
Diversified Financial Services - 0.3%
Century Tokyo Leasing Corp.	55,900	1,742,985
Fubon Financial Holding Co. Ltd.	1,076,000	1,545,895
Hong Kong Exchanges and Clearing Ltd.	81,900	1,524,345
IG Group Holdings PLC	975,986	9,840,226
ING Groep NV (Certificaten Van Aandelen) (a)	2,166,565	30,385,838
ORIX Corp.	695,100	11,118,840
		56,158,129
Insurance - 1.3%
AIA Group Ltd.	6,023,600	30,184,234
Amlin PLC	1,119,069	8,816,182
Aviva PLC	3,334,167	29,337,059
AXA SA	1,081,948	26,709,668
BB Seguridade Participacoes SA	492,700	6,267,888
Catlin Group Ltd.	621,708	5,455,430
Delta Lloyd NV	416,713	10,119,674
Euler Hermes SA	43,354	5,179,349
Fairfax Financial Holdings Ltd. (sub. vtg.)	36,490	16,433,120
Gjensidige Forsikring ASA	81,700	1,508,838
Hiscox Ltd.	1,663,535	18,975,180
Jardine Lloyd Thompson Group PLC	496,532	8,630,816
MAPFRE SA (Reg.)	409,613	1,672,858
Prudential PLC	985,256	22,918,927
Sampo Oyj (A Shares)	319,912	16,126,536
Sony Financial Holdings, Inc.	985,200	16,318,773
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
St. James's Place Capital PLC	100,502	$ 1,318,211
Zurich Insurance Group AG	234,102	70,243,671
		296,216,414
Real Estate Investment Trusts - 0.1%
Capital Shopping Centres Group PLC	556,796	2,939,900
Derwent London PLC	30,702	1,408,534
Link (REIT)	2,462,840	13,119,560
Unibail-Rodamco	17,806	4,978,238
		22,446,232
Real Estate Management & Development - 0.4%
Brookfield Asset Management, Inc. Class A	108,522	4,663,954
Countrywide PLC	145,488	1,326,636
Daito Trust Construction Co. Ltd.	24,800	2,693,370
Deutsche Annington Immobilien SE	531,608	15,652,687
Deutsche Wohnen AG	810,214	17,505,425
Deutsche Wohnen AG (Bearer)	693,905	15,389,738
Emaar Properties PJSC (a)	1,175,418	3,344,211
GAGFAH SA (a)	371,890	6,199,899
LEG Immobilien AG	128,188	9,042,768
Mitsubishi Estate Co. Ltd.	201,000	4,909,271
Mitsui Fudosan Co. Ltd.	225,000	7,167,009
Sumitomo Realty & Development Co. Ltd.	111,000	4,794,221
TAG Immobilien AG	595,528	7,476,623
		100,165,812
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	307,308	4,551,865
TOTAL FINANCIALS		1,272,751,695
HEALTH CARE - 2.5%
Biotechnology - 0.1%
Actelion Ltd.	41,722	4,146,575
CSL Ltd.	106,461	6,993,911
Grifols SA	50,745	2,749,629
		13,890,115
Health Care Equipment & Supplies - 0.1%
Coloplast A/S Series B	42,410	3,656,001
GN Store Nordic A/S	113,820	3,128,608
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Nihon Kohden Corp.	157,200	$ 7,133,788
Sonova Holding AG Class B	87,308	13,318,004
Straumann Holding AG	7,437	1,651,836
Terumo Corp.	181,700	3,875,451
		32,763,688
Health Care Providers & Services - 0.0%
Miraca Holdings, Inc.	29,400	1,387,782
Odontoprev SA	955,200	4,050,529
Ryman Healthcare Group Ltd.	188,479	1,331,591
Ship Healthcare Holdings, Inc.	25,400	901,268
		7,671,170
Health Care Technology - 0.0%
M3, Inc.	68,500	1,068,643
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA	7,761	2,380,367
Morphosys AG (a)	16,712	1,513,795
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	65,098	2,172,320
		6,066,482
Pharmaceuticals - 2.3%
Astellas Pharma, Inc.	486,000	6,252,422
Bayer AG	719,068	103,998,960
BTG PLC (a)	208,324	2,082,934
GlaxoSmithKline PLC	2,721,164	73,026,456
Hikma Pharmaceuticals PLC	48,337	1,381,433
Novartis AG	1,773,562	159,574,774
Novo Nordisk A/S Series B	160,080	6,777,821
Roche Holding AG (participation certificate)	302,690	89,218,620
Sanofi SA	469,324	50,176,851
Santen Pharmaceutical Co. Ltd.	631,800	34,134,288
Shire PLC	253,047	14,594,200
Sihuan Pharmaceutical Holdings Group Ltd.	1,189,000	1,417,055
Sun Pharmaceutical Industries Ltd.	479,074	4,942,082
		547,577,896
TOTAL HEALTH CARE		609,037,994
INDUSTRIALS - 3.2%
Aerospace & Defense - 0.1%
Cobham PLC	4,284,219	22,900,872
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Singapore Technologies Engineering Ltd.	317,000	$ 978,067
Zodiac Aerospace	71,845	2,554,158
		26,433,097
Air Freight & Logistics - 0.3%
PostNL NV (a)	2,976,594	14,590,929
Yamato Holdings Co. Ltd.	2,234,700	47,746,432
		62,337,361
Airlines - 0.2%
Deutsche Lufthansa AG	596,574	15,735,804
easyJet PLC	261,203	6,698,776
International Consolidated Airlines Group SA CDI (a)	4,743,878	31,297,845
Ryanair Holdings PLC sponsored ADR (a)	124,100	7,056,326
		60,788,751
Building Products - 0.2%
Compagnie de St. Gobain	195,066	11,113,467
Daikin Industries Ltd.	154,200	9,250,125
Geberit AG (Reg.)	75,608	25,033,805
		45,397,397
Commercial Services & Supplies - 0.2%
Babcock International Group PLC	415,239	8,449,727
Berendsen PLC	87,743	1,461,924
Brambles Ltd.	3,057,641	27,374,610
Intrum Justitia AB	46,376	1,443,533
Secom Co. Ltd.	40,500	2,479,220
		41,209,014
Construction & Engineering - 0.2%
Balfour Beatty PLC	2,411,434	9,543,270
JGC Corp.	1,013,000	29,243,320
Keller Group PLC	40,959	654,973
VINCI SA	109,226	8,084,804
		47,526,367
Electrical Equipment - 0.5%
ABB Ltd. (Reg.)	693,301	16,473,430
Legrand SA	954,229	60,400,664
Nidec Corp.	116,000	6,762,952
Schneider Electric SA	343,039	32,302,748
		115,939,794
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.4%
Bidvest Group Ltd.	129,491	$ 3,598,716
Hutchison Whampoa Ltd.	1,120,000	15,023,959
SembCorp Industries Ltd.	2,754,000	11,878,450
Siemens AG	503,029	66,855,168
		97,356,293
Machinery - 0.5%
Atlas Copco AB (A Shares)	1,153,054	33,805,917
Burckhardt Compression Holding AG	2,985	1,509,167
Fanuc Corp.	26,300	4,495,574
Glory Ltd.	201,500	5,983,107
IMI PLC	253,056	6,774,034
Joy Global, Inc.	218,620	12,494,133
Komatsu Ltd.	387,800	8,450,043
Kone Oyj (B Shares)	65,594	2,700,317
Schindler Holding AG (participation certificate)	155,463	24,009,529
SembCorp Marine Ltd.	3,726,000	12,238,795
SMC Corp.	18,100	4,752,900
Weg SA	72,570	842,541
		118,056,057
Professional Services - 0.2%
Adecco SA (Reg.)	27,888	2,327,893
Bertrandt AG	8,683	1,349,330
Capita Group PLC	456,885	8,477,745
Experian PLC	790,389	13,738,695
Hays PLC	635,772	1,611,310
Michael Page International PLC	1,802,443	13,858,496
		41,363,469
Road & Rail - 0.0%
Canadian National Railway Co.	110,755	6,717,005
Canadian Pacific Railway Ltd.	35,906	6,009,611
		12,726,616
Trading Companies & Distributors - 0.3%
Ashtead Group PLC	280,488	4,139,706
Brenntag AG	97,835	18,277,506
Bunzl PLC	1,284,919	36,011,222
Itochu Corp.	376,500	4,469,793
Mitsubishi Corp.	464,100	9,198,411
Travis Perkins PLC	35,641	1,005,449
		73,102,087
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	164,678	$ 3,608,529
China Merchants Holdings International Co. Ltd.	3,926,000	11,596,283
China Merchants Holdings International Co. Ltd. rights 6/5/14 (a)	779,200	1
		15,204,813
TOTAL INDUSTRIALS		757,441,116
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.2%
Telefonaktiebolaget LM Ericsson (B Shares)	3,837,303	47,831,113
Electronic Equipment & Components - 0.4%
China High Precision Automation Group Ltd. (a)	1,073,000	41,520
Delta Electronics, Inc.	771,000	5,005,827
Halma PLC	1,426,110	14,151,438
Hirose Electric Co. Ltd.	101,600	14,611,957
Hitachi Ltd.	4,140,000	27,984,669
Hoya Corp.	197,600	6,138,064
Keyence Corp.	17,400	6,797,340
Murata Manufacturing Co. Ltd.	52,500	4,470,556
OMRON Corp.	37,400	1,411,282
Spectris PLC	228,095	8,778,362
		89,391,015
Internet Software & Services - 0.1%
Baidu.com, Inc. sponsored ADR (a)	14,682	2,437,212
F@N Communications, Inc.	72,500	1,101,755
Naver Corp.	3,179	2,360,814
Qihoo 360 Technology Co. Ltd. ADR (a)	16,290	1,495,911
Tencent Holdings Ltd.	436,700	6,139,637
YY, Inc. ADR (a)	22,267	1,449,804
		14,985,133
IT Services - 0.5%
Amadeus IT Holding SA Class A	851,329	37,402,565
Cielo SA	445,900	7,967,405
Cognizant Technology Solutions Corp. Class A (a)	241,200	11,724,732
Computershare Ltd.	1,588,114	18,814,664
HCL Technologies Ltd.	141,278	3,385,588
Nomura Research Institute Ltd.	896,900	30,224,843
OBIC Co. Ltd.	341,200	10,886,635
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Otsuka Corp.	10,500	$ 1,441,895
SCSK Corp.	51,600	1,338,515
Tata Consultancy Services Ltd.	92,117	3,332,287
Tech Mahindra Ltd. (a)	96,697	3,141,284
Wirecard AG	57,009	2,486,778
		132,147,191
Semiconductors & Semiconductor Equipment - 0.5%
ASM International NV (Netherlands)	105,172	4,379,090
Infineon Technologies AG	1,908,023	23,665,785
MediaTek, Inc.	1,574,000	25,522,341
Nanoco Group PLC (a)	55,475	89,965
NXP Semiconductors NV (a)	145,890	9,059,769
Samsung Electronics Co. Ltd.	2,459	3,476,377
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,068,788	42,534,281
		108,727,608
Software - 0.2%
Check Point Software Technologies Ltd. (a)	59,444	3,832,949
Dassault Systemes SA	153,228	19,433,521
SAP AG	247,566	18,952,446
SimCorp A/S	57,831	1,954,018
		44,172,934
Technology Hardware, Storage & Peripherals - 0.1%
Canon, Inc.	226,700	7,473,094
Lenovo Group Ltd.	1,802,000	2,231,306
Neopost SA	191,444	15,316,147
Nokia Corp.	547,606	4,442,828
Wincor Nixdorf AG	22,581	1,468,729
		30,932,104
TOTAL INFORMATION TECHNOLOGY		468,187,098
MATERIALS - 1.7%
Chemicals - 1.2%
Akzo Nobel NV	1,143,717	85,717,000
Asahi Kasei Corp.	424,000	3,181,921
BASF AG	108,050	12,441,448
Clariant AG (Reg.)	1,068,664	22,077,369
DuluxGroup Ltd.	235,623	1,208,247
Givaudan SA	26,858	44,028,525
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
HEXPOL AB (B Shares)	29,337	$ 2,805,690
JSR Corp.	763,500	12,890,160
Linde AG	204,233	42,664,833
Nippon Kayaku Co. Ltd.	91,000	1,158,177
Shin-Etsu Chemical Co., Ltd.	514,400	30,737,441
Sigma Aldrich Corp.	38,677	3,810,845
Sika AG (Bearer)	597	2,366,000
Symrise AG	437,657	23,723,486
		288,811,142
Construction Materials - 0.0%
CRH PLC	161,858	4,445,517
Containers & Packaging - 0.2%
DS Smith PLC	260,826	1,388,099
Rexam PLC	2,382,711	21,227,579
Smurfit Kappa Group PLC	173,378	4,183,222
Smurfit Kappa Group PLC	250,976	6,034,960
		32,833,860
Metals & Mining - 0.3%
Glencore Xstrata PLC	2,363,151	12,808,261
Iluka Resources Ltd.	1,442,472	11,679,198
Rio Tinto PLC	1,030,103	52,828,447
		77,315,906
TOTAL MATERIALS		403,406,425
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,606,700	2,881,289
BT Group PLC	3,151,631	20,990,431
TDC A/S	2,186,920	21,229,131
Telstra Corp. Ltd.	1,658,430	8,241,851
		53,342,702
Wireless Telecommunication Services - 1.1%
China Mobile Ltd.	3,188,517	31,250,454
KDDI Corp.	2,104,600	125,756,264
Mobile TeleSystems OJSC	36,668	296,911
SK Telecom Co. Ltd.	146,592	31,494,170
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Turkcell Iletisim Hizmet A/S (a)	1,555,851	$ 9,721,905
Vodafone Group PLC	14,276,572	50,054,400
		248,574,104
TOTAL TELECOMMUNICATION SERVICES		301,916,806
UTILITIES - 0.5%
Electric Utilities - 0.1%
Energias do Brasil SA	752,426	3,153,721
Korea Electric Power Corp.	582,760	22,355,058
		25,508,779
Gas Utilities - 0.1%
APA Group unit	1,003,816	6,530,068
China Resources Gas Group Ltd.	2,312,000	7,082,465
ENN Energy Holdings Ltd.	452,000	3,197,776
Tokyo Gas Co. Ltd.	2,270,000	12,884,827
		29,695,136
Multi-Utilities - 0.3%
Canadian Utilities Ltd. Class A (non-vtg.)	184,280	6,670,654
Centrica PLC	1,818,683	10,230,687
GDF Suez	1,377,154	38,455,824
		55,357,165
TOTAL UTILITIES		110,561,080
TOTAL COMMON STOCKS (Cost $4,584,528,334)		5,595,317,366
Nonconvertible Preferred Stocks - 0.3%

CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Ambev SA sponsored ADR	1,130,715	7,960,234
Household Products - 0.2%
Henkel AG & Co. KGaA	295,239	34,100,016
TOTAL CONSUMER STAPLES		42,060,250
Nonconvertible Preferred Stocks - continued
	Shares	Value
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras sponsored ADR	529,840	$ 7,470,744
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA	360,900	5,622,198
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC (C Shares)	6,801,036	11,400
MATERIALS - 0.0%
Metals & Mining - 0.0%
Gerdau SA sponsored	1,046,510	6,216,269
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Italia SpA (Risparmio Shares)	8,750,630	8,364,625
Telefonica Brasil SA sponsored ADR	218,513	4,394,296
		12,758,921
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $62,812,985)		74,139,782
Equity Funds - 67.6%

Europe Stock Funds - 3.3%
Henderson European Focus Fund Class A	38	1,396
iShares S&P Europe 350 Index ETF	6,287,300	314,239,254
Vanguard European ETF	7,651,568	466,592,617
TOTAL EUROPE STOCK FUNDS		780,833,267
Foreign Large Blend Funds - 50.9%
American EuroPacific Growth Fund Class F-1	4,238,936	212,158,754
Artisan International Value Fund Investor Class	21,809,183	836,818,349
Fidelity Diversified International Fund (c)	32,989,463	1,239,414,122
Fidelity International Discovery Fund (c)	41,780,402	1,694,613,123
Fidelity Overseas Fund (c)	17,188,133	715,541,981
GE Institutional International Equity Fund Service Class	5,471,536	71,841,265
Harbor International Fund Retirement Class	31,209,221	2,290,756,773
Equity Funds - continued
	Shares	Value
Foreign Large Blend Funds - continued
Henderson International Opportunities Fund Class A	30,302,374	$ 820,891,305
Litman Gregory Masters International Fund Investor Class	18,935,177	351,247,538
Manning & Napier Fund, Inc. World Opportunities Series Class A	144,310,368	1,360,846,772
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class A	73,074,240	1,268,568,814
Oakmark International Fund Class I	45,482,743	1,233,491,993
TOTAL FOREIGN LARGE BLEND FUNDS		12,096,190,789
Foreign Large Growth Funds - 3.4%
AIM International Growth Fund Class A	3,842,267	135,132,520
Fidelity Canada Fund (c)	2,042,518	125,124,663
Fidelity International Capital Appreciation Fund (c)	4,806,022	82,375,216
Scout International Fund	228,084	8,619,297
Thornburg Investment Trust	14,948,128	461,747,668
TOTAL FOREIGN LARGE GROWTH FUNDS		812,999,364
Foreign Large Value Funds - 1.3%
Pear Tree Polaris Foreign Value Fund Institutional Shares	15,303,316	299,945,000
Foreign Small Mid Blend Funds - 1.4%
Franklin International Small Cap Growth Fund Class A	56	1,273
iShares MSCI EAFE Small Cap Index ETF	6,392,932	336,523,940
TOTAL FOREIGN SMALL MID BLEND FUNDS		336,525,213
Foreign Small Mid Growth Funds - 0.6%
MFS International New Discovery Fund A Shares	57	1,673
Thornburg International Growth Fund	1,828,142	38,189,879
Wasatch International Growth Fund Investor Class Shares	69	1,977
Westcore International Small-Cap Fund	5,167,047	104,529,356
TOTAL FOREIGN SMALL MID GROWTH FUNDS		142,722,885
International Equity Funds - 1.9%
Oppenheimer International Growth Fund (a)	11,558,514	453,787,250
Transamerica International Equity Fund	283,768	5,320,658
TOTAL INTERNATIONAL EQUITY FUNDS		459,107,908
Equity Funds - continued
	Shares	Value
Sector Funds - 0.9%
RS Global Natural Resources Fund Class A	68	$ 2,571
SPDR DJ Wilshire International Real Estate ETF	1,525,300	67,341,995
Voya International Real Estate Fund	15,628,590	150,190,748
TOTAL SECTOR FUNDS		217,535,314
Other - 3.9%
Fidelity Japan Fund (c)	17,378,406	202,458,435
Fidelity Japan Smaller Companies Fund (c)	6,786,041	87,200,626
iShares MSCI Australia Index ETF	4,731,652	125,672,677
iShares MSCI Japan Index ETF	36,703,400	425,025,372
Matthews Pacific Tiger Fund Class I	15,667	422,694
Wintergreen Fund	1,984,439	37,168,545
WisdomTree Japan Hedged Equity ETF	686,970	32,850,905
TOTAL OTHER		910,799,254
TOTAL EQUITY FUNDS (Cost $12,905,209,533)		16,056,658,994
Money Market Funds - 8.0%

SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $1,910,830,883)	1,910,830,883	1,910,830,883
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $19,463,381,735)		23,636,947,025
NET OTHER ASSETS (LIABILITIES) - 0.5%		118,479,383
NET ASSETS - 100%		$ 23,755,426,408
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
6,629 CME Nikkei 225 Index Contracts	June 2014	$ 487,728,675	$ (20,283,285)
12,811 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	1,254,645,285	52,648,493
TOTAL EQUITY INDEX CONTRACTS		$ 1,742,373,960	$ 32,365,208

The face value of futures purchased as a percentage of net assets is 7.3%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,771,396 or 0.0% of net assets.

Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Canada Fund	$ 119,834,541	$ -	$ -	$ -	$ 125,124,663
Fidelity Diversified International Fund	1,219,879,514	7,635,967	-	-	1,239,414,122
Fidelity International Capital Appreciation Fund	81,510,132	-	-	-	82,375,216
Fidelity International Discovery Fund	1,685,155,525	8,908,628	-	-	1,694,613,123
Fidelity Japan Fund	194,655,244	7,400,000	-	-	202,458,435
Fidelity Japan Smaller Companies Fund	83,874,271	2,000,000	-	-	87,200,626
Fidelity Overseas Fund	649,815,812	54,089,918	-	-	715,541,981
Total	$ 4,034,725,039	$ 80,034,513	$ -	$ -	$ 4,146,728,166
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 645,814,838	$ 363,732,671	$ 282,082,167	$ -
Consumer Staples	681,353,470	241,832,788	439,520,682	-
Energy	394,377,838	209,352,830	185,025,008	-
Financials	1,278,373,893	656,427,638	621,946,255	-
Health Care	609,037,994	160,915,630	448,122,364	-
Industrials	757,452,516	541,292,040	216,160,476	-
Information Technology	468,187,098	283,038,586	185,106,992	41,520
Materials	409,622,694	304,381,031	105,241,663	-
Telecommunication Services	314,675,727	37,043,478	277,632,249	-
Utilities	110,561,080	75,321,195	35,239,885	-
Equity Funds	16,056,658,994	16,056,658,994	-	-
Money Market Funds	1,910,830,883	1,910,830,883	-	-
Total Investments in Securities:	$ 23,636,947,025	$ 20,840,827,764	$ 2,796,077,741	$ 41,520
Derivative Instruments:
Assets
Futures Contracts	$ 52,648,493	$ 52,648,493	$ -	$ -
Liabilities
Futures Contracts	$ (20,283,285)	$ (20,283,285)	$ -	$ -
Total Derivative Instruments:	$ 32,365,208	$ 32,365,208	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 288,344,663
Level 2 to Level 1	$ 0
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $19,499,778,119. Net unrealized appreciation aggregated $4,137,168,906, of which $4,278,649,241 related to appreciated investment securities and $141,480,335 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International II
Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2014

1.912844.103

SIL-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 28.1%
	Shares	Value
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.2%
Aisin Seiki Co. Ltd.	10,400	$ 379,961
Bridgestone Corp.	15,600	566,656
Continental AG	6,900	1,631,425
DENSO Corp.	10,000	460,614
		3,038,656
Automobiles - 0.9%
Bayerische Motoren Werke AG (BMW)	5,584	700,973
Daimler AG (Germany)	10,611	1,008,168
Fuji Heavy Industries Ltd.	13,800	368,015
Honda Motor Co. Ltd.	48,600	1,706,104
Mazda Motor Corp.	192,000	836,677
Renault SA	9,300	875,494
Suzuki Motor Corp.	27,200	812,771
Toyota Motor Corp.	103,700	5,873,148
Yamaha Motor Co. Ltd.	26,100	413,136
		12,594,486
Hotels, Restaurants & Leisure - 0.4%
Flight Centre Travel Group Ltd.	9,352	433,257
InterContinental Hotel Group PLC	19,500	772,868
MGM China Holdings Ltd.	112,400	391,438
Sands China Ltd.	241,200	1,757,757
Sky City Entertainment Group Ltd.	135,343	459,706
Sodexo SA	7,800	838,272
Whitbread PLC	10,151	712,252
Wynn Macau Ltd.	115,200	479,198
		5,844,748
Household Durables - 0.2%
Iida Group Holdings Co. Ltd.	31,400	474,950
Persimmon PLC	16,300	365,569
Sekisui House Ltd.	41,000	541,846
Taylor Wimpey PLC	535,400	971,925
		2,354,290
Internet & Catalog Retail - 0.1%
Rakuten, Inc.	94,100	1,225,869
Media - 0.5%
Altice S.A.	17,500	1,271,478
Dentsu, Inc.	15,700	623,345
Fuji Media Holdings, Inc.	65,000	1,036,012
ITV PLC	594,900	1,815,849
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Publicis Groupe SA	7,400	$ 638,325
Reed Elsevier NV	28,044	627,289
RTL Group SA	8,200	955,704
Sky Deutschland AG (a)	59,800	557,898
		7,525,900
Multiline Retail - 0.1%
Don Quijote Holdings Co. Ltd.	8,600	509,053
Lifestyle International Holdings Ltd.	479,500	927,711
		1,436,764
Specialty Retail - 0.4%
ABC-MART, Inc.	4,300	220,244
H&M Hennes & Mauritz AB (B Shares)	53,925	2,278,839
Inditex SA	8,007	1,162,420
Kingfisher PLC	281,800	1,851,624
Nitori Holdings Co. Ltd.	9,700	477,243
		5,990,370
Textiles, Apparel & Luxury Goods - 0.5%
adidas AG	9,300	998,210
Burberry Group PLC	24,900	639,834
Compagnie Financiere Richemont SA Series A	15,722	1,656,472
Kering SA	6,980	1,542,347
LVMH Moet Hennessy - Louis Vuitton SA	4,464	888,121
Yue Yuen Industrial (Holdings) Ltd.	329,000	1,018,451
		6,743,435
TOTAL CONSUMER DISCRETIONARY		46,754,518
CONSUMER STAPLES - 3.1%
Beverages - 0.6%
Anheuser-Busch InBev SA NV	48,908	5,370,411
Carlsberg A/S Series B	8,400	872,946
Diageo PLC	28,774	926,470
SABMiller PLC	29,400	1,631,670
		8,801,497
Food & Staples Retailing - 0.5%
Carrefour SA	38,890	1,413,854
Seven & i Holdings Co., Ltd.	41,900	1,682,849
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wesfarmers Ltd.	36,965	$ 1,491,648
Woolworths Ltd.	60,296	2,105,976
		6,694,327
Food Products - 1.0%
Dairy Crest Group PLC	53,219	416,591
Nestle SA	105,814	8,307,674
Unilever NV (Certificaten Van Aandelen) (Bearer)	77,300	3,353,140
Unilever PLC	30,000	1,348,863
		13,426,268
Household Products - 0.4%
Henkel AG & Co. KGaA	7,916	802,720
Reckitt Benckiser Group PLC	47,900	4,094,789
Svenska Cellulosa AB (SCA) (B Shares)	51,300	1,427,385
		6,324,894
Tobacco - 0.6%
British American Tobacco PLC (United Kingdom)	40,721	2,465,695
Imperial Tobacco Group PLC	76,137	3,435,553
Japan Tobacco, Inc.	77,800	2,642,744
		8,543,992
TOTAL CONSUMER STAPLES		43,790,978
ENERGY - 2.0%
Energy Equipment & Services - 0.2%
Subsea 7 SA	23,600	471,771
Technip SA	8,800	945,023
Transocean Ltd. (Switzerland)	11,920	502,756
		1,919,550
Oil, Gas & Consumable Fuels - 1.8%
BG Group PLC	220,921	4,521,458
BP PLC	140,300	1,182,667
Eni SpA	26,100	664,723
INPEX Corp.	51,200	741,677
JX Holdings, Inc.	79,800	417,132
Oil Search Ltd. ADR	133,193	1,168,906
Repsol YPF SA	21,167	596,264
Royal Dutch Shell PLC:
Class A (United Kingdom)	178,322	7,012,184
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC: - continued
Class B (United Kingdom)	30,195	$ 1,234,300
Total SA (a)	110,439	7,753,541
		25,292,852
TOTAL ENERGY		27,212,402
FINANCIALS - 7.1%
Banks - 3.8%
Australia & New Zealand Banking Group Ltd.	155,090	4,833,763
Bank of Ireland (a)	1,646,400	627,270
Banque Cantonale Vaudoise (Bearer)	940	520,648
Barclays PLC	823,295	3,405,830
BNP Paribas SA	40,840	2,859,822
BOC Hong Kong (Holdings) Ltd.	269,500	811,668
Commerzbank AG (a)	63,580	1,009,261
Commonwealth Bank of Australia	30,448	2,311,969
Criteria CaixaCorp SA	253,316	1,540,763
Dah Sing Financial Holdings Ltd.	93,600	500,419
DBS Group Holdings Ltd.	58,000	781,472
DNB ASA	37,200	698,834
EFG Eurobank Ergasias SA (a)	372,700	208,299
Erste Group Bank AG	23,400	813,073
HSBC Holdings PLC (United Kingdom)	110,329	1,163,794
Intesa Sanpaolo SpA	676,500	2,268,535
KBC Groupe SA	53,142	3,163,477
Lloyds Banking Group PLC (a)	2,194,100	2,859,973
Mitsubishi UFJ Financial Group, Inc.	457,700	2,583,403
National Australia Bank Ltd.	34,741	1,082,789
Nordea Bank AB	188,200	2,775,753
Seven Bank Ltd.	115,800	431,855
Societe Generale Series A	29,049	1,673,616
Standard Chartered PLC (United Kingdom)	175,779	3,955,552
Sumitomo Mitsui Financial Group, Inc.	69,600	2,824,246
Sumitomo Mitsui Trust Holdings, Inc.	211,000	856,554
Svenska Handelsbanken AB (A Shares)	20,700	1,052,013
Swedbank AB (A Shares)	68,500	1,822,026
UniCredit SpA	73,800	643,340
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
United Overseas Bank Ltd.	102,860	$ 1,850,873
Westpac Banking Corp.	16,888	541,358
		52,472,248
Capital Markets - 0.7%
Credit Suisse Group AG	29,691	881,778
Macquarie Group Ltd.	24,634	1,376,226
Nomura Holdings, Inc.	230,700	1,525,273
UBS AG	276,007	5,549,270
		9,332,547
Consumer Finance - 0.0%
ACOM Co. Ltd. (a)	106,500	409,790
Diversified Financial Services - 0.5%
ING Groep NV (Certificaten Van Aandelen) (a)	166,600	2,336,547
Investment AB Kinnevik (B Shares)	16,500	654,625
London Stock Exchange Group PLC	21,600	708,912
Mitsubishi UFJ Lease & Finance Co. Ltd.	93,400	507,129
ORIX Corp.	165,100	2,640,944
		6,848,157
Insurance - 1.4%
AEGON NV	259,704	2,256,520
AIA Group Ltd.	608,200	3,047,688
Allianz SE	6,084	1,033,539
Aviva PLC	214,500	1,887,368
AXA SA	105,950	2,615,550
Direct Line Insurance Group PLC	189,700	805,431
Friends Life Group Ltd.	114,200	599,725
Prudential PLC	133,481	3,105,022
Sampo Oyj (A Shares)	27,500	1,386,255
Sony Financial Holdings, Inc.	43,000	712,249
Swiss Re Ltd.	9,880	878,774
Tokio Marine Holdings, Inc.	40,100	1,274,457
		19,602,578
Real Estate Investment Trusts - 0.3%
British Land Co. PLC	62,858	753,342
Corio NV	14,400	720,103
Mirvac Group unit	237,081	399,357
Unibail-Rodamco	4,800	1,341,994
Westfield Group unit	169,311	1,685,991
		4,900,787
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.4%
AEON Mall Co. Ltd.	19,150	$ 483,658
Global Logistic Properties Ltd.	224,000	496,468
Great Eagle Holdings Ltd.	51,000	181,886
Hongkong Land Holdings Ltd.	121,000	849,420
Hysan Development Co. Ltd.	93,000	455,227
Mitsui Fudosan Co. Ltd.	65,000	2,070,469
Sumitomo Realty & Development Co. Ltd.	22,000	950,206
		5,487,334
TOTAL FINANCIALS		99,053,441
HEALTH CARE - 3.1%
Biotechnology - 0.1%
CSL Ltd.	19,688	1,293,395
Grifols SA ADR	14,292	594,833
		1,888,228
Health Care Equipment & Supplies - 0.1%
Ansell Ltd.	36,910	661,243
Olympus Corp. (a)	17,700	572,802
		1,234,045
Health Care Providers & Services - 0.2%
Fresenius SE & Co. KGaA	11,090	1,654,592
Miraca Holdings, Inc.	10,900	514,518
		2,169,110
Pharmaceuticals - 2.7%
Astellas Pharma, Inc.	155,500	2,000,518
AstraZeneca PLC (United Kingdom)	42,596	3,077,521
Bayer AG	33,850	4,895,733
GlaxoSmithKline PLC	39,600	1,062,725
Hikma Pharmaceuticals PLC	30,901	883,126
Mitsubishi Tanabe Pharma Corp.	32,000	466,683
Novartis AG	35,037	3,152,425
Novo Nordisk A/S Series B	77,165	3,267,183
Roche Holding AG (participation certificate)	28,257	8,328,820
Sanofi SA	41,776	4,466,399
Santen Pharmaceutical Co. Ltd.	5,500	297,149
Shire PLC	61,300	3,535,408
Teva Pharmaceutical Industries Ltd.	4,700	237,220
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	35,000	$ 1,767,150
UCB SA	12,500	996,463
		38,434,523
TOTAL HEALTH CARE		43,725,906
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.6%
Airbus Group NV	22,000	1,577,737
BAE Systems PLC	103,000	730,476
Finmeccanica SpA (a)	219,900	1,804,535
Meggitt PLC	61,161	496,700
Rolls-Royce Group PLC	76,200	1,328,355
Safran SA	32,610	2,213,059
		8,150,862
Airlines - 0.2%
Air New Zealand Ltd.	232,543	432,446
China Southern Airlines Ltd. (H Shares)	1,114,000	320,708
International Consolidated Airlines Group SA (a)	126,500	838,051
Japan Airlines Co. Ltd.	15,200	795,062
		2,386,267
Building Products - 0.2%
ASSA ABLOY AB (B Shares)	29,000	1,464,301
Compagnie de St. Gobain	11,160	635,817
Daikin Industries Ltd.	14,500	869,824
		2,969,942
Commercial Services & Supplies - 0.1%
Babcock International Group PLC	21,800	443,610
Rentokil Initial PLC	230,700	456,305
		899,915
Construction & Engineering - 0.1%
Balfour Beatty PLC	112,000	443,241
Chiyoda Corp.	27,000	320,705
VINCI SA	15,400	1,139,893
		1,903,839
Electrical Equipment - 0.5%
Legrand SA	20,900	1,322,926
Mitsubishi Electric Corp.	154,000	1,800,547
Nidec Corp.	13,800	804,558
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
OSRAM Licht AG (a)	23,369	$ 1,185,819
Vestas Wind Systems A/S (a)	21,500	1,149,756
		6,263,606
Industrial Conglomerates - 0.4%
Keppel Corp. Ltd.	79,000	669,513
Koninklijke Philips Electronics NV	68,117	2,151,085
SembCorp Industries Ltd.	153,000	659,914
Siemens AG	7,615	1,012,073
Toshiba Corp.	86,000	354,450
		4,847,035
Machinery - 0.4%
Andritz AG	11,800	702,842
GEA Group AG	23,513	1,011,393
JTEKT Corp.	45,100	693,439
Kawasaki Heavy Industries Ltd.	295,000	1,116,285
Komatsu Ltd.	75,400	1,642,943
Makita Corp.	7,200	394,606
NGK Insulators Ltd.	23,000	479,465
		6,040,973
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	874	2,276,287
Professional Services - 0.2%
Adecco SA (Reg.)	17,821	1,487,571
Capita Group PLC	39,000	723,666
SEEK Ltd.	37,925	597,543
		2,808,780
Road & Rail - 0.2%
ComfortDelgro Corp. Ltd.	293,000	544,280
East Japan Railway Co.	22,600	1,730,036
West Japan Railway Co.	11,900	507,495
		2,781,811
Trading Companies & Distributors - 0.4%
Bunzl PLC	17,100	479,246
Itochu Corp.	98,300	1,167,014
Mitsubishi Corp.	52,000	1,030,634
Noble Group Ltd.	706,000	779,566
Rexel SA	54,840	1,310,458
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Sumitomo Corp.	58,200	$ 764,908
Wolseley PLC	12,213	680,675
		6,212,501
Transportation Infrastructure - 0.0%
Sydney Airport unit	155,065	633,526
TOTAL INDUSTRIALS		48,175,344
INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment & Components - 0.5%
Hitachi Ltd.	328,000	2,217,143
Hoya Corp.	21,900	680,281
Keyence Corp.	2,000	781,304
Murata Manufacturing Co. Ltd.	10,900	928,173
OMRON Corp.	41,000	1,547,127
Taiyo Yuden Co. Ltd.	18,100	189,527
TDK Corp.	15,900	683,033
		7,026,588
Internet Software & Services - 0.0%
Kakaku.com, Inc.	29,500	519,446
IT Services - 0.3%
Amadeus IT Holding SA Class A	56,500	2,482,289
Atos Origin SA	7,568	679,845
Fujitsu Ltd.	120,000	817,082
		3,979,216
Semiconductors & Semiconductor Equipment - 0.1%
ASM Pacific Technology Ltd.	76,300	854,727
Software - 0.2%
Nintendo Co. Ltd.	1,500	175,402
SAP AG	31,375	2,401,917
		2,577,319
Technology Hardware, Storage & Peripherals - 0.2%
Nokia Corp.	165,200	1,340,298
Ricoh Co. Ltd.	103,100	1,266,546
Seiko Epson Corp.	17,200	600,482
		3,207,326
TOTAL INFORMATION TECHNOLOGY		18,164,622
Common Stocks - continued
	Shares	Value
MATERIALS - 2.0%
Chemicals - 0.6%
Air Liquide SA	6,400	$ 932,177
Arkema SA	15,060	1,539,883
Asahi Kasei Corp.	147,000	1,103,166
Johnson Matthey PLC	7,239	389,744
JSR Corp.	30,800	519,996
Kuraray Co. Ltd.	23,200	279,706
Royal DSM NV	18,000	1,297,991
Shin-Etsu Chemical Co., Ltd.	12,700	758,875
Syngenta AG (Switzerland)	5,498	2,116,201
		8,937,739
Construction Materials - 0.3%
CRH PLC	16,500	453,181
HeidelbergCement Finance AG	25,290	2,178,071
James Hardie Industries PLC CDI	113,996	1,520,275
		4,151,527
Metals & Mining - 1.0%
BHP Billiton Ltd.	29,372	999,241
BHP Billiton PLC	42,588	1,335,261
Fresnillo PLC	20,800	281,012
Glencore Xstrata PLC	178,213	965,913
Hitachi Metals Ltd.	34,000	483,776
JFE Holdings, Inc.	54,000	1,030,337
Randgold Resources Ltd.	7,400	545,574
Rio Tinto Ltd.	62,027	3,423,118
Rio Tinto PLC	90,700	4,651,516
		13,715,748
Paper & Forest Products - 0.1%
China Forestry Holdings Co. Ltd. (a)	860,000	1
Mondi PLC	19,800	355,452
Stora Enso Oyj (R Shares)	75,600	774,452
		1,129,905
TOTAL MATERIALS		27,934,919
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	225,800	404,926
BT Group PLC	185,000	1,232,133
HKT Trust/HKT Ltd. unit	781,000	851,218
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Iliad SA	3,256	$ 1,040,809
Jazztel PLC (a)	30,100	441,492
Koninklijke KPN NV (a)	445,855	1,650,964
Nippon Telegraph & Telephone Corp.	12,200	722,262
Orange SA	139,870	2,339,766
PCCW Ltd.	1,425,000	779,316
Singapore Telecommunications Ltd.	336,000	1,044,726
Swisscom AG	2,930	1,745,567
TDC A/S	107,900	1,047,420
Telecom Italia SpA (a)	777,800	966,811
Telenor ASA	55,900	1,325,052
Telstra Corp. Ltd.	263,506	1,309,538
		16,902,000
Wireless Telecommunication Services - 0.6%
Drillisch AG	23,300	858,987
KDDI Corp.	36,200	2,163,060
SoftBank Corp.	25,000	1,817,348
Vodafone Group PLC	987,931	3,463,737
		8,303,132
TOTAL TELECOMMUNICATION SERVICES		25,205,132
UTILITIES - 0.9%
Electric Utilities - 0.3%
CLP Holdings Ltd.	71,000	584,268
Enel SpA	90,657	513,100
Energias de Portugal SA	104,724	495,358
Fortum Corp.	20,700	504,806
Hokkaido Electric Power Co., Inc. (a)	41,100	302,278
Iberdrola SA	233,613	1,681,095
Tohoku Electric Power Co., Inc.	32,900	350,336
		4,431,241
Independent Power Producers & Energy Traders - 0.1%
Drax Group PLC	49,400	520,839
Multi-Utilities - 0.5%
GDF Suez	127,900	3,571,496
National Grid PLC	64,800	968,463
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
RWE AG	42,800	$ 1,718,196
Suez Environnement SA	43,400	872,029
		7,130,184
TOTAL UTILITIES		12,082,264
TOTAL COMMON STOCKS (Cost $350,104,003)		392,099,526
Nonconvertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Porsche Automobil Holding SE (Germany)	7,500	801,021
Volkswagen AG	15,325	4,073,603
		4,874,624
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC (C Shares)	9,071,800	15,206
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,873,580)		4,889,830
Equity Funds - 63.5%

Foreign Large Blend Funds - 43.4%
Fidelity Advisor Overseas Fund Institutional Class (c)	6,026,118	135,949,215
Fidelity Diversified International Fund (c)	5,804,922	218,090,931
Fidelity International Discovery Fund (c)	6,232,970	252,809,251
TOTAL FOREIGN LARGE BLEND FUNDS		606,849,397
Foreign Large Growth Funds - 9.6%
Fidelity Canada Fund (c)	29,859	1,829,149
Fidelity International Capital Appreciation Fund (c)	7,698,947	131,959,954
TOTAL FOREIGN LARGE GROWTH FUNDS		133,789,103
Foreign Large Value Funds - 5.0%
Fidelity International Value Fund (c)	7,500,906	69,158,354
Equity Funds - continued
	Shares	Value
Foreign Small Mid Growth Funds - 2.1%
Fidelity International Small Cap Opportunities Fund (c)	2,003,093	$ 29,385,381
Sector Funds - 1.3%
Fidelity International Real Estate Fund (c)	1,681,809	18,230,807
Other - 2.1%
Fidelity Advisor Global Capital Appreciation Fund Institutional Class (c)	996,454	15,694,151
Fidelity Japan Fund (c)	6,794	79,153
Fidelity Japan Smaller Companies Fund (c)	1,052,743	13,527,742
TOTAL OTHER		29,301,046
TOTAL EQUITY FUNDS (Cost $781,357,051)		886,714,088
Money Market Funds - 7.7%

SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $108,234,894)	108,234,894	108,234,894
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $1,243,569,528)		1,391,938,338
NET OTHER ASSETS (LIABILITIES) - 0.4%		5,130,204
NET ASSETS - 100%		$ 1,397,068,542
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
305 CME Nikkei 225 Index Contracts	June 2014	$ 22,440,375	$ (387,935)
783 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	76,683,105	3,395,118
TOTAL EQUITY INDEX CONTRACTS		$ 99,123,480	$ 3,007,183

The face value of futures purchased as a percentage of net assets is 7.1%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Global Capital Appreciation Fund Institutional Class	$ 15,365,321	$ -	$ -	$ -	$ 15,694,151
Fidelity Advisor Overseas Fund Institutional Class	130,607,894	7,660,021	-	-	135,949,215
Fidelity Canada Fund	1,751,815	-	-	-	1,829,149
Fidelity Diversified International Fund	204,325,988	11,490,032	-	-	218,090,931
Fidelity International Capital Appreciation Fund	122,817,258	7,660,021	-	-	131,959,954
Fidelity International Discovery Fund	217,523,239	34,470,094	-	-	252,809,251
Fidelity International Real Estate Fund	17,238,540	-	-	-	18,230,807
Fidelity International Small Cap Opportunities Fund	21,368,396	7,660,021	-	-	29,385,381
Fidelity International Value Fund	60,512,592	7,660,021	-	-	69,158,354
Fidelity Japan Fund	21,048,268	-	20,400,000	-	79,153
Fidelity Japan Smaller Companies Fund	18,388,613	-	5,000,000	-	13,527,742
Total	$ 830,947,924	$ 76,600,210	$ 25,400,000	$ -	$ 886,714,088
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 51,629,142	$ 33,703,341	$ 17,925,801	$ -
Consumer Staples	43,790,978	17,693,132	26,097,846	-
Energy	27,212,402	8,206,178	19,006,224	-
Financials	99,053,441	53,866,404	45,187,037	-
Health Care	43,725,906	12,746,535	30,979,371	-
Industrials	48,190,550	30,234,713	17,955,837	-
Information Technology	18,164,622	4,016,861	14,147,761	-
Materials	27,934,919	13,658,088	14,276,830	1
Telecommunication Services	25,205,132	10,849,051	14,356,081	-
Utilities	12,082,264	10,461,187	1,621,077	-
Equity Funds	886,714,088	886,714,088	-	-
Money Market Funds	108,234,894	108,234,894	-	-
Total Investments in Securities:	$ 1,391,938,338	$ 1,190,384,472	$ 201,553,865	$ 1
Derivative Instruments:
Assets
Futures Contracts	$ 3,395,118	$ 3,395,118	$ -	$ -
Liabilities
Futures Contracts	$ (387,935)	$ (387,935)	$ -	$ -
Total Derivative Instruments:	$ 3,007,183	$ 3,007,183	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 18,049,337
Level 2 to Level 1	$ 0
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $1,256,262,559. Net unrealized appreciation aggregated $135,675,779, of which $163,149,330 related to appreciated investment securities and $27,473,551 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International
Multi-Manager Fund

May 31, 2014

1.938047.102

STG-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.9%
Autoliv, Inc.	1,180	$ 125,080
Compagnie Plastic Omnium	543	18,442
Continental AG	763	180,402
DENSO Corp.	4,400	202,670
Valeo SA	668	89,693
		616,287
Automobiles - 2.5%
Bayerische Motoren Werke AG (BMW)	806	101,179
Daimler AG (Germany)	4,106	390,117
Fuji Heavy Industries Ltd.	4,400	117,338
Honda Motor Co. Ltd.	7,900	277,330
Kia Motors Corp.	1,560	89,868
Mazda Motor Corp.	9,000	39,219
Peugeot Citroen SA (a)	8,950	126,638
PT Astra International Tbk	74,000	44,844
Renault SA	300	28,242
Suzuki Motor Corp.	1,100	32,869
Tata Motors Ltd. sponsored ADR	1,579	58,802
Toyota Motor Corp.	7,500	424,770
Yamaha Motor Co. Ltd.	1,200	18,995
		1,750,211
Diversified Consumer Services - 0.1%
Kroton Educacional SA	1,800	45,693
Hotels, Restaurants & Leisure - 1.9%
Carnival PLC	3,551	144,480
Compass Group PLC	35,014	584,264
Flight Centre Travel Group Ltd.	729	33,773
InterContinental Hotel Group PLC	1,691	67,022
MGM China Holdings Ltd.	5,200	18,109
Sands China Ltd.	20,400	148,666
Sodexo SA	300	32,241
TUI Travel PLC	2,801	19,264
Whitbread PLC	3,374	236,739
		1,284,558
Household Durables - 0.6%
Berkeley Group Holdings PLC	457	17,274
Coway Co. Ltd.	225	18,914
Iida Group Holdings Co. Ltd.	1,200	18,151
Nikon Corp.	14,700	233,905
Persimmon PLC	800	17,942
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Taylor Wimpey PLC	22,300	$ 40,482
Techtronic Industries Co. Ltd.	15,000	47,305
		393,973
Internet & Catalog Retail - 0.1%
Rakuten, Inc.	3,900	50,806
Start Today Co. Ltd.	900	22,512
Vipshop Holdings Ltd. ADR (a)	135	21,959
		95,277
Leisure Products - 0.1%
Sankyo Co. Ltd. (Gunma)	1,100	41,052
Yamaha Corp.	2,700	42,300
		83,352
Media - 2.3%
Altice S.A.	800	58,125
Daily Mail & General Trust PLC Class A	1,068	15,584
Dentsu, Inc.	700	27,792
Fuji Media Holdings, Inc.	7,700	122,728
ITV PLC	63,594	194,112
Nippon Television Network Corp.	9,900	160,664
ProSiebenSat.1 Media AG	1,948	88,651
Publicis Groupe SA	857	73,925
realestate.com.au Ltd.	438	18,555
Reed Elsevier NV	27,888	623,800
RTL Group SA	400	46,620
Sky Deutschland AG (a)	3,600	33,586
Telenet Group Holding NV	16	959
UBM PLC	3,332	37,616
WPP PLC	4,502	97,361
		1,600,078
Multiline Retail - 0.3%
Dollarama, Inc.	850	71,705
Don Quijote Holdings Co. Ltd.	400	23,677
Lifestyle International Holdings Ltd.	8,000	15,478
Next PLC	707	78,689
		189,549
Specialty Retail - 0.9%
ABC-MART, Inc.	200	10,244
Esprit Holdings Ltd.	72,150	106,462
Fielmann AG	119	17,049
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Galiform PLC	3,600	$ 19,268
H&M Hennes & Mauritz AB (B Shares)	3,184	134,554
Inditex SA	834	121,076
Kingfisher PLC	7,300	47,966
Nitori Holdings Co. Ltd.	400	19,680
USS Co. Ltd.	7,300	119,831
World Duty Free SpA (a)	404	5,612
		601,742
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	450	48,301
Burberry Group PLC	1,200	30,835
Compagnie Financiere Richemont SA Series A	835	87,976
Gildan Activewear, Inc.	300	16,332
Hermes International SCA	47	16,658
Kering SA	200	44,193
Li & Fung Ltd.	100,000	145,235
LVMH Moet Hennessy - Louis Vuitton SA	990	196,962
Pandora A/S	750	55,367
Yue Yuen Industrial (Holdings) Ltd.	7,500	23,217
		665,076
TOTAL CONSUMER DISCRETIONARY		7,325,796
CONSUMER STAPLES - 10.4%
Beverages - 1.4%
Anheuser-Busch InBev SA NV	1,779	195,346
Diageo PLC	1,372	44,176
Heineken NV (Bearer)	3,171	223,519
ITO EN Ltd.	1,400	32,031
Pernod Ricard SA	3,360	411,988
SABMiller PLC	1,300	72,149
		979,209
Food & Staples Retailing - 0.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,326	36,002
Carrefour SA	1,608	58,459
Lawson, Inc.	1,200	86,417
Seven & i Holdings Co., Ltd.	2,000	80,327
Sundrug Co. Ltd.	1,500	67,479
Tsuruha Holdings, Inc.	400	21,502
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wesfarmers Ltd.	1,593	$ 64,282
Woolworths Ltd.	1,688	58,957
		473,425
Food Products - 3.6%
Danone SA	9,930	740,471
M. Dias Branco SA	1,500	64,538
Nestle SA	14,990	1,176,896
Toyo Suisan Kaisha Ltd.	2,000	60,976
Unilever NV (Certificaten Van Aandelen) (Bearer)	6,574	285,169
Unilever PLC	2,942	132,278
		2,460,328
Household Products - 1.3%
Henkel AG & Co. KGaA	380	38,534
Reckitt Benckiser Group PLC	8,932	763,563
Svenska Cellulosa AB (SCA) (B Shares)	2,000	55,649
		857,746
Personal Products - 1.2%
Kao Corp.	13,400	531,800
Kobayashi Pharmaceutical Co. Ltd.	2,100	135,354
Kose Corp.	1,800	63,627
L'Oreal SA	590	102,945
		833,726
Tobacco - 2.2%
British American Tobacco PLC (United Kingdom)	11,656	705,782
Imperial Tobacco Group PLC	2,138	96,474
Japan Tobacco, Inc.	15,400	523,114
KT&G Corp.	2,367	192,477
		1,517,847
TOTAL CONSUMER STAPLES		7,122,281
ENERGY - 6.0%
Energy Equipment & Services - 0.8%
Subsea 7 SA	800	15,992
Technip SA	3,909	419,783
Tecnicas Reunidas SA	2,085	129,702
		565,477
Oil, Gas & Consumable Fuels - 5.2%
BG Group PLC	28,380	580,837
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cairn Energy PLC (a)	19,984	$ 66,123
Canadian Natural Resources Ltd.	1,919	78,102
Cenovus Energy, Inc.	1,360	40,475
CNOOC Ltd.	158,000	270,811
Dragon Oil PLC	2,807	28,560
Enbridge, Inc.	2,210	105,027
Galp Energia SGPS SA Class B	1,714	30,374
Genel Energy PLC (a)	1,537	27,232
Imperial Oil Ltd.	2,700	132,946
INPEX Corp.	10,800	156,448
JX Holdings, Inc.	2,500	13,068
Oil Search Ltd. ADR	10,625	93,245
Peyto Exploration & Development Corp.	163	5,785
Reliance Industries Ltd. GDR (c)	1,021	36,521
Repsol YPF SA	3,527	99,354
Royal Dutch Shell PLC Class A (United Kingdom)	26,440	1,039,704
Suncor Energy, Inc.	3,600	138,548
Total SA (a)	8,882	623,575
		3,566,735
TOTAL ENERGY		4,132,212
FINANCIALS - 21.1%
Banks - 10.5%
Australia & New Zealand Banking Group Ltd.	9,174	285,930
Banco Bilbao Vizcaya Argentaria SA	8,262	106,027
Bank of Ireland (a)	186,740	71,165
Bankinter SA	4,100	32,494
Barclays PLC	95,066	393,272
BNP Paribas SA	8,618	603,476
BOC Hong Kong (Holdings) Ltd.	10,500	31,623
Chiba Bank Ltd.	7,000	45,693
Commerzbank AG (a)	2,000	31,748
Commonwealth Bank of Australia	1,331	101,065
Credicorp Ltd. (United States)	267	41,719
Credit Agricole SA	5,425	84,637
Criteria CaixaCorp SA	8,651	52,619
DBS Group Holdings Ltd.	10,000	134,737
DNB ASA	9,512	178,691
Dubai Islamic Bank Pakistan Ltd. (a)	9,986	21,071
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Erste Group Bank AG	5,055	$ 175,645
First Gulf Bank PJSC	4,425	21,625
HDFC Bank Ltd. sponsored ADR	3,627	163,324
HSBC Holdings PLC:
(Hong Kong)	24,800	261,195
(United Kingdom)	51,496	543,200
Intesa Sanpaolo SpA	63,613	213,316
Joyo Bank Ltd.	9,000	44,435
Jyske Bank A/S (Reg.) (a)	641	35,438
Kasikornbank PCL NVDR	8,900	50,807
KBC Groupe SA	7,108	423,130
Lloyds Banking Group PLC (a)	356,497	464,688
Mitsubishi UFJ Financial Group, Inc.	36,300	204,889
Nordea Bank AB	8,400	123,891
North Pacific Bank Ltd.	9,600	37,478
Powszechna Kasa Oszczednosci Bank SA	1,206	16,139
PT Bank Rakyat Indonesia Tbk	73,700	64,389
Royal Bank of Scotland Group PLC (a)	26,242	152,635
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	2,830	28,668
Seven Bank Ltd.	4,200	15,663
Societe Generale Series A	1,007	58,017
Standard Chartered PLC (United Kingdom)	11,332	255,004
Sumitomo Mitsui Financial Group, Inc.	18,300	742,582
Sumitomo Mitsui Trust Holdings, Inc.	9,000	36,535
Svenska Handelsbanken AB (A Shares)	900	45,740
Swedbank AB (A Shares)	1,900	50,538
Sydbank A/S (a)	1,311	34,982
The Hachijuni Bank Ltd.	6,000	33,070
The Suruga Bank Ltd.	2,000	34,615
The Toronto-Dominion Bank	2,383	118,150
UniCredit SpA	18,670	162,753
United Overseas Bank Ltd.	5,000	89,971
Westpac Banking Corp.	8,374	268,435
		7,186,914
Capital Markets - 2.2%
Azimut Holding SpA	803	21,980
Banca Generali SpA	1,001	29,228
CI Financial Corp.	1,460	46,804
Credit Suisse Group AG	4,091	121,497
Daiwa Securities Group, Inc.	10,000	81,227
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Hargreaves Lansdown PLC	750	$ 15,325
Julius Baer Group Ltd.	3,692	159,801
Jupiter Fund Management PLC	1,590	10,695
Macquarie Group Ltd.	1,104	61,677
Nomura Holdings, Inc.	6,000	39,669
Partners Group Holding AG	239	63,413
Schroders PLC	593	25,704
UBS AG	40,851	821,331
		1,498,351
Consumer Finance - 0.2%
ACOM Co. Ltd. (a)	3,400	13,083
AEON Financial Service Co. Ltd.	2,500	63,162
Provident Financial PLC	534	18,725
		94,970
Diversified Financial Services - 1.1%
Century Tokyo Leasing Corp.	700	21,826
Fubon Financial Holding Co. Ltd.	12,000	17,240
Hong Kong Exchanges and Clearing Ltd.	900	16,751
IG Group Holdings PLC	10,166	102,497
ING Groep NV (Certificaten Van Aandelen) (a)	22,470	315,139
Investment AB Kinnevik (B Shares)	600	23,805
London Stock Exchange Group PLC	1,000	32,820
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,700	20,090
ORIX Corp.	13,400	214,347
		764,515
Insurance - 4.9%
AEGON NV	9,000	78,199
AIA Group Ltd.	71,600	358,787
Amlin PLC	11,370	89,574
Aviva PLC	31,862	280,351
AXA SA	15,119	373,237
BB Seguridade Participacoes SA	5,400	68,696
Catlin Group Ltd.	5,922	51,965
Delta Lloyd NV	3,647	88,566
Direct Line Insurance Group PLC	7,300	30,994
Euler Hermes SA	413	49,340
Fairfax Financial Holdings Ltd. (sub. vtg.)	350	157,621
Friends Life Group Ltd.	4,500	23,632
Gjensidige Forsikring ASA	895	16,529
Hiscox Ltd.	15,731	179,436
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Jardine Lloyd Thompson Group PLC	4,729	$ 82,200
MAPFRE SA (Reg.)	4,485	18,317
Prudential PLC	15,917	370,260
Sampo Oyj (A Shares)	4,703	237,075
Sony Financial Holdings, Inc.	10,100	167,296
St. James's Place Capital PLC	1,101	14,441
Tokio Marine Holdings, Inc.	1,100	34,960
Zurich Insurance Group AG	1,929	578,808
		3,350,284
Real Estate Investment Trusts - 0.5%
British Land Co. PLC	2,336	27,997
Capital Shopping Centres Group PLC	4,315	22,783
Derwent London PLC	336	15,415
Link (REIT)	19,150	102,012
Mirvac Group unit	11,575	19,498
Unibail-Rodamco	395	110,435
Westfield Group unit	7,115	70,851
		368,991
Real Estate Management & Development - 1.7%
AEON Mall Co. Ltd.	990	25,004
Brookfield Asset Management, Inc. Class A	1,189	51,100
Countrywide PLC	1,592	14,517
Daito Trust Construction Co. Ltd.	300	32,581
Deutsche Annington Immobilien SE	5,099	150,135
Deutsche Wohnen AG	7,112	153,661
Deutsche Wohnen AG (Bearer)	6,596	146,289
Emaar Properties PJSC (a)	12,875	36,631
GAGFAH SA (a)	3,540	59,017
Global Logistic Properties Ltd.	10,000	22,164
Great Eagle Holdings Ltd.	1,000	3,566
Hongkong Land Holdings Ltd.	5,000	35,100
Hysan Development Co. Ltd.	4,000	19,580
LEG Immobilien AG	1,220	86,062
Mitsubishi Estate Co. Ltd.	2,000	48,848
Mitsui Fudosan Co. Ltd.	4,000	127,413
Sumitomo Realty & Development Co. Ltd.	2,000	86,382
TAG Immobilien AG	6,310	79,220
		1,177,270
TOTAL FINANCIALS		14,441,295
Common Stocks - continued
	Shares	Value
HEALTH CARE - 10.1%
Biotechnology - 0.4%
Actelion Ltd.	457	$ 45,419
CSL Ltd.	2,026	133,097
Grifols SA	555	30,073
Grifols SA ADR	750	31,215
		239,804
Health Care Equipment & Supplies - 0.5%
Ansell Ltd.	1,355	24,275
Coloplast A/S Series B	464	40,000
GN Store Nordic A/S	1,246	34,249
Nihon Kohden Corp.	1,500	68,071
Olympus Corp. (a)	700	22,653
Sonova Holding AG Class B	726	110,744
Straumann Holding AG	81	17,991
Terumo Corp.	1,700	36,259
		354,242
Health Care Providers & Services - 0.2%
Fresenius SE & Co. KGaA	300	44,759
Miraca Holdings, Inc.	600	28,322
Odontoprev SA	7,200	30,532
Ryman Healthcare Group Ltd.	2,064	14,582
		118,195
Health Care Technology - 0.0%
M3, Inc.	700	10,920
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA	84	25,764
Morphosys AG (a)	182	16,486
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	713	23,793
		66,043
Pharmaceuticals - 8.9%
Astellas Pharma, Inc.	12,500	160,813
AstraZeneca PLC (United Kingdom)	1,317	95,152
Bayer AG	8,053	1,164,707
BTG PLC (a)	2,282	22,817
GlaxoSmithKline PLC	23,394	627,813
Hikma Pharmaceuticals PLC	1,852	52,929
Novartis AG	15,621	1,405,487
Novo Nordisk A/S Series B	5,403	228,764
Roche Holding AG (participation certificate)	3,551	1,046,666
Sanofi SA	5,001	534,672
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Santen Pharmaceutical Co. Ltd.	5,500	$ 297,149
Shire PLC	5,470	315,476
Sihuan Pharmaceutical Holdings Group Ltd.	13,000	15,493
Teva Pharmaceutical Industries Ltd.	300	15,142
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,161	109,109
UCB SA	500	39,859
		6,132,048
TOTAL HEALTH CARE		6,921,252
INDUSTRIALS - 12.1%
Aerospace & Defense - 0.8%
Airbus Group NV	1,000	71,715
BAE Systems PLC	4,900	34,751
Cobham PLC	40,829	218,247
Finmeccanica SpA (a)	6,800	55,802
Meggitt PLC	2,671	21,692
Rolls-Royce Group PLC	3,300	57,527
Safran SA	1,000	67,864
Zodiac Aerospace	785	27,908
		555,506
Air Freight & Logistics - 0.8%
PostNL NV (a)	23,126	113,361
Yamato Holdings Co. Ltd.	19,400	414,499
		527,860
Airlines - 0.8%
Deutsche Lufthansa AG	4,651	122,679
easyJet PLC	2,846	72,988
International Consolidated Airlines Group SA (a)	6,100	40,412
International Consolidated Airlines Group SA CDI (a)	36,842	243,066
Ryanair Holdings PLC sponsored ADR (a)	1,100	62,546
		541,691
Building Products - 0.8%
ASSA ABLOY AB (B Shares)	1,300	65,641
Compagnie de St. Gobain	2,136	121,694
Daikin Industries Ltd.	2,400	143,971
Geberit AG (Reg.)	737	244,021
		575,327
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.6%
Babcock International Group PLC	5,944	$ 120,955
Berendsen PLC	960	15,995
Brambles Ltd.	29,156	261,029
Intrum Justitia AB	506	15,750
Secom Co. Ltd.	400	24,486
		438,215
Construction & Engineering - 0.7%
Balfour Beatty PLC	18,779	74,318
Chiyoda Corp.	1,000	11,878
JGC Corp.	8,000	230,944
Keller Group PLC	448	7,164
VINCI SA	1,896	140,340
		464,644
Electrical Equipment - 1.8%
ABB Ltd. (Reg.)	5,382	127,881
Legrand SA	8,891	562,781
Mitsubishi Electric Corp.	7,000	81,843
Nidec Corp.	1,800	104,942
OSRAM Licht AG (a)	948	48,105
Schneider Electric SA	2,602	245,021
Vestas Wind Systems A/S (a)	1,000	53,477
		1,224,050
Industrial Conglomerates - 1.3%
Bidvest Group Ltd.	1,418	39,408
Hutchison Whampoa Ltd.	8,000	107,314
Keppel Corp. Ltd.	3,000	25,425
Koninklijke Philips Electronics NV	2,954	93,285
SembCorp Industries Ltd.	19,000	81,950
Siemens AG	4,233	562,588
Toshiba Corp.	3,000	12,365
		922,335
Machinery - 1.8%
Andritz AG	500	29,781
Atlas Copco AB (A Shares)	9,867	289,287
Burckhardt Compression Holding AG	35	17,695
Fanuc Corp.	300	51,280
GEA Group AG	1,030	44,305
Glory Ltd.	1,900	56,416
IMI PLC	2,767	74,070
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Joy Global, Inc.	1,660	$ 94,869
JTEKT Corp.	2,100	32,289
Kawasaki Heavy Industries Ltd.	7,000	26,488
Komatsu Ltd.	5,400	117,664
Kone Oyj (B Shares)	718	29,558
Makita Corp.	200	10,961
NGK Insulators Ltd.	1,000	20,846
Schindler Holding AG (participation certificate)	1,253	193,512
SembCorp Marine Ltd.	25,000	82,118
SMC Corp.	200	52,518
Weg SA	1,300	15,093
		1,238,750
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	20	52,089
Professional Services - 0.7%
Adecco SA (Reg.)	860	71,787
Bertrandt AG	95	14,763
Capita Group PLC	6,845	127,013
Experian PLC	6,838	118,859
Hays PLC	6,956	17,629
Michael Page International PLC	13,608	104,628
SEEK Ltd.	1,683	26,517
		481,196
Road & Rail - 0.3%
Canadian National Railway Co.	1,212	73,505
Canadian Pacific Railway Ltd.	393	65,777
East Japan Railway Co.	1,000	76,550
		215,832
Trading Companies & Distributors - 1.3%
Ashtead Group PLC	3,062	45,192
Brenntag AG	965	180,281
Bunzl PLC	13,402	375,605
Itochu Corp.	8,200	97,350
Mitsubishi Corp.	3,500	69,370
Noble Group Ltd.	34,000	37,543
Rexel SA	1,400	33,454
Travis Perkins PLC	390	11,002
Wolseley PLC	530	29,539
		879,336
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.3%
Abertis Infraestructuras SA	1,803	$ 39,509
China Merchants Holdings International Co. Ltd.	34,000	100,426
China Merchants Holdings International Co. Ltd. rights 6/5/14 (a)	6,400	0
Sydney Airport unit	7,295	29,804
		169,739
TOTAL INDUSTRIALS		8,286,570
INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 0.6%
Telefonaktiebolaget LM Ericsson (B Shares)	33,619	419,053
Electronic Equipment & Components - 1.6%
China High Precision Automation Group Ltd. (a)	15,000	580
Delta Electronics, Inc.	9,000	58,434
Halma PLC	13,984	138,765
Hirose Electric Co. Ltd.	1,000	143,819
Hitachi Ltd.	41,000	277,143
Hoya Corp.	3,200	99,402
Keyence Corp.	300	117,196
Murata Manufacturing Co. Ltd.	1,100	93,669
OMRON Corp.	1,600	60,376
Spectris PLC	2,173	83,629
TDK Corp.	600	25,775
		1,098,788
Internet Software & Services - 0.3%
Baidu.com, Inc. sponsored ADR (a)	161	26,726
F@N Communications, Inc.	900	13,677
Kakaku.com, Inc.	1,400	24,652
Naver Corp.	35	25,992
Qihoo 360 Technology Co. Ltd. ADR (a)	179	16,438
Tencent Holdings Ltd.	4,700	66,078
YY, Inc. ADR (a)	244	15,887
		189,450
IT Services - 2.0%
Amadeus IT Holding SA Class A	10,144	445,670
Atos Origin SA	324	29,105
Cielo SA	4,900	87,554
Cognizant Technology Solutions Corp. Class A (a)	1,830	88,956
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Computershare Ltd.	13,955	$ 165,327
Fujitsu Ltd.	5,000	34,045
Infosys Ltd. sponsored ADR	663	34,098
Nomura Research Institute Ltd.	8,100	272,964
OBIC Co. Ltd.	3,800	121,246
Otsuka Corp.	100	13,732
SCSK Corp.	600	15,564
Wirecard AG	624	27,219
WNS Holdings Ltd. sponsored ADR (a)	1,663	29,867
		1,365,347
Semiconductors & Semiconductor Equipment - 1.5%
ASM International NV (Netherlands)	1,002	41,721
ASM Pacific Technology Ltd.	3,600	40,328
Infineon Technologies AG	17,302	214,602
MediaTek, Inc.	14,000	227,009
Nanoco Group PLC (a)	629	1,020
NXP Semiconductors NV (a)	1,597	99,174
Samsung Electronics Co. Ltd.	27	38,171
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	19,141	393,539
		1,055,564
Software - 0.7%
Check Point Software Technologies Ltd. (a)	651	41,976
Dassault Systemes SA	1,296	164,368
Nintendo Co. Ltd.	100	11,693
SAP AG	2,390	182,967
SimCorp A/S	640	21,625
Trend Micro, Inc.	1,000	31,110
		453,739
Technology Hardware, Storage & Peripherals - 0.6%
Canon, Inc.	2,200	72,522
Lenovo Group Ltd.	20,000	24,765
Neopost SA	1,948	155,846
Nokia Corp.	13,985	113,463
Ricoh Co. Ltd.	1,300	15,970
Seiko Epson Corp.	800	27,929
Wincor Nixdorf AG	247	16,066
		426,561
TOTAL INFORMATION TECHNOLOGY		5,008,502
Common Stocks - continued
	Shares	Value
MATERIALS - 6.4%
Chemicals - 3.9%
Air Liquide SA	300	$ 43,696
Akzo Nobel NV	8,476	635,242
Arkema SA	350	35,787
Asahi Kasei Corp.	8,000	60,036
BASF AG	1,183	136,217
Clariant AG (Reg.)	9,041	186,777
DuluxGroup Ltd.	2,567	13,163
Givaudan SA	233	381,959
HEXPOL AB (B Shares)	318	30,412
Johnson Matthey PLC	327	17,606
JSR Corp.	7,000	118,181
Kuraray Co. Ltd.	1,000	12,056
Linde AG	1,559	325,679
Nippon Kayaku Co. Ltd.	1,000	12,727
Royal DSM NV	800	57,689
Shin-Etsu Chemical Co., Ltd.	4,600	274,868
Sigma Aldrich Corp.	375	36,949
Sika AG (Bearer)	7	27,742
Symrise AG	3,856	209,017
Syngenta AG (Switzerland)	249	95,841
		2,711,644
Construction Materials - 0.3%
CRH PLC	2,573	70,669
HeidelbergCement Finance AG	766	65,971
James Hardie Industries PLC CDI	5,435	72,482
		209,122
Containers & Packaging - 0.4%
DS Smith PLC	2,855	15,194
Rexam PLC	17,136	152,665
Smurfit Kappa Group PLC	3,846	92,795
		260,654
Metals & Mining - 1.7%
BHP Billiton Ltd.	1,120	38,103
BHP Billiton PLC	1,828	57,313
Fresnillo PLC	800	10,808
Glencore Xstrata PLC	25,867	140,199
Hitachi Metals Ltd.	2,000	28,457
Iluka Resources Ltd.	10,943	88,602
JFE Holdings, Inc.	1,400	26,712
Randgold Resources Ltd.	300	22,118
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Ltd.	2,289	$ 126,324
Rio Tinto PLC	11,638	596,850
		1,135,486
Paper & Forest Products - 0.1%
Mondi PLC	700	12,566
Stora Enso Oyj (R Shares)	3,400	34,830
		47,396
TOTAL MATERIALS		4,364,302
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 1.6%
Bezeq The Israeli Telecommunication Corp. Ltd.	20,690	37,103
BT Group PLC	39,507	263,124
HKT Trust/HKT Ltd. unit	23,000	25,068
Iliad SA	121	38,679
Jazztel PLC (a)	1,400	20,535
Koninklijke KPN NV (a)	12,075	44,713
Orange SA	3,500	58,549
PCCW Ltd.	29,000	15,860
Singapore Telecommunications Ltd.	7,000	21,765
Swisscom AG	130	77,448
TDC A/S	24,472	237,558
Telecom Italia SpA (a)	34,700	43,132
Telenor ASA	2,400	56,890
Telstra Corp. Ltd.	30,712	152,629
		1,093,053
Wireless Telecommunication Services - 3.4%
China Mobile Ltd.	24,768	242,750
Drillisch AG	800	29,493
KDDI Corp.	19,200	1,147,259
Mobile TeleSystems OJSC	277	2,243
SK Telecom Co. Ltd.	1,142	245,350
SoftBank Corp.	1,100	79,963
Turkcell Iletisim Hizmet A/S (a)	11,813	73,815
Vodafone Group PLC	151,650	531,693
		2,352,566
TOTAL TELECOMMUNICATION SERVICES		3,445,619
Common Stocks - continued
	Shares	Value
UTILITIES - 1.7%
Electric Utilities - 0.4%
Energias do Brasil SA	5,736	$ 24,042
Iberdrola SA	10,313	74,213
Korea Electric Power Corp.	4,470	171,472
Tohoku Electric Power Co., Inc.	1,600	17,038
		286,765
Gas Utilities - 0.3%
APA Group unit	7,615	49,537
China Resources Gas Group Ltd.	18,000	55,140
ENN Energy Holdings Ltd.	4,000	28,299
Tokyo Gas Co. Ltd.	17,000	96,494
		229,470
Independent Power Producers & Energy Traders - 0.0%
Drax Group PLC	2,400	25,304
Multi-Utilities - 1.0%
Canadian Utilities Ltd. Class A (non-vtg.)	1,400	50,678
Centrica PLC	13,793	77,590
GDF Suez	13,525	377,674
National Grid PLC	3,300	49,320
RWE AG	1,200	48,174
Suez Environnement SA	2,100	42,195
		645,631
TOTAL UTILITIES		1,187,170
TOTAL COMMON STOCKS (Cost $49,544,075)		62,234,999
Nonconvertible Preferred Stocks - 1.2%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	600	159,489
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Ambev SA sponsored ADR	12,380	87,155
Household Products - 0.5%
Henkel AG & Co. KGaA	2,812	324,785
TOTAL CONSUMER STAPLES		411,940
Nonconvertible Preferred Stocks - continued
	Shares	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	4,020	$ 56,682
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	4,000	62,313
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC (C Shares)	516,570	866
MATERIALS - 0.1%
Metals & Mining - 0.1%
Gerdau SA sponsored	7,940	47,164
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Italia SpA (Risparmio Shares)	68,608	65,582
Telefonica Brasil SA sponsored ADR	1,663	33,443
		99,025
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $680,872)		837,479
Equity Funds - 0.1%

Other - 0.1%
iShares MSCI Japan Index ETF (Cost $74,578)	6,878	79,647
Money Market Funds - 7.5%

SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $5,158,022)	5,158,022	5,158,022
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $55,457,547)		68,310,147
NET OTHER ASSETS (LIABILITIES) - 0.4%		290,259
NET ASSETS - 100%		$ 68,600,406
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
6 CME Nikkei 225 Index Contracts	June 2014	$ 441,450	$ (18,359)
28 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	2,742,180	138,375
TOTAL EQUITY INDEX CONTRACTS		$ 3,183,630	$ 120,016

The face value of futures purchased as a percentage of net assets is 4.6%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,521 or 0.1% of net assets.

Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,485,285	$ 4,546,089	$ 2,939,196	$ -
Consumer Staples	7,534,221	2,651,476	4,882,745	-
Energy	4,188,894	2,085,288	2,103,606	-
Financials	14,503,608	7,872,050	6,631,558	-
Health Care	6,921,252	2,027,893	4,893,359	-
Industrials	8,287,436	5,867,022	2,420,414	-
Information Technology	5,008,502	2,819,955	2,187,967	580
Materials	4,411,466	2,997,535	1,413,931	-
Telecommunication Services	3,544,644	748,714	2,795,930	-
Utilities	1,187,170	852,846	334,324	-
Equity Funds	79,647	79,647	-	-
Money Market Funds	5,158,022	5,158,022	-	-
Total Investments in Securities:	$ 68,310,147	$ 37,706,537	$ 30,603,030	$ 580
Derivative Instruments:
Assets
Futures Contracts	$ 138,375	$ 138,375	$ -	$ -
Liabilities
Futures Contracts	$ (18,359)	$ (18,359)	$ -	$ -
Total Derivative Instruments:	$ 120,016	$ 120,016	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 3,461,313
Level 2 to Level 1	$ 0
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $55,524,410. Net unrealized appreciation aggregated $12,785,737, of which $13,751,882 related to appreciated investment securities and $966,145 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International
Multi-Manager Fund
Class L
Class N

May 31, 2014

1.9585955.100

STG-L-STG-N-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.9%
Autoliv, Inc.	1,180	$ 125,080
Compagnie Plastic Omnium	543	18,442
Continental AG	763	180,402
DENSO Corp.	4,400	202,670
Valeo SA	668	89,693
		616,287
Automobiles - 2.5%
Bayerische Motoren Werke AG (BMW)	806	101,179
Daimler AG (Germany)	4,106	390,117
Fuji Heavy Industries Ltd.	4,400	117,338
Honda Motor Co. Ltd.	7,900	277,330
Kia Motors Corp.	1,560	89,868
Mazda Motor Corp.	9,000	39,219
Peugeot Citroen SA (a)	8,950	126,638
PT Astra International Tbk	74,000	44,844
Renault SA	300	28,242
Suzuki Motor Corp.	1,100	32,869
Tata Motors Ltd. sponsored ADR	1,579	58,802
Toyota Motor Corp.	7,500	424,770
Yamaha Motor Co. Ltd.	1,200	18,995
		1,750,211
Diversified Consumer Services - 0.1%
Kroton Educacional SA	1,800	45,693
Hotels, Restaurants & Leisure - 1.9%
Carnival PLC	3,551	144,480
Compass Group PLC	35,014	584,264
Flight Centre Travel Group Ltd.	729	33,773
InterContinental Hotel Group PLC	1,691	67,022
MGM China Holdings Ltd.	5,200	18,109
Sands China Ltd.	20,400	148,666
Sodexo SA	300	32,241
TUI Travel PLC	2,801	19,264
Whitbread PLC	3,374	236,739
		1,284,558
Household Durables - 0.6%
Berkeley Group Holdings PLC	457	17,274
Coway Co. Ltd.	225	18,914
Iida Group Holdings Co. Ltd.	1,200	18,151
Nikon Corp.	14,700	233,905
Persimmon PLC	800	17,942
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Taylor Wimpey PLC	22,300	$ 40,482
Techtronic Industries Co. Ltd.	15,000	47,305
		393,973
Internet & Catalog Retail - 0.1%
Rakuten, Inc.	3,900	50,806
Start Today Co. Ltd.	900	22,512
Vipshop Holdings Ltd. ADR (a)	135	21,959
		95,277
Leisure Products - 0.1%
Sankyo Co. Ltd. (Gunma)	1,100	41,052
Yamaha Corp.	2,700	42,300
		83,352
Media - 2.3%
Altice S.A.	800	58,125
Daily Mail & General Trust PLC Class A	1,068	15,584
Dentsu, Inc.	700	27,792
Fuji Media Holdings, Inc.	7,700	122,728
ITV PLC	63,594	194,112
Nippon Television Network Corp.	9,900	160,664
ProSiebenSat.1 Media AG	1,948	88,651
Publicis Groupe SA	857	73,925
realestate.com.au Ltd.	438	18,555
Reed Elsevier NV	27,888	623,800
RTL Group SA	400	46,620
Sky Deutschland AG (a)	3,600	33,586
Telenet Group Holding NV	16	959
UBM PLC	3,332	37,616
WPP PLC	4,502	97,361
		1,600,078
Multiline Retail - 0.3%
Dollarama, Inc.	850	71,705
Don Quijote Holdings Co. Ltd.	400	23,677
Lifestyle International Holdings Ltd.	8,000	15,478
Next PLC	707	78,689
		189,549
Specialty Retail - 0.9%
ABC-MART, Inc.	200	10,244
Esprit Holdings Ltd.	72,150	106,462
Fielmann AG	119	17,049
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Galiform PLC	3,600	$ 19,268
H&M Hennes & Mauritz AB (B Shares)	3,184	134,554
Inditex SA	834	121,076
Kingfisher PLC	7,300	47,966
Nitori Holdings Co. Ltd.	400	19,680
USS Co. Ltd.	7,300	119,831
World Duty Free SpA (a)	404	5,612
		601,742
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	450	48,301
Burberry Group PLC	1,200	30,835
Compagnie Financiere Richemont SA Series A	835	87,976
Gildan Activewear, Inc.	300	16,332
Hermes International SCA	47	16,658
Kering SA	200	44,193
Li & Fung Ltd.	100,000	145,235
LVMH Moet Hennessy - Louis Vuitton SA	990	196,962
Pandora A/S	750	55,367
Yue Yuen Industrial (Holdings) Ltd.	7,500	23,217
		665,076
TOTAL CONSUMER DISCRETIONARY		7,325,796
CONSUMER STAPLES - 10.4%
Beverages - 1.4%
Anheuser-Busch InBev SA NV	1,779	195,346
Diageo PLC	1,372	44,176
Heineken NV (Bearer)	3,171	223,519
ITO EN Ltd.	1,400	32,031
Pernod Ricard SA	3,360	411,988
SABMiller PLC	1,300	72,149
		979,209
Food & Staples Retailing - 0.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,326	36,002
Carrefour SA	1,608	58,459
Lawson, Inc.	1,200	86,417
Seven & i Holdings Co., Ltd.	2,000	80,327
Sundrug Co. Ltd.	1,500	67,479
Tsuruha Holdings, Inc.	400	21,502
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wesfarmers Ltd.	1,593	$ 64,282
Woolworths Ltd.	1,688	58,957
		473,425
Food Products - 3.6%
Danone SA	9,930	740,471
M. Dias Branco SA	1,500	64,538
Nestle SA	14,990	1,176,896
Toyo Suisan Kaisha Ltd.	2,000	60,976
Unilever NV (Certificaten Van Aandelen) (Bearer)	6,574	285,169
Unilever PLC	2,942	132,278
		2,460,328
Household Products - 1.3%
Henkel AG & Co. KGaA	380	38,534
Reckitt Benckiser Group PLC	8,932	763,563
Svenska Cellulosa AB (SCA) (B Shares)	2,000	55,649
		857,746
Personal Products - 1.2%
Kao Corp.	13,400	531,800
Kobayashi Pharmaceutical Co. Ltd.	2,100	135,354
Kose Corp.	1,800	63,627
L'Oreal SA	590	102,945
		833,726
Tobacco - 2.2%
British American Tobacco PLC (United Kingdom)	11,656	705,782
Imperial Tobacco Group PLC	2,138	96,474
Japan Tobacco, Inc.	15,400	523,114
KT&G Corp.	2,367	192,477
		1,517,847
TOTAL CONSUMER STAPLES		7,122,281
ENERGY - 6.0%
Energy Equipment & Services - 0.8%
Subsea 7 SA	800	15,992
Technip SA	3,909	419,783
Tecnicas Reunidas SA	2,085	129,702
		565,477
Oil, Gas & Consumable Fuels - 5.2%
BG Group PLC	28,380	580,837
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cairn Energy PLC (a)	19,984	$ 66,123
Canadian Natural Resources Ltd.	1,919	78,102
Cenovus Energy, Inc.	1,360	40,475
CNOOC Ltd.	158,000	270,811
Dragon Oil PLC	2,807	28,560
Enbridge, Inc.	2,210	105,027
Galp Energia SGPS SA Class B	1,714	30,374
Genel Energy PLC (a)	1,537	27,232
Imperial Oil Ltd.	2,700	132,946
INPEX Corp.	10,800	156,448
JX Holdings, Inc.	2,500	13,068
Oil Search Ltd. ADR	10,625	93,245
Peyto Exploration & Development Corp.	163	5,785
Reliance Industries Ltd. GDR (c)	1,021	36,521
Repsol YPF SA	3,527	99,354
Royal Dutch Shell PLC Class A (United Kingdom)	26,440	1,039,704
Suncor Energy, Inc.	3,600	138,548
Total SA (a)	8,882	623,575
		3,566,735
TOTAL ENERGY		4,132,212
FINANCIALS - 21.1%
Banks - 10.5%
Australia & New Zealand Banking Group Ltd.	9,174	285,930
Banco Bilbao Vizcaya Argentaria SA	8,262	106,027
Bank of Ireland (a)	186,740	71,165
Bankinter SA	4,100	32,494
Barclays PLC	95,066	393,272
BNP Paribas SA	8,618	603,476
BOC Hong Kong (Holdings) Ltd.	10,500	31,623
Chiba Bank Ltd.	7,000	45,693
Commerzbank AG (a)	2,000	31,748
Commonwealth Bank of Australia	1,331	101,065
Credicorp Ltd. (United States)	267	41,719
Credit Agricole SA	5,425	84,637
Criteria CaixaCorp SA	8,651	52,619
DBS Group Holdings Ltd.	10,000	134,737
DNB ASA	9,512	178,691
Dubai Islamic Bank Pakistan Ltd. (a)	9,986	21,071
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Erste Group Bank AG	5,055	$ 175,645
First Gulf Bank PJSC	4,425	21,625
HDFC Bank Ltd. sponsored ADR	3,627	163,324
HSBC Holdings PLC:
(Hong Kong)	24,800	261,195
(United Kingdom)	51,496	543,200
Intesa Sanpaolo SpA	63,613	213,316
Joyo Bank Ltd.	9,000	44,435
Jyske Bank A/S (Reg.) (a)	641	35,438
Kasikornbank PCL NVDR	8,900	50,807
KBC Groupe SA	7,108	423,130
Lloyds Banking Group PLC (a)	356,497	464,688
Mitsubishi UFJ Financial Group, Inc.	36,300	204,889
Nordea Bank AB	8,400	123,891
North Pacific Bank Ltd.	9,600	37,478
Powszechna Kasa Oszczednosci Bank SA	1,206	16,139
PT Bank Rakyat Indonesia Tbk	73,700	64,389
Royal Bank of Scotland Group PLC (a)	26,242	152,635
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	2,830	28,668
Seven Bank Ltd.	4,200	15,663
Societe Generale Series A	1,007	58,017
Standard Chartered PLC (United Kingdom)	11,332	255,004
Sumitomo Mitsui Financial Group, Inc.	18,300	742,582
Sumitomo Mitsui Trust Holdings, Inc.	9,000	36,535
Svenska Handelsbanken AB (A Shares)	900	45,740
Swedbank AB (A Shares)	1,900	50,538
Sydbank A/S (a)	1,311	34,982
The Hachijuni Bank Ltd.	6,000	33,070
The Suruga Bank Ltd.	2,000	34,615
The Toronto-Dominion Bank	2,383	118,150
UniCredit SpA	18,670	162,753
United Overseas Bank Ltd.	5,000	89,971
Westpac Banking Corp.	8,374	268,435
		7,186,914
Capital Markets - 2.2%
Azimut Holding SpA	803	21,980
Banca Generali SpA	1,001	29,228
CI Financial Corp.	1,460	46,804
Credit Suisse Group AG	4,091	121,497
Daiwa Securities Group, Inc.	10,000	81,227
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Hargreaves Lansdown PLC	750	$ 15,325
Julius Baer Group Ltd.	3,692	159,801
Jupiter Fund Management PLC	1,590	10,695
Macquarie Group Ltd.	1,104	61,677
Nomura Holdings, Inc.	6,000	39,669
Partners Group Holding AG	239	63,413
Schroders PLC	593	25,704
UBS AG	40,851	821,331
		1,498,351
Consumer Finance - 0.2%
ACOM Co. Ltd. (a)	3,400	13,083
AEON Financial Service Co. Ltd.	2,500	63,162
Provident Financial PLC	534	18,725
		94,970
Diversified Financial Services - 1.1%
Century Tokyo Leasing Corp.	700	21,826
Fubon Financial Holding Co. Ltd.	12,000	17,240
Hong Kong Exchanges and Clearing Ltd.	900	16,751
IG Group Holdings PLC	10,166	102,497
ING Groep NV (Certificaten Van Aandelen) (a)	22,470	315,139
Investment AB Kinnevik (B Shares)	600	23,805
London Stock Exchange Group PLC	1,000	32,820
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,700	20,090
ORIX Corp.	13,400	214,347
		764,515
Insurance - 4.9%
AEGON NV	9,000	78,199
AIA Group Ltd.	71,600	358,787
Amlin PLC	11,370	89,574
Aviva PLC	31,862	280,351
AXA SA	15,119	373,237
BB Seguridade Participacoes SA	5,400	68,696
Catlin Group Ltd.	5,922	51,965
Delta Lloyd NV	3,647	88,566
Direct Line Insurance Group PLC	7,300	30,994
Euler Hermes SA	413	49,340
Fairfax Financial Holdings Ltd. (sub. vtg.)	350	157,621
Friends Life Group Ltd.	4,500	23,632
Gjensidige Forsikring ASA	895	16,529
Hiscox Ltd.	15,731	179,436
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Jardine Lloyd Thompson Group PLC	4,729	$ 82,200
MAPFRE SA (Reg.)	4,485	18,317
Prudential PLC	15,917	370,260
Sampo Oyj (A Shares)	4,703	237,075
Sony Financial Holdings, Inc.	10,100	167,296
St. James's Place Capital PLC	1,101	14,441
Tokio Marine Holdings, Inc.	1,100	34,960
Zurich Insurance Group AG	1,929	578,808
		3,350,284
Real Estate Investment Trusts - 0.5%
British Land Co. PLC	2,336	27,997
Capital Shopping Centres Group PLC	4,315	22,783
Derwent London PLC	336	15,415
Link (REIT)	19,150	102,012
Mirvac Group unit	11,575	19,498
Unibail-Rodamco	395	110,435
Westfield Group unit	7,115	70,851
		368,991
Real Estate Management & Development - 1.7%
AEON Mall Co. Ltd.	990	25,004
Brookfield Asset Management, Inc. Class A	1,189	51,100
Countrywide PLC	1,592	14,517
Daito Trust Construction Co. Ltd.	300	32,581
Deutsche Annington Immobilien SE	5,099	150,135
Deutsche Wohnen AG	7,112	153,661
Deutsche Wohnen AG (Bearer)	6,596	146,289
Emaar Properties PJSC (a)	12,875	36,631
GAGFAH SA (a)	3,540	59,017
Global Logistic Properties Ltd.	10,000	22,164
Great Eagle Holdings Ltd.	1,000	3,566
Hongkong Land Holdings Ltd.	5,000	35,100
Hysan Development Co. Ltd.	4,000	19,580
LEG Immobilien AG	1,220	86,062
Mitsubishi Estate Co. Ltd.	2,000	48,848
Mitsui Fudosan Co. Ltd.	4,000	127,413
Sumitomo Realty & Development Co. Ltd.	2,000	86,382
TAG Immobilien AG	6,310	79,220
		1,177,270
TOTAL FINANCIALS		14,441,295
Common Stocks - continued
	Shares	Value
HEALTH CARE - 10.1%
Biotechnology - 0.4%
Actelion Ltd.	457	$ 45,419
CSL Ltd.	2,026	133,097
Grifols SA	555	30,073
Grifols SA ADR	750	31,215
		239,804
Health Care Equipment & Supplies - 0.5%
Ansell Ltd.	1,355	24,275
Coloplast A/S Series B	464	40,000
GN Store Nordic A/S	1,246	34,249
Nihon Kohden Corp.	1,500	68,071
Olympus Corp. (a)	700	22,653
Sonova Holding AG Class B	726	110,744
Straumann Holding AG	81	17,991
Terumo Corp.	1,700	36,259
		354,242
Health Care Providers & Services - 0.2%
Fresenius SE & Co. KGaA	300	44,759
Miraca Holdings, Inc.	600	28,322
Odontoprev SA	7,200	30,532
Ryman Healthcare Group Ltd.	2,064	14,582
		118,195
Health Care Technology - 0.0%
M3, Inc.	700	10,920
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA	84	25,764
Morphosys AG (a)	182	16,486
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	713	23,793
		66,043
Pharmaceuticals - 8.9%
Astellas Pharma, Inc.	12,500	160,813
AstraZeneca PLC (United Kingdom)	1,317	95,152
Bayer AG	8,053	1,164,707
BTG PLC (a)	2,282	22,817
GlaxoSmithKline PLC	23,394	627,813
Hikma Pharmaceuticals PLC	1,852	52,929
Novartis AG	15,621	1,405,487
Novo Nordisk A/S Series B	5,403	228,764
Roche Holding AG (participation certificate)	3,551	1,046,666
Sanofi SA	5,001	534,672
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Santen Pharmaceutical Co. Ltd.	5,500	$ 297,149
Shire PLC	5,470	315,476
Sihuan Pharmaceutical Holdings Group Ltd.	13,000	15,493
Teva Pharmaceutical Industries Ltd.	300	15,142
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,161	109,109
UCB SA	500	39,859
		6,132,048
TOTAL HEALTH CARE		6,921,252
INDUSTRIALS - 12.1%
Aerospace & Defense - 0.8%
Airbus Group NV	1,000	71,715
BAE Systems PLC	4,900	34,751
Cobham PLC	40,829	218,247
Finmeccanica SpA (a)	6,800	55,802
Meggitt PLC	2,671	21,692
Rolls-Royce Group PLC	3,300	57,527
Safran SA	1,000	67,864
Zodiac Aerospace	785	27,908
		555,506
Air Freight & Logistics - 0.8%
PostNL NV (a)	23,126	113,361
Yamato Holdings Co. Ltd.	19,400	414,499
		527,860
Airlines - 0.8%
Deutsche Lufthansa AG	4,651	122,679
easyJet PLC	2,846	72,988
International Consolidated Airlines Group SA (a)	6,100	40,412
International Consolidated Airlines Group SA CDI (a)	36,842	243,066
Ryanair Holdings PLC sponsored ADR (a)	1,100	62,546
		541,691
Building Products - 0.8%
ASSA ABLOY AB (B Shares)	1,300	65,641
Compagnie de St. Gobain	2,136	121,694
Daikin Industries Ltd.	2,400	143,971
Geberit AG (Reg.)	737	244,021
		575,327
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.6%
Babcock International Group PLC	5,944	$ 120,955
Berendsen PLC	960	15,995
Brambles Ltd.	29,156	261,029
Intrum Justitia AB	506	15,750
Secom Co. Ltd.	400	24,486
		438,215
Construction & Engineering - 0.7%
Balfour Beatty PLC	18,779	74,318
Chiyoda Corp.	1,000	11,878
JGC Corp.	8,000	230,944
Keller Group PLC	448	7,164
VINCI SA	1,896	140,340
		464,644
Electrical Equipment - 1.8%
ABB Ltd. (Reg.)	5,382	127,881
Legrand SA	8,891	562,781
Mitsubishi Electric Corp.	7,000	81,843
Nidec Corp.	1,800	104,942
OSRAM Licht AG (a)	948	48,105
Schneider Electric SA	2,602	245,021
Vestas Wind Systems A/S (a)	1,000	53,477
		1,224,050
Industrial Conglomerates - 1.3%
Bidvest Group Ltd.	1,418	39,408
Hutchison Whampoa Ltd.	8,000	107,314
Keppel Corp. Ltd.	3,000	25,425
Koninklijke Philips Electronics NV	2,954	93,285
SembCorp Industries Ltd.	19,000	81,950
Siemens AG	4,233	562,588
Toshiba Corp.	3,000	12,365
		922,335
Machinery - 1.8%
Andritz AG	500	29,781
Atlas Copco AB (A Shares)	9,867	289,287
Burckhardt Compression Holding AG	35	17,695
Fanuc Corp.	300	51,280
GEA Group AG	1,030	44,305
Glory Ltd.	1,900	56,416
IMI PLC	2,767	74,070
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Joy Global, Inc.	1,660	$ 94,869
JTEKT Corp.	2,100	32,289
Kawasaki Heavy Industries Ltd.	7,000	26,488
Komatsu Ltd.	5,400	117,664
Kone Oyj (B Shares)	718	29,558
Makita Corp.	200	10,961
NGK Insulators Ltd.	1,000	20,846
Schindler Holding AG (participation certificate)	1,253	193,512
SembCorp Marine Ltd.	25,000	82,118
SMC Corp.	200	52,518
Weg SA	1,300	15,093
		1,238,750
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	20	52,089
Professional Services - 0.7%
Adecco SA (Reg.)	860	71,787
Bertrandt AG	95	14,763
Capita Group PLC	6,845	127,013
Experian PLC	6,838	118,859
Hays PLC	6,956	17,629
Michael Page International PLC	13,608	104,628
SEEK Ltd.	1,683	26,517
		481,196
Road & Rail - 0.3%
Canadian National Railway Co.	1,212	73,505
Canadian Pacific Railway Ltd.	393	65,777
East Japan Railway Co.	1,000	76,550
		215,832
Trading Companies & Distributors - 1.3%
Ashtead Group PLC	3,062	45,192
Brenntag AG	965	180,281
Bunzl PLC	13,402	375,605
Itochu Corp.	8,200	97,350
Mitsubishi Corp.	3,500	69,370
Noble Group Ltd.	34,000	37,543
Rexel SA	1,400	33,454
Travis Perkins PLC	390	11,002
Wolseley PLC	530	29,539
		879,336
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.3%
Abertis Infraestructuras SA	1,803	$ 39,509
China Merchants Holdings International Co. Ltd.	34,000	100,426
China Merchants Holdings International Co. Ltd. rights 6/5/14 (a)	6,400	0
Sydney Airport unit	7,295	29,804
		169,739
TOTAL INDUSTRIALS		8,286,570
INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 0.6%
Telefonaktiebolaget LM Ericsson (B Shares)	33,619	419,053
Electronic Equipment & Components - 1.6%
China High Precision Automation Group Ltd. (a)	15,000	580
Delta Electronics, Inc.	9,000	58,434
Halma PLC	13,984	138,765
Hirose Electric Co. Ltd.	1,000	143,819
Hitachi Ltd.	41,000	277,143
Hoya Corp.	3,200	99,402
Keyence Corp.	300	117,196
Murata Manufacturing Co. Ltd.	1,100	93,669
OMRON Corp.	1,600	60,376
Spectris PLC	2,173	83,629
TDK Corp.	600	25,775
		1,098,788
Internet Software & Services - 0.3%
Baidu.com, Inc. sponsored ADR (a)	161	26,726
F@N Communications, Inc.	900	13,677
Kakaku.com, Inc.	1,400	24,652
Naver Corp.	35	25,992
Qihoo 360 Technology Co. Ltd. ADR (a)	179	16,438
Tencent Holdings Ltd.	4,700	66,078
YY, Inc. ADR (a)	244	15,887
		189,450
IT Services - 2.0%
Amadeus IT Holding SA Class A	10,144	445,670
Atos Origin SA	324	29,105
Cielo SA	4,900	87,554
Cognizant Technology Solutions Corp. Class A (a)	1,830	88,956
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Computershare Ltd.	13,955	$ 165,327
Fujitsu Ltd.	5,000	34,045
Infosys Ltd. sponsored ADR	663	34,098
Nomura Research Institute Ltd.	8,100	272,964
OBIC Co. Ltd.	3,800	121,246
Otsuka Corp.	100	13,732
SCSK Corp.	600	15,564
Wirecard AG	624	27,219
WNS Holdings Ltd. sponsored ADR (a)	1,663	29,867
		1,365,347
Semiconductors & Semiconductor Equipment - 1.5%
ASM International NV (Netherlands)	1,002	41,721
ASM Pacific Technology Ltd.	3,600	40,328
Infineon Technologies AG	17,302	214,602
MediaTek, Inc.	14,000	227,009
Nanoco Group PLC (a)	629	1,020
NXP Semiconductors NV (a)	1,597	99,174
Samsung Electronics Co. Ltd.	27	38,171
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	19,141	393,539
		1,055,564
Software - 0.7%
Check Point Software Technologies Ltd. (a)	651	41,976
Dassault Systemes SA	1,296	164,368
Nintendo Co. Ltd.	100	11,693
SAP AG	2,390	182,967
SimCorp A/S	640	21,625
Trend Micro, Inc.	1,000	31,110
		453,739
Technology Hardware, Storage & Peripherals - 0.6%
Canon, Inc.	2,200	72,522
Lenovo Group Ltd.	20,000	24,765
Neopost SA	1,948	155,846
Nokia Corp.	13,985	113,463
Ricoh Co. Ltd.	1,300	15,970
Seiko Epson Corp.	800	27,929
Wincor Nixdorf AG	247	16,066
		426,561
TOTAL INFORMATION TECHNOLOGY		5,008,502
Common Stocks - continued
	Shares	Value
MATERIALS - 6.4%
Chemicals - 3.9%
Air Liquide SA	300	$ 43,696
Akzo Nobel NV	8,476	635,242
Arkema SA	350	35,787
Asahi Kasei Corp.	8,000	60,036
BASF AG	1,183	136,217
Clariant AG (Reg.)	9,041	186,777
DuluxGroup Ltd.	2,567	13,163
Givaudan SA	233	381,959
HEXPOL AB (B Shares)	318	30,412
Johnson Matthey PLC	327	17,606
JSR Corp.	7,000	118,181
Kuraray Co. Ltd.	1,000	12,056
Linde AG	1,559	325,679
Nippon Kayaku Co. Ltd.	1,000	12,727
Royal DSM NV	800	57,689
Shin-Etsu Chemical Co., Ltd.	4,600	274,868
Sigma Aldrich Corp.	375	36,949
Sika AG (Bearer)	7	27,742
Symrise AG	3,856	209,017
Syngenta AG (Switzerland)	249	95,841
		2,711,644
Construction Materials - 0.3%
CRH PLC	2,573	70,669
HeidelbergCement Finance AG	766	65,971
James Hardie Industries PLC CDI	5,435	72,482
		209,122
Containers & Packaging - 0.4%
DS Smith PLC	2,855	15,194
Rexam PLC	17,136	152,665
Smurfit Kappa Group PLC	3,846	92,795
		260,654
Metals & Mining - 1.7%
BHP Billiton Ltd.	1,120	38,103
BHP Billiton PLC	1,828	57,313
Fresnillo PLC	800	10,808
Glencore Xstrata PLC	25,867	140,199
Hitachi Metals Ltd.	2,000	28,457
Iluka Resources Ltd.	10,943	88,602
JFE Holdings, Inc.	1,400	26,712
Randgold Resources Ltd.	300	22,118
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Ltd.	2,289	$ 126,324
Rio Tinto PLC	11,638	596,850
		1,135,486
Paper & Forest Products - 0.1%
Mondi PLC	700	12,566
Stora Enso Oyj (R Shares)	3,400	34,830
		47,396
TOTAL MATERIALS		4,364,302
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 1.6%
Bezeq The Israeli Telecommunication Corp. Ltd.	20,690	37,103
BT Group PLC	39,507	263,124
HKT Trust/HKT Ltd. unit	23,000	25,068
Iliad SA	121	38,679
Jazztel PLC (a)	1,400	20,535
Koninklijke KPN NV (a)	12,075	44,713
Orange SA	3,500	58,549
PCCW Ltd.	29,000	15,860
Singapore Telecommunications Ltd.	7,000	21,765
Swisscom AG	130	77,448
TDC A/S	24,472	237,558
Telecom Italia SpA (a)	34,700	43,132
Telenor ASA	2,400	56,890
Telstra Corp. Ltd.	30,712	152,629
		1,093,053
Wireless Telecommunication Services - 3.4%
China Mobile Ltd.	24,768	242,750
Drillisch AG	800	29,493
KDDI Corp.	19,200	1,147,259
Mobile TeleSystems OJSC	277	2,243
SK Telecom Co. Ltd.	1,142	245,350
SoftBank Corp.	1,100	79,963
Turkcell Iletisim Hizmet A/S (a)	11,813	73,815
Vodafone Group PLC	151,650	531,693
		2,352,566
TOTAL TELECOMMUNICATION SERVICES		3,445,619
Common Stocks - continued
	Shares	Value
UTILITIES - 1.7%
Electric Utilities - 0.4%
Energias do Brasil SA	5,736	$ 24,042
Iberdrola SA	10,313	74,213
Korea Electric Power Corp.	4,470	171,472
Tohoku Electric Power Co., Inc.	1,600	17,038
		286,765
Gas Utilities - 0.3%
APA Group unit	7,615	49,537
China Resources Gas Group Ltd.	18,000	55,140
ENN Energy Holdings Ltd.	4,000	28,299
Tokyo Gas Co. Ltd.	17,000	96,494
		229,470
Independent Power Producers & Energy Traders - 0.0%
Drax Group PLC	2,400	25,304
Multi-Utilities - 1.0%
Canadian Utilities Ltd. Class A (non-vtg.)	1,400	50,678
Centrica PLC	13,793	77,590
GDF Suez	13,525	377,674
National Grid PLC	3,300	49,320
RWE AG	1,200	48,174
Suez Environnement SA	2,100	42,195
		645,631
TOTAL UTILITIES		1,187,170
TOTAL COMMON STOCKS (Cost $49,544,075)		62,234,999
Nonconvertible Preferred Stocks - 1.2%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	600	159,489
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Ambev SA sponsored ADR	12,380	87,155
Household Products - 0.5%
Henkel AG & Co. KGaA	2,812	324,785
TOTAL CONSUMER STAPLES		411,940
Nonconvertible Preferred Stocks - continued
	Shares	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	4,020	$ 56,682
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	4,000	62,313
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC (C Shares)	516,570	866
MATERIALS - 0.1%
Metals & Mining - 0.1%
Gerdau SA sponsored	7,940	47,164
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Italia SpA (Risparmio Shares)	68,608	65,582
Telefonica Brasil SA sponsored ADR	1,663	33,443
		99,025
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $680,872)		837,479
Equity Funds - 0.1%

Other - 0.1%
iShares MSCI Japan Index ETF (Cost $74,578)	6,878	79,647
Money Market Funds - 7.5%

SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $5,158,022)	5,158,022	5,158,022
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $55,457,547)		68,310,147
NET OTHER ASSETS (LIABILITIES) - 0.4%		290,259
NET ASSETS - 100%		$ 68,600,406
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
6 CME Nikkei 225 Index Contracts	June 2014	$ 441,450	$ (18,359)
28 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	2,742,180	138,375
TOTAL EQUITY INDEX CONTRACTS		$ 3,183,630	$ 120,016

The face value of futures purchased as a percentage of net assets is 4.6%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,521 or 0.1% of net assets.

Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,485,285	$ 4,546,089	$ 2,939,196	$ -
Consumer Staples	7,534,221	2,651,476	4,882,745	-
Energy	4,188,894	2,085,288	2,103,606	-
Financials	14,503,608	7,872,050	6,631,558	-
Health Care	6,921,252	2,027,893	4,893,359	-
Industrials	8,287,436	5,867,022	2,420,414	-
Information Technology	5,008,502	2,819,955	2,187,967	580
Materials	4,411,466	2,997,535	1,413,931	-
Telecommunication Services	3,544,644	748,714	2,795,930	-
Utilities	1,187,170	852,846	334,324	-
Equity Funds	79,647	79,647	-	-
Money Market Funds	5,158,022	5,158,022	-	-
Total Investments in Securities:	$ 68,310,147	$ 37,706,537	$ 30,603,030	$ 580
Derivative Instruments:
Assets
Futures Contracts	$ 138,375	$ 138,375	$ -	$ -
Liabilities
Futures Contracts	$ (18,359)	$ (18,359)	$ -	$ -
Total Derivative Instruments:	$ 120,016	$ 120,016	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 3,461,313
Level 2 to Level 1	$ 0
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $55,524,410. Net unrealized appreciation aggregated $12,785,737, of which $13,751,882 related to appreciated investment securities and $966,145 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Small-Mid Cap Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to
the general public

May 31, 2014

1.912862.103

SMC-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 44.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.9%
Autoliv, Inc.	15,003	$ 1,590,318
Cooper Tire & Rubber Co.	50,573	1,407,447
Dana Holding Corp.	218,297	4,833,096
Dorman Products, Inc. (a)	62,164	3,302,773
Drew Industries, Inc.	82,250	3,990,770
Gentex Corp.	229,958	6,650,385
Remy International, Inc.	20,500	487,695
Stoneridge, Inc. (a)	176,700	1,698,087
Tenneco, Inc. (a)	60,043	3,827,741
The Goodyear Tire & Rubber Co.	197,425	5,206,097
Tower International, Inc. (a)	151,175	4,632,002
Visteon Corp. (a)	150,400	13,707,456
		51,333,867
Distributors - 0.1%
Pool Corp.	58,071	3,352,439
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	96,062	3,744,497
Capella Education Co.	55,900	3,199,716
Grand Canyon Education, Inc. (a)	82,173	3,619,721
H&R Block, Inc.	367,912	10,956,419
LifeLock, Inc. (a)	204,366	2,292,987
Nord Anglia Education, Inc. (a)	147,315	2,651,670
Sotheby's Class A (Ltd. vtg.)	76,950	3,037,986
		29,502,996
Hotels, Restaurants & Leisure - 1.5%
Arcos Dorados Holdings, Inc. Class A	295,753	2,632,202
BJ's Restaurants, Inc. (a)	75,772	2,393,637
Choice Hotels International, Inc.	50,463	2,271,340
Chuy's Holdings, Inc. (a)	48,662	1,589,788
Domino's Pizza, Inc.	66,891	4,846,253
Dunkin' Brands Group, Inc.	46,887	2,098,662
Hyatt Hotels Corp. Class A (a)	225,608	13,798,185
Jack in the Box, Inc.	91,106	5,259,549
MGM Mirage, Inc. (a)	270,425	6,963,444
Multimedia Games Holding Co., Inc. (a)	118,256	3,399,860
Noodles & Co.	48,090	1,598,993
Norwegian Cruise Line Holdings Ltd. (a)	59,682	2,014,268
Orient Express Hotels Ltd. Class A (a)	199,500	2,623,425
Pinnacle Entertainment, Inc. (a)	103,612	2,557,144
Royal Caribbean Cruises Ltd.	167,895	9,282,915
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sonic Corp. (a)	194,200	$ 4,039,360
The Cheesecake Factory, Inc.	65,824	3,019,347
Vail Resorts, Inc.	12,491	870,498
Wendy's Co.	779,625	6,392,925
Zoe's Kitchen, Inc.	50,725	1,486,243
		79,138,038
Household Durables - 0.6%
D.R. Horton, Inc.	251,150	5,947,232
Ethan Allen Interiors, Inc.	81,948	1,920,861
Garmin Ltd.	45,450	2,677,460
Harman International Industries, Inc.	57,490	6,038,175
M.D.C. Holdings, Inc.	347,279	9,935,652
Standard Pacific Corp. (a)	395,621	3,176,837
		29,696,217
Internet & Catalog Retail - 0.4%
HomeAway, Inc. (a)	220,412	6,788,690
MakeMyTrip Ltd. (a)	108,212	2,771,309
Orbitz Worldwide, Inc. (a)	544,300	4,044,149
RetailMeNot, Inc.	95,788	2,442,594
Shutterfly, Inc. (a)	115,799	4,763,971
TripAdvisor, Inc. (a)	29,401	2,856,895
		23,667,608
Leisure Products - 0.1%
Brunswick Corp.	147,371	6,351,690
Media - 1.4%
Cumulus Media, Inc. Class A (a)	340,675	2,153,066
DHX Media Ltd.	82,766	425,165
Entravision Communication Corp. Class A	331,475	1,776,706
Gannett Co., Inc.	306,325	8,512,772
Gray Television, Inc. (a)	224,100	2,563,704
IMAX Corp. (a)	118,014	3,095,507
Live Nation Entertainment, Inc. (a)	54,763	1,298,978
News Corp. Class A (a)	895,800	15,282,348
Sinclair Broadcast Group, Inc. Class A	422,493	12,497,343
Starz - Liberty Capital Series A (a)	127,525	3,902,265
The New York Times Co. Class A	135,600	2,015,016
Tribune Co. Class A (a)	265,090	20,995,128
		74,517,998
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Burlington Stores, Inc.	55,645	$ 1,581,431
Specialty Retail - 1.1%
Cabela's, Inc. Class A (a)	32,562	1,993,771
Citi Trends, Inc. (a)	160,130	3,228,221
CST Brands, Inc.	377,930	12,498,145
DSW, Inc. Class A	93,075	2,331,529
Express, Inc. (a)	208,719	2,631,947
Five Below, Inc. (a)	78,673	2,847,963
Group 1 Automotive, Inc.	44,905	3,614,853
Lithia Motors, Inc. Class A (sub. vtg.)	48,677	3,817,737
Monro Muffler Brake, Inc.	58,298	3,148,675
New York & Co., Inc. (a)	121,200	479,952
Office Depot, Inc. (a)	890,687	4,560,317
Outerwall, Inc. (a)	27,756	1,963,182
Pier 1 Imports, Inc.	126,088	2,220,410
Restoration Hardware Holdings, Inc. (a)	51,300	3,410,424
Select Comfort Corp. (a)	59,200	1,097,568
Tile Shop Holdings, Inc. (a)	160,162	2,389,617
Urban Outfitters, Inc. (a)	24,443	819,329
Vitamin Shoppe, Inc. (a)	112,098	4,817,972
Williams-Sonoma, Inc.	57,636	3,857,001
		61,728,613
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (a)	36,900	550,917
Deckers Outdoor Corp. (a)	28,515	2,203,924
Fossil Group, Inc. (a)	11,435	1,197,931
G-III Apparel Group Ltd. (a)	46,868	3,436,362
Hanesbrands, Inc.	69,695	5,912,227
Movado Group, Inc.	46,845	1,793,695
PVH Corp.	16,036	2,110,819
Steven Madden Ltd. (a)	103,406	3,294,515
		20,500,390
TOTAL CONSUMER DISCRETIONARY		381,371,287
CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.6%
Brasil Pharma SA (a)	663,875	1,111,249
Brasil Pharma SA rights 6/6/14 (a)	272,465	1,216
Fairway Group Holdings Corp. (a)	251,639	1,550,096
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Fresh Market, Inc. (a)	33,721	$ 1,033,549
Rite Aid Corp. (a)	1,074,025	8,978,849
Susser Holdings Corp. (a)	209,521	16,617,111
		29,292,070
Food Products - 0.5%
Annie's, Inc. (a)	117,473	3,843,717
B&G Foods, Inc. Class A	87,871	3,010,460
Darling International, Inc. (a)	177,410	3,546,426
Flowers Foods, Inc.	32,648	680,711
Keurig Green Mountain, Inc.	17,025	1,920,080
Lancaster Colony Corp.	40,451	3,611,870
Pilgrims Pride Corp. (a)	88,575	2,253,348
The Hain Celestial Group, Inc. (a)	49,241	4,467,144
WhiteWave Foods Co. (a)	112,500	3,542,625
		26,876,381
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	50,340	3,919,976
Personal Products - 0.0%
Elizabeth Arden, Inc. (a)	34,700	941,411
Inter Parfums, Inc.	37,720	1,126,696
		2,068,107
TOTAL CONSUMER STAPLES		62,156,534
ENERGY - 3.7%
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc. (a)	143,228	7,068,302
Dresser-Rand Group, Inc. (a)	76,934	4,708,361
Dril-Quip, Inc. (a)	37,037	3,785,922
Frank's International NV	113,330	2,701,787
Geospace Technologies Corp. (a)	42,074	2,133,993
Helix Energy Solutions Group, Inc. (a)	134,950	3,155,131
Hercules Offshore, Inc. (a)	394,330	1,790,258
Hornbeck Offshore Services, Inc. (a)	49,541	2,241,235
ION Geophysical Corp. (a)	374,400	1,561,248
McDermott International, Inc. (a)	148,200	1,075,932
Oceaneering International, Inc.	28,787	2,074,103
Patterson-UTI Energy, Inc.	131,751	4,359,641
Precision Drilling Corp.	582,350	7,556,640
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
SEACOR Holdings, Inc. (a)	146,092	$ 11,699,047
TETRA Technologies, Inc. (a)	268,000	3,090,040
		59,001,640
Oil, Gas & Consumable Fuels - 2.6%
Alpha Natural Resources, Inc. (a)	239,766	810,409
Athlon Energy, Inc.	66,700	2,898,782
Bonanza Creek Energy, Inc. (a)	70,600	3,785,572
Cabot Oil & Gas Corp.	85,462	3,097,143
Cameco Corp.	66,989	1,339,409
Carrizo Oil & Gas, Inc. (a)	156,332	8,982,837
Cimarex Energy Co.	112,725	14,556,179
Cloud Peak Energy, Inc. (a)	129,788	2,397,184
Comstock Resources, Inc.	91,050	2,475,650
CONSOL Energy, Inc.	81,803	3,613,239
Delek U.S. Holdings, Inc.	254,354	7,902,779
Energen Corp.	48,543	4,144,601
GasLog Ltd.	209,425	4,890,074
Gulfport Energy Corp. (a)	279,970	17,226,554
Oasis Petroleum, Inc. (a)	88,280	4,369,860
PBF Energy, Inc. Class A	320,450	10,225,560
Peabody Energy Corp.	216,360	3,496,378
Pioneer Natural Resources Co.	69,390	14,583,002
Range Resources Corp.	70,641	6,566,081
Resolute Energy Corp. (a)	165,241	1,374,805
Rice Energy, Inc.	100,137	3,177,347
Rosetta Resources, Inc. (a)	26,885	1,267,090
StealthGas, Inc. (a)	129,047	1,354,994
Synergy Resources Corp. (a)	35,973	422,323
Tsakos Energy Navigation Ltd.	487,050	3,497,019
Ultra Petroleum Corp. (a)	139,313	3,764,237
Whiting Petroleum Corp. (a)	122,046	8,769,005
		140,988,113
TOTAL ENERGY		199,989,753
FINANCIALS - 8.7%
Banks - 2.6%
BankUnited, Inc.	114,070	3,711,838
CIT Group, Inc.	383,436	17,055,233
City National Corp.	26,000	1,848,340
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Comerica, Inc.	351,070	$ 16,840,828
East West Bancorp, Inc.	89,732	3,004,227
First Niagara Financial Group, Inc.	288,250	2,481,833
First Republic Bank	13,106	666,571
FirstMerit Corp.	58,091	1,084,559
Hancock Holding Co.	93,734	3,166,335
Hanmi Financial Corp.	89,449	1,906,158
Home Bancshares, Inc.	96,921	2,957,060
Huntington Bancshares, Inc.	1,814,825	16,823,428
Investors Bancorp, Inc.	815,311	8,805,359
KeyCorp	685,531	9,384,919
National Bank Holdings Corp.	114,363	2,238,084
PacWest Bancorp	70,201	2,837,524
Prosperity Bancshares, Inc.	110,201	6,405,984
SVB Financial Group (a)	63,345	6,679,730
Synovus Financial Corp.	62,697	1,445,793
TCF Financial Corp.	195,000	3,098,550
Texas Capital Bancshares, Inc. (a)	49,540	2,536,448
UMB Financial Corp.	55,661	3,072,487
Umpqua Holdings Corp.	314,466	5,210,702
United Community Banks, Inc., Georgia	267,600	4,104,984
Webster Financial Corp.	478,600	14,319,712
		141,686,686
Capital Markets - 1.1%
Affiliated Managers Group, Inc. (a)	16,239	3,062,675
American Capital Ltd. (a)	876,760	12,940,978
Ares Capital Corp.	87,817	1,513,965
Eaton Vance Corp. (non-vtg.)	210,050	7,803,358
Financial Engines, Inc.	60,500	2,462,350
Greenhill & Co., Inc.	44,488	2,211,943
Janus Capital Group, Inc.	257,742	3,010,427
LPL Financial	68,507	3,212,978
New Mountain Finance Corp.	125,698	1,787,426
Raymond James Financial, Inc.	288,425	13,959,770
SEI Investments Co.	106,658	3,512,248
Stifel Financial Corp. (a)	96,210	4,348,692
Waddell & Reed Financial, Inc. Class A	37,000	2,234,060
		62,060,870
Consumer Finance - 0.3%
Ally Financial, Inc. (a)	98,660	2,324,430
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	155,850	$ 9,215,411
Portfolio Recovery Associates, Inc. (a)	112,025	6,249,875
		17,789,716
Diversified Financial Services - 0.3%
MarketAxess Holdings, Inc.	46,172	2,463,276
Voya Financial, Inc.	317,450	11,364,710
		13,827,986
Insurance - 1.8%
Allied World Assurance Co. Holdings Ltd.	478,029	17,926,088
American Equity Investment Life Holding Co.	143,044	3,221,351
Amtrust Financial Services, Inc.	53,187	2,271,085
CNO Financial Group, Inc.	735,560	11,864,583
Everest Re Group Ltd.	19,670	3,147,593
Fidelity National Financial, Inc. Class A	252,250	8,410,015
Genworth Financial, Inc. Class A (a)	436,725	7,419,958
HCC Insurance Holdings, Inc.	216,675	10,179,392
Lincoln National Corp.	136,850	6,563,326
Platinum Underwriters Holdings Ltd.	29,962	1,922,062
Protective Life Corp.	93,558	4,893,083
Reinsurance Group of America, Inc.	27,137	2,121,028
Validus Holdings Ltd.	56,075	2,093,280
White Mountains Insurance Group Ltd.	22,726	13,420,158
		95,453,002
Real Estate Investment Trusts - 2.1%
BioMed Realty Trust, Inc.	659,450	14,310,065
Brandywine Realty Trust (SBI)	530,175	8,111,678
Campus Crest Communities, Inc.	174,322	1,546,236
CBL & Associates Properties, Inc.	429,675	8,086,484
Chesapeake Lodging Trust	85,244	2,486,567
Corrections Corp. of America	107,206	3,487,411
Cousins Properties, Inc.	133,453	1,601,436
DuPont Fabros Technology, Inc.	367,275	9,391,222
Gaming & Leisure Properties	89,615	3,007,479
Glimcher Realty Trust	176,431	1,944,270
iStar Financial, Inc. (a)	409,160	5,908,270
Kite Realty Group Trust	272,647	1,693,138
Liberty Property Trust (SBI)	355,825	13,773,986
Medical Properties Trust, Inc.	142,393	1,925,153
Plum Creek Timber Co., Inc.	204,118	9,205,722
Rayonier, Inc.	193,180	9,195,368
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ryman Hospitality Properties, Inc.	300,350	$ 13,855,146
Strategic Hotel & Resorts, Inc. (a)	577,350	6,293,115
		115,822,746
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	419,078	15,887,247
CBRE Group, Inc. (a)	318,050	9,490,612
		25,377,859
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	35,645	1,250,070
Walker & Dunlop, Inc. (a)	85,586	1,264,961
		2,515,031
TOTAL FINANCIALS		474,533,896
HEALTH CARE - 4.4%
Biotechnology - 0.6%
Acorda Therapeutics, Inc. (a)	61,017	2,006,239
Alnylam Pharmaceuticals, Inc. (a)	39,642	2,350,374
Cepheid, Inc. (a)	51,796	2,333,410
Cubist Pharmaceuticals, Inc.	47,223	3,145,052
Exact Sciences Corp. (a)	208,826	2,814,974
Incyte Corp. (a)	70,465	3,491,541
InterMune, Inc. (a)	114,703	4,544,533
KYTHERA Biopharmaceuticals, Inc. (a)	63,493	2,125,111
Ligand Pharmaceuticals, Inc. Class B (a)	76,700	5,116,657
MiMedx Group, Inc. (a)	170,363	931,886
NPS Pharmaceuticals, Inc. (a)	87,115	2,711,890
Seattle Genetics, Inc. (a)	76,258	2,544,729
		34,116,396
Health Care Equipment & Supplies - 1.4%
Accuray, Inc. (a)	98,640	870,005
Alere, Inc. (a)	56,006	2,003,335
Align Technology, Inc. (a)	38,349	2,094,239
Analogic Corp.	36,927	2,522,853
Anika Therapeutics, Inc. (a)	65,875	3,084,926
Cardiovascular Systems, Inc. (a)	84,113	2,359,370
CONMED Corp.	4,831	216,912
Cyberonics, Inc. (a)	52,282	3,178,746
DexCom, Inc. (a)	61,898	2,089,676
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Endologix, Inc. (a)	144,330	$ 1,884,950
Genmark Diagnostics, Inc. (a)	163,585	1,801,071
Globus Medical, Inc. (a)	101,121	2,445,106
Hologic, Inc. (a)	301,041	7,357,442
ICU Medical, Inc. (a)	21,288	1,278,770
IDEXX Laboratories, Inc. (a)	21,745	2,793,798
Insulet Corp. (a)	81,699	2,992,634
Masimo Corp. (a)	89,545	2,206,389
Novadaq Technologies, Inc. (a)	884	12,880
Novadaq Technologies, Inc. (a)	63,894	930,936
NuVasive, Inc. (a)	239,809	7,995,232
Sirona Dental Systems, Inc. (a)	73,135	5,501,215
Steris Corp.	73,515	3,934,523
Symmetry Medical, Inc. (a)	108,335	955,515
TearLab Corp. (a)	322,518	1,609,365
The Cooper Companies, Inc.	34,635	4,468,608
Thoratec Corp. (a)	71,444	2,366,225
Uroplasty, Inc. (a)	191,757	558,013
West Pharmaceutical Services, Inc.	118,732	4,997,430
		74,510,164
Health Care Providers & Services - 1.3%
Air Methods Corp. (a)	54,818	2,642,228
AMN Healthcare Services, Inc. (a)	167,500	1,876,000
Brookdale Senior Living, Inc. (a)	64,764	2,154,051
Capital Senior Living Corp. (a)	132,324	3,141,372
Centene Corp. (a)	117,971	8,791,199
Chemed Corp.	59,652	5,254,148
Community Health Systems, Inc. (a)	82,162	3,431,907
Community Health Systems, Inc. rights 1/27/16 (a)	217,797	16,335
ExamWorks Group, Inc. (a)	170,136	5,039,428
HealthSouth Corp.	179,364	6,299,264
Healthways, Inc. (a)	176,431	3,039,906
Kindred Healthcare, Inc.	213,350	5,295,347
MEDNAX, Inc. (a)	114,271	6,585,438
Premier, Inc.	75,800	2,246,712
Select Medical Holdings Corp.	239,935	3,635,015
Universal Health Services, Inc. Class B	97,760	8,756,363
VCA Antech, Inc. (a)	115,907	3,900,271
		72,104,984
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	187,100	$ 2,757,854
HealthStream, Inc. (a)	132,895	3,419,388
HMS Holdings Corp. (a)	64,259	1,208,069
		7,385,311
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (a)	212,900	1,758,554
Cambrex Corp. (a)	50,219	1,079,206
Charles River Laboratories International, Inc. (a)	82,640	4,427,851
ICON PLC (a)	21,628	914,216
PAREXEL International Corp. (a)	68,927	3,477,367
PerkinElmer, Inc.	122,836	5,523,935
Techne Corp.	37,108	3,257,711
Waters Corp. (a)	19,974	2,000,596
		22,439,436
Pharmaceuticals - 0.5%
ANI Pharmaceuticals, Inc. (a)	13,062	416,025
Aratana Therapeutics, Inc.	70,265	987,926
Jazz Pharmaceuticals PLC (a)	55,421	7,862,023
Mallinckrodt PLC (a)	94,715	7,365,038
MediWound Ltd. (a)	41,626	494,517
Salix Pharmaceuticals Ltd. (a)	78,610	8,967,829
TherapeuticsMD, Inc. (a)	352,690	1,431,921
		27,525,279
TOTAL HEALTH CARE		238,081,570
INDUSTRIALS - 7.3%
Aerospace & Defense - 1.0%
AeroVironment, Inc. (a)	22,220	713,706
Alliant Techsystems, Inc.	52,075	6,576,552
HEICO Corp. Class A	103,498	4,181,319
Hexcel Corp. (a)	191,800	7,873,390
Huntington Ingalls Industries, Inc.	39,135	3,906,847
KEYW Holding Corp. (a)	62,800	665,680
L-3 Communications Holdings, Inc.	16,375	1,984,159
Spirit AeroSystems Holdings, Inc. Class A (a)	132,000	4,283,400
Teledyne Technologies, Inc. (a)	108,821	10,312,966
Textron, Inc.	103,700	4,067,114
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc.	26,920	$ 5,080,073
Triumph Group, Inc.	47,050	3,260,565
		52,905,771
Air Freight & Logistics - 0.1%
Echo Global Logistics, Inc. (a)	63,403	1,176,760
Forward Air Corp.	77,181	3,462,340
		4,639,100
Airlines - 0.2%
Allegiant Travel Co.	16,258	1,869,670
JetBlue Airways Corp. (a)	490,050	4,733,883
Spirit Airlines, Inc. (a)	53,400	3,154,338
		9,757,891
Building Products - 0.4%
A.O. Smith Corp.	160,082	7,904,849
Owens Corning	393,690	16,145,227
		24,050,076
Commercial Services & Supplies - 0.9%
ABM Industries, Inc.	236,475	6,448,673
Clean Harbors, Inc. (a)	132,450	8,094,020
Covanta Holding Corp.	195,900	3,739,731
Healthcare Services Group, Inc.	84,403	2,511,833
Performant Financial Corp. (a)	168,065	1,594,937
Pitney Bowes, Inc.	412,810	11,405,940
R.R. Donnelley & Sons Co.	283,600	4,492,224
Steelcase, Inc. Class A	200,401	3,284,572
Team, Inc. (a)	56,858	2,383,487
Tetra Tech, Inc.	214,115	5,697,600
		49,653,017
Construction & Engineering - 0.1%
KBR, Inc.	128,900	3,130,981
MasTec, Inc. (a)	96,670	3,480,120
		6,611,101
Electrical Equipment - 0.9%
Acuity Brands, Inc.	33,060	4,149,361
AZZ, Inc.	42,339	1,884,509
Encore Wire Corp.	165,019	8,019,923
EnerSys	37,770	2,607,641
Generac Holdings, Inc.	244,850	11,919,298
GrafTech International Ltd. (a)	686,048	7,169,202
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Polypore International, Inc. (a)	48,393	$ 2,151,069
Regal-Beloit Corp.	81,401	6,213,338
Sensata Technologies Holding BV (a)	52,788	2,264,077
		46,378,418
Machinery - 2.0%
Actuant Corp. Class A	58,476	2,077,652
AGCO Corp.	40,011	2,158,994
Allison Transmission Holdings, Inc.	420,941	13,036,543
Altra Industrial Motion Corp.	48,918	1,672,506
Chart Industries, Inc. (a)	14,180	1,019,400
CLARCOR, Inc.	19,285	1,128,751
Crane Co.	50,836	3,767,456
ESCO Technologies, Inc.	28,900	971,618
Flowserve Corp.	21,354	1,574,644
Greenbrier Companies, Inc. (a)	94,125	5,223,938
IDEX Corp.	45,901	3,519,689
ITT Corp.	351,959	15,373,569
Joy Global, Inc.	39,077	2,233,251
Lincoln Electric Holdings, Inc.	63,043	4,141,295
Manitowoc Co., Inc.	81,200	2,196,460
Meritor, Inc. (a)	155,200	2,143,312
Middleby Corp. (a)	19,769	4,721,233
Nordson Corp.	16,465	1,342,556
Oshkosh Truck Corp.	281,680	15,224,804
Proto Labs, Inc. (a)	33,620	2,218,248
Rexnord Corp. (a)	71,957	1,839,940
TriMas Corp. (a)	56,686	1,990,245
Trinity Industries, Inc.	40,655	3,517,877
Twin Disc, Inc.	61,845	2,006,870
WABCO Holdings, Inc. (a)	57,479	6,137,033
Wabtec Corp.	98,552	7,759,984
Woodward, Inc.	35,846	1,602,316
		110,600,184
Marine - 0.3%
Danaos Corp. (a)	125,433	746,326
Diana Shipping, Inc. (a)	423,338	4,614,384
Kirby Corp. (a)	41,661	4,605,624
Navios Maritime Holdings, Inc.	366,019	3,312,472
Safe Bulkers, Inc.	399,425	3,235,343
		16,514,149
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.3%
Advisory Board Co. (a)	54,530	$ 2,638,707
FTI Consulting, Inc. (a)	45,700	1,474,739
Huron Consulting Group, Inc. (a)	67,556	4,585,701
Korn/Ferry International (a)	128,475	3,901,786
Manpower, Inc.	47,750	3,914,545
Paylocity Holding Corp. (a)	39,181	762,854
WageWorks, Inc. (a)	31,902	1,291,393
		18,569,725
Road & Rail - 0.7%
AMERCO	34,268	9,461,395
ArcBest Corp.	145,025	6,202,719
Knight Transportation, Inc.	154,948	3,776,083
Old Dominion Freight Lines, Inc. (a)	54,858	3,508,718
Ryder System, Inc.	38,500	3,341,415
Swift Transporation Co. (a)	362,071	8,964,878
		35,255,208
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	18,558	765,703
GATX Corp.	123,480	8,131,158
MSC Industrial Direct Co., Inc. Class A	19,135	1,759,846
United Rentals, Inc. (a)	34,564	3,492,692
Watsco, Inc.	36,219	3,644,718
WESCO International, Inc. (a)	42,287	3,612,156
		21,406,273
TOTAL INDUSTRIALS		396,340,913
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 1.1%
Arris Group, Inc. (a)	325,832	10,788,298
Aruba Networks, Inc. (a)	97,110	1,797,992
Aviat Networks, Inc. (a)	177,400	188,044
Brocade Communications Systems, Inc.	198,100	1,806,672
Calix Networks, Inc. (a)	119,156	972,313
Ceragon Networks Ltd. (a)	125,200	290,464
Ciena Corp. (a)	137,100	2,659,740
CommScope Holding Co., Inc.	212,525	5,619,161
F5 Networks, Inc. (a)	89,765	9,743,991
Finisar Corp. (a)	661,590	15,712,763
Infinera Corp. (a)	275,100	2,503,410
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Palo Alto Networks, Inc. (a)	10,361	$ 776,143
Riverbed Technology, Inc. (a)	83,703	1,700,845
Sierra Wireless, Inc. (a)	98,900	1,857,342
Ubiquiti Networks, Inc. (a)	63,459	2,218,527
		58,635,705
Electronic Equipment & Components - 1.3%
Cognex Corp. (a)	184,175	6,630,300
CTS Corp.	99,645	1,744,784
Dolby Laboratories, Inc. Class A (a)	45,400	1,885,916
FLIR Systems, Inc.	112,405	3,924,059
II-VI, Inc. (a)	110,600	1,488,676
InvenSense, Inc. (a)	272,368	5,256,702
IPG Photonics Corp. (a)	155,685	9,823,724
Itron, Inc. (a)	50,600	1,945,570
Jabil Circuit, Inc.	61,200	1,151,784
Littelfuse, Inc.	91,848	8,051,396
Maxwell Technologies, Inc. (a)	29,800	517,328
Mercury Systems, Inc. (a)	108,300	1,269,276
National Instruments Corp.	89,864	2,573,705
Orbotech Ltd. (a)	95,286	1,468,357
OSI Systems, Inc. (a)	26,420	1,504,619
Plexus Corp. (a)	34,843	1,455,044
SYNNEX Corp. (a)	97,416	6,440,172
Tech Data Corp. (a)	146,393	8,711,847
Trimble Navigation Ltd. (a)	107,741	3,886,218
Universal Display Corp. (a)	54,625	1,428,990
		71,158,467
Internet Software & Services - 1.4%
AOL, Inc. (a)	101,400	3,678,792
Bankrate, Inc. (a)	91,300	1,383,195
Benefitfocus, Inc.	31,114	1,152,463
Borderfree, Inc. (a)	91,580	1,366,374
ChannelAdvisor Corp. (a)	75,667	1,569,334
Constant Contact, Inc. (a)	190,875	5,638,448
Conversant, Inc. (a)	156,402	3,687,959
CoStar Group, Inc. (a)	50,075	7,939,391
Cvent, Inc.	83,710	2,094,424
DealerTrack Holdings, Inc. (a)	132,137	5,247,160
Demandware, Inc. (a)	45,434	2,766,476
Digital River, Inc. (a)	174,500	2,746,630
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
E2open, Inc. (a)	126,211	$ 2,218,789
GrubHub, Inc.	66,628	2,270,682
LinkedIn Corp. (a)	12,993	2,080,049
LogMeIn, Inc. (a)	134,500	5,725,665
Millennial Media, Inc. (a)	351,042	1,411,189
OpenTable, Inc. (a)	40,553	2,747,466
Pandora Media, Inc. (a)	77,009	1,889,031
SciQuest, Inc. (a)	234,651	3,972,641
Shutterstock, Inc. (a)	38,269	2,489,016
Web.com Group, Inc. (a)	237,900	8,193,276
Xoom Corp. (a)	143,964	3,196,001
Yelp, Inc. (a)	41,245	2,728,357
		78,192,808
IT Services - 0.6%
Convergys Corp.	74,400	1,623,408
CoreLogic, Inc. (a)	136,800	3,902,904
DST Systems, Inc.	21,400	1,950,610
EPAM Systems, Inc. (a)	82,056	3,452,096
Euronet Worldwide, Inc. (a)	187,853	8,855,390
Gartner, Inc. Class A (a)	11,343	806,374
iGATE Corp. (a)	79,317	2,765,784
MoneyGram International, Inc. (a)	125,700	1,656,726
Teradata Corp. (a)	30,533	1,282,081
VeriFone Systems, Inc. (a)	57,720	1,893,793
WEX, Inc. (a)	22,400	2,156,896
		30,346,062
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Energy Industries, Inc. (a)	187,250	3,664,483
Ceva, Inc. (a)	57,000	892,050
First Solar, Inc. (a)	83,415	5,153,379
FormFactor, Inc. (a)	208,000	1,510,080
Freescale Semiconductor, Inc. (a)	117,150	2,599,559
GT Advanced Technologies, Inc. (a)	597,400	10,072,164
Lam Research Corp.	61,570	3,819,803
MagnaChip Semiconductor Corp. (a)	64,336	799,053
Mellanox Technologies Ltd. (a)	113,000	3,568,540
Microsemi Corp. (a)	176,336	4,290,255
MKS Instruments, Inc.	77,018	2,221,969
ON Semiconductor Corp. (a)	951,125	8,265,276
Power Integrations, Inc.	68,612	3,450,497
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Rambus, Inc. (a)	289,200	$ 3,499,320
Rubicon Technology, Inc. (a)	199,576	1,694,400
Silicon Laboratories, Inc. (a)	110,160	4,970,419
Skyworks Solutions, Inc.	110,938	4,804,725
Spansion, Inc. Class A (a)	130,000	2,476,500
Teradyne, Inc.	316,913	5,641,051
Ultratech, Inc. (a)	174,311	4,424,013
Veeco Instruments, Inc. (a)	21,300	709,716
		78,527,252
Software - 2.3%
Advent Software, Inc.	15,081	456,351
ANSYS, Inc. (a)	41,721	3,064,407
Aspen Technology, Inc. (a)	93,916	4,037,449
BroadSoft, Inc. (a)	52,685	1,136,415
Cadence Design Systems, Inc. (a)	365,709	6,103,683
CommVault Systems, Inc. (a)	94,018	4,599,361
Comverse, Inc. (a)	83,770	2,073,308
Concur Technologies, Inc. (a)	40,654	3,470,632
Covisint Corp.	94,000	475,640
Electronic Arts, Inc. (a)	59,725	2,098,139
Fleetmatics Group PLC (a)	96,217	2,742,185
Gigamon, Inc. (a)	59,400	1,010,394
Infoblox, Inc. (a)	88,101	1,141,789
Informatica Corp. (a)	100,039	3,660,427
Interactive Intelligence Group, Inc. (a)	57,154	2,897,136
Manhattan Associates, Inc. (a)	265,025	8,602,712
Mentor Graphics Corp.	148,561	3,148,008
MICROS Systems, Inc. (a)	54,107	2,890,396
MicroStrategy, Inc. Class A (a)	24,242	3,421,031
Model N, Inc. (a)	223,447	2,471,324
NetScout Systems, Inc. (a)	92,351	3,589,683
Nuance Communications, Inc. (a)	202,768	3,281,800
Parametric Technology Corp. (a)	110,575	4,069,160
PROS Holdings, Inc. (a)	68,001	1,564,023
Qlik Technologies, Inc. (a)	224,299	4,869,531
Qualys, Inc. (a)	90,758	2,145,519
Rovi Corp. (a)	215,350	5,205,010
SeaChange International, Inc. (a)	205,517	1,968,853
ServiceNow, Inc. (a)	45,815	2,396,583
SolarWinds, Inc. (a)	141,157	5,517,827
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Splunk, Inc. (a)	13,809	$ 578,045
SS&C Technologies Holdings, Inc. (a)	50,242	2,142,821
Synchronoss Technologies, Inc. (a)	46,289	1,469,676
Tableau Software, Inc.	14,590	846,804
TIBCO Software, Inc. (a)	187,231	4,027,339
TiVo, Inc. (a)	575,400	6,847,260
Ultimate Software Group, Inc. (a)	54,833	6,970,919
Varonis Systems, Inc.	28,589	700,145
Verint Systems, Inc. (a)	108,092	5,007,902
Workday, Inc. Class A (a)	12,857	1,007,603
		123,707,290
Technology Hardware, Storage & Peripherals - 0.3%
Cray, Inc. (a)	124,156	3,481,334
Electronics for Imaging, Inc. (a)	65,719	2,674,106
Logitech International SA (Reg.)	267,375	3,508,270
NCR Corp. (a)	130,864	4,274,018
Quantum Corp. (a)	375,200	427,728
Stratasys Ltd. (a)	23,402	2,176,854
		16,542,310
TOTAL INFORMATION TECHNOLOGY		457,109,894
MATERIALS - 2.8%
Chemicals - 1.2%
Chemtura Corp. (a)	231,450	5,781,621
Cytec Industries, Inc.	82,900	8,236,115
Ferro Corp. (a)	111,710	1,429,888
Huntsman Corp.	370,550	9,889,980
Innospec, Inc.	18,591	783,982
Intrepid Potash, Inc. (a)	582,590	9,443,784
Koppers Holdings, Inc.	52,105	1,893,496
LSB Industries, Inc. (a)	252,359	9,630,019
Marrone Bio Innovations, Inc.	45,079	490,009
Methanex Corp.	59,306	3,402,041
PolyOne Corp.	109,772	4,405,150
Quaker Chemical Corp.	45,589	3,374,954
Rockwood Holdings, Inc.	60,962	4,655,668
Tronox Ltd. Class A	83,522	2,219,180
		65,635,887
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.1%
Eagle Materials, Inc.	31,726	$ 2,759,210
Martin Marietta Materials, Inc.	27,446	3,370,369
		6,129,579
Containers & Packaging - 0.4%
Avery Dennison Corp.	82,500	4,182,750
Berry Plastics Group, Inc. (a)	195,773	4,622,201
Crown Holdings, Inc. (a)	88,300	4,313,455
Graphic Packaging Holding Co. (a)	431,875	4,746,306
Rock-Tenn Co. Class A	33,217	3,355,914
Sealed Air Corp.	75,320	2,480,288
		23,700,914
Metals & Mining - 1.0%
Allegheny Technologies, Inc.	530,510	21,788,046
Carpenter Technology Corp.	48,857	3,053,074
Century Aluminum Co. (a)	596,805	8,146,388
Cliffs Natural Resources, Inc.	67,600	1,059,968
Globe Specialty Metals, Inc.	133,097	2,660,609
Horsehead Holding Corp. (a)	138,756	2,300,574
Iluka Resources Ltd.	378,068	3,061,086
Molycorp, Inc. (a)	423,586	1,173,333
Schnitzer Steel Industries, Inc. Class A	157,668	3,929,087
Steel Dynamics, Inc.	134,600	2,324,542
Stillwater Mining Co. (a)	277,200	4,659,732
Walter Energy, Inc.	138,644	676,583
		54,833,022
Paper & Forest Products - 0.1%
P.H. Glatfelter Co.	110,064	2,896,884
TOTAL MATERIALS		153,196,286
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	327,425	14,292,101
VocalTec Communications Ltd. (a)	96,825	1,410,740
		15,702,841
Wireless Telecommunication Services - 0.1%
SBA Communications Corp. Class A (a)	59,132	6,001,898
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telephone & Data Systems, Inc.	39,500	$ 1,094,545
U.S. Cellular Corp.	25,900	1,112,405
		8,208,848
TOTAL TELECOMMUNICATION SERVICES		23,911,689
UTILITIES - 0.9%
Electric Utilities - 0.2%
Allete, Inc.	17,957	891,924
Great Plains Energy, Inc.	83,479	2,124,541
ITC Holdings Corp.	104,176	3,812,842
Portland General Electric Co.	60,027	1,985,093
UIL Holdings Corp.	37,931	1,402,309
		10,216,709
Gas Utilities - 0.2%
Atmos Energy Corp.	239,640	12,005,964
Southwest Gas Corp.	27,944	1,463,148
		13,469,112
Independent Power and Renewabl - 0.1%
Ormat Technologies, Inc.	90,100	2,683,178
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (a)	98,700	3,326,190
NRG Energy, Inc.	62,030	2,210,749
		5,536,939
Multi-Utilities - 0.3%
Ameren Corp.	288,150	11,338,703
CMS Energy Corp.	105,775	3,146,806
		14,485,509
TOTAL UTILITIES		46,391,447
TOTAL COMMON STOCKS (Cost $2,046,931,257)		2,433,083,269
Equity Funds - 48.5%
	Shares	Value
Mid-Cap Blend Funds - 10.9%
FMI Common Stock Fund	7,088,957	$ 209,195,117
Spartan Extended Market Index Fund Investor Class (c)	7,170,059	383,024,529
TOTAL MID-CAP BLEND FUNDS		592,219,646
Mid-Cap Growth Funds - 9.8%
Champlain Mid Cap Fund	3,365,257	49,839,453
Columbia Acorn Fund Class R5 Shares	6,606,289	246,216,400
Meridian Growth Fund Legacy Class	6,556,678	236,040,391
TOTAL MID-CAP GROWTH FUNDS		532,096,244
Sector Funds - 0.8%
Hennessy Small Cap Financial Fund Investor Class Shares	1,853,524	44,058,262
Small Blend Funds - 13.0%
Dreyfus Advantage Funds, Inc.	5,706,655	197,164,942
Goldman Sachs Small Capital Value Fund Institutional Class	3,763,633	213,924,898
T. Rowe Price Small-Cap Value Fund Advisor Class	1,821,647	89,843,651
Vulcan Value Partners Small Capital Fund	10,826,280	204,616,694
TOTAL SMALL BLEND FUNDS		705,550,185
Small Growth Funds - 9.6%
Artisan Small Cap Fund Investor Shares (a)	5,090,986	133,943,853
ASTON/TAMRO Small Cap Fund Class N	6,454,500	136,448,137
Champlain Small Company Fund Advisor Class	15,609,547	251,313,699
TOTAL SMALL GROWTH FUNDS		521,705,689
Small Value Funds - 4.4%
Fidelity Small Cap Value Fund (c)	4,335,413	86,708,265
iShares Russell 2000 Value Index ETF	325,200	32,152,524
Royce Opportunity Fund Investment Class	7,934,508	122,270,773
TOTAL SMALL VALUE FUNDS		241,131,562
TOTAL EQUITY FUNDS (Cost $2,362,771,998)		2,636,761,588
Money Market Funds - 6.3%
	Shares	Value
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $343,761,754)	343,761,754	$ 343,761,754
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $4,753,465,009)		5,413,606,611
NET OTHER ASSETS (LIABILITIES) - 0.4%		20,306,150
NET ASSETS - 100%		$ 5,433,912,761
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2,088 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2014	$ 287,475,840	$ 2,030,108

The face value of futures purchased as a percentage of net assets is 5.3%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Small Cap Value Fund	$ 36,033,900	$ 50,000,000	$ -	$ -	$ 86,708,265
Spartan Extended Market Index Fund Investor Class	390,095,198	5,898,347	-	783,154	383,024,529
Total	$ 426,129,098	$ 55,898,347	$ -	$ 783,154	$ 469,732,794
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $4,757,978,916. Net unrealized appreciation aggregated $655,627,695, of which $761,710,911 related to appreciated investment securities and $106,083,216 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Small-Mid Cap Multi-Manager Fund

May 31, 2014

1.933026.102

AMM-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 2.1%
Autoliv, Inc.	566	$ 59,996
Cooper Tire & Rubber Co.	1,904	52,988
Dana Holding Corp.	6,323	139,991
Dorman Products, Inc. (a)	1,420	75,445
Drew Industries, Inc.	1,550	75,206
Gentex Corp.	6,625	191,595
Remy International, Inc.	400	9,516
Stoneridge, Inc. (a)	3,350	32,194
Tenneco, Inc. (a)	1,431	91,226
The Goodyear Tire & Rubber Co.	3,750	98,888
Tower International, Inc. (a)	2,850	87,324
Visteon Corp. (a)	2,470	225,116
		1,139,485
Distributors - 0.1%
Pool Corp.	1,388	80,129
Diversified Consumer Services - 1.1%
Bright Horizons Family Solutions, Inc. (a)	1,430	55,741
Capella Education Co.	1,270	72,695
Grand Canyon Education, Inc. (a)	1,900	83,695
H&R Block, Inc.	6,067	180,675
LifeLock, Inc. (a)	7,696	86,349
Nord Anglia Education, Inc. (a)	2,156	38,808
Sotheby's Class A (Ltd. vtg.)	1,450	57,246
		575,209
Hotels, Restaurants & Leisure - 2.9%
Arcos Dorados Holdings, Inc. Class A	4,341	38,635
BJ's Restaurants, Inc. (a)	1,127	35,602
Choice Hotels International, Inc.	1,328	59,773
Chuy's Holdings, Inc. (a)	712	23,261
Domino's Pizza, Inc.	1,514	109,689
Dunkin' Brands Group, Inc.	682	30,526
Hyatt Hotels Corp. Class A (a)	4,210	257,484
Jack in the Box, Inc.	2,425	139,995
MGM Mirage, Inc. (a)	5,125	131,969
Multimedia Games Holding Co., Inc. (a)	2,720	78,200
Noodles & Co.	702	23,342
Norwegian Cruise Line Holdings Ltd. (a)	892	30,105
Orient Express Hotels Ltd. Class A (a)	4,590	60,359
Pinnacle Entertainment, Inc. (a)	3,906	96,400
Royal Caribbean Cruises Ltd.	3,185	176,099
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sonic Corp. (a)	4,490	$ 93,392
The Cheesecake Factory, Inc.	1,593	73,071
Wendy's Co.	14,875	121,975
Zoe's Kitchen, Inc.	752	22,034
		1,601,911
Household Durables - 1.0%
D.R. Horton, Inc.	4,750	112,480
Ethan Allen Interiors, Inc.	1,967	46,106
Garmin Ltd.	850	50,074
Harman International Industries, Inc.	1,090	114,483
M.D.C. Holdings, Inc.	4,320	123,595
Standard Pacific Corp. (a)	9,595	77,048
		523,786
Internet & Catalog Retail - 0.8%
HomeAway, Inc. (a)	4,494	138,415
MakeMyTrip Ltd. (a)	1,585	40,592
Orbitz Worldwide, Inc. (a)	10,300	76,529
RetailMeNot, Inc.	1,404	35,802
Shutterfly, Inc. (a)	3,205	131,854
TripAdvisor, Inc. (a)	431	41,880
		465,072
Leisure Products - 0.3%
Brunswick Corp.	3,468	149,471
Media - 2.3%
Cumulus Media, Inc. Class A (a)	6,450	40,764
DHX Media Ltd.	1,226	6,298
Entravision Communication Corp. Class A	6,275	33,634
Gannett Co., Inc.	5,800	161,182
Gray Television, Inc. (a)	4,250	48,620
IMAX Corp. (a)	2,720	71,346
Live Nation Entertainment, Inc. (a)	822	19,498
News Corp. Class A (a)	14,570	248,564
Sinclair Broadcast Group, Inc. Class A	7,430	219,779
Starz - Liberty Capital Series A (a)	2,425	74,205
The New York Times Co. Class A	2,575	38,265
Tribune Co. Class A (a)	3,930	311,256
		1,273,411
Multiline Retail - 0.0%
Burlington Stores, Inc.	822	23,361
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.6%
Cabela's, Inc. Class A (a)	750	$ 45,923
Citi Trends, Inc. (a)	2,356	47,497
CST Brands, Inc.	6,240	206,357
DSW, Inc. Class A	2,208	55,310
Express, Inc. (a)	6,441	81,221
Five Below, Inc. (a)	1,163	42,101
Group 1 Automotive, Inc.	1,041	83,801
Lithia Motors, Inc. Class A (sub. vtg.)	1,833	143,762
Monro Muffler Brake, Inc.	1,397	75,452
New York & Co., Inc. (a)	2,400	9,504
Office Depot, Inc. (a)	24,009	122,926
Outerwall, Inc. (a)	1,045	73,913
Pier 1 Imports, Inc.	4,748	83,612
Restoration Hardware Holdings, Inc. (a)	1,120	74,458
Select Comfort Corp. (a)	1,150	21,321
Tile Shop Holdings, Inc. (a)	2,366	35,301
Urban Outfitters, Inc. (a)	365	12,235
Vitamin Shoppe, Inc. (a)	2,587	111,189
Williams-Sonoma, Inc.	1,330	89,004
		1,414,887
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (a)	700	10,451
Deckers Outdoor Corp. (a)	1,074	83,009
Fossil Group, Inc. (a)	431	45,152
G-III Apparel Group Ltd. (a)	1,135	83,218
Hanesbrands, Inc.	1,320	111,976
Movado Group, Inc.	1,764	67,544
PVH Corp.	605	79,636
Steven Madden Ltd. (a)	2,530	80,606
		561,592
TOTAL CONSUMER DISCRETIONARY		7,808,314
CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 0.9%
Brasil Pharma SA	9,826	16,448
Brasil Pharma SA rights 6/6/14 (a)	4,035	18
Fairway Group Holdings Corp. (a)	3,710	22,854
Fresh Market, Inc. (a)	1,270	38,926
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp. (a)	20,325	$ 169,917
Susser Holdings Corp. (a)	3,410	270,447
		518,610
Food Products - 1.1%
Annie's, Inc. (a)	2,536	82,978
B&G Foods, Inc. Class A	2,185	74,858
Darling International, Inc. (a)	4,090	81,759
Flowers Foods, Inc.	491	10,237
Keurig Green Mountain, Inc.	251	28,308
Lancaster Colony Corp.	991	88,486
Pilgrims Pride Corp. (a)	1,675	42,612
The Hain Celestial Group, Inc. (a)	1,130	102,514
WhiteWave Foods Co. (a)	2,600	81,874
		593,626
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	1,898	147,797
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	700	18,991
Inter Parfums, Inc.	1,420	42,415
		61,406
TOTAL CONSUMER STAPLES		1,321,439
ENERGY - 7.3%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (a)	2,709	133,689
Dresser-Rand Group, Inc. (a)	1,616	98,899
Dril-Quip, Inc. (a)	873	89,238
Frank's International NV	1,725	41,124
Geospace Technologies Corp. (a)	975	49,452
Helix Energy Solutions Group, Inc. (a)	2,550	59,619
Hercules Offshore, Inc. (a)	14,866	67,492
Hornbeck Offshore Services, Inc. (a)	1,866	84,418
ION Geophysical Corp. (a)	7,350	30,650
McDermott International, Inc. (a)	3,000	21,780
Oceaneering International, Inc.	1,084	78,102
Patterson-UTI Energy, Inc.	3,153	104,333
Precision Drilling Corp.	11,000	142,737
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
SEACOR Holdings, Inc. (a)	2,161	$ 173,053
TETRA Technologies, Inc. (a)	5,300	61,109
		1,235,695
Oil, Gas & Consumable Fuels - 5.1%
Alpha Natural Resources, Inc. (a)	3,519	11,894
Athlon Energy, Inc.	1,540	66,928
Bonanza Creek Energy, Inc. (a)	1,630	87,401
Cabot Oil & Gas Corp.	1,283	46,496
Cameco Corp.	1,013	20,254
Carrizo Oil & Gas, Inc. (a)	4,044	232,368
Cimarex Energy Co.	2,135	275,693
Cloud Peak Energy, Inc. (a)	4,887	90,263
Comstock Resources, Inc.	1,725	46,903
CONSOL Energy, Inc.	1,259	55,610
Delek U.S. Holdings, Inc.	4,205	130,649
Energen Corp.	1,196	102,114
GasLog Ltd.	3,975	92,816
Gulfport Energy Corp. (a)	4,620	284,269
Oasis Petroleum, Inc. (a)	2,057	101,822
PBF Energy, Inc. Class A	6,050	193,056
Peabody Energy Corp.	3,198	51,680
Pioneer Natural Resources Co.	1,165	244,836
Range Resources Corp.	1,321	122,787
Resolute Energy Corp. (a)	4,701	39,112
Rice Energy, Inc.	1,514	48,039
Rosetta Resources, Inc. (a)	1,014	47,790
StealthGas, Inc. (a)	1,895	19,898
Synergy Resources Corp. (a)	1,355	15,908
Tsakos Energy Navigation Ltd.	9,225	66,236
Ultra Petroleum Corp. (a)	3,355	90,652
Whiting Petroleum Corp. (a)	2,740	196,869
		2,782,343
TOTAL ENERGY		4,018,038
FINANCIALS - 17.6%
Banks - 5.5%
BankUnited, Inc.	3,063	99,670
CIT Group, Inc.	6,140	273,107
City National Corp.	530	37,678
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Comerica, Inc.	6,170	$ 295,975
East West Bancorp, Inc.	3,383	113,263
First Niagara Financial Group, Inc.	5,670	48,819
First Republic Bank	221	11,240
FirstMerit Corp.	2,188	40,850
Hancock Holding Co.	2,272	76,748
Hanmi Financial Corp.	3,368	71,772
Home Bancshares, Inc.	2,345	71,546
Huntington Bancshares, Inc.	34,935	323,847
Investors Bancorp, Inc.	20,356	219,845
KeyCorp	10,290	140,870
National Bank Holdings Corp.	4,307	84,288
PacWest Bancorp	2,643	106,830
Prosperity Bancshares, Inc.	2,381	138,408
SVB Financial Group (a)	1,504	158,597
Synovus Financial Corp.	2,363	54,491
TCF Financial Corp.	3,850	61,177
Texas Capital Bancshares, Inc. (a)	975	49,920
UMB Financial Corp.	1,345	74,244
Umpqua Holdings Corp.	9,096	150,721
United Community Bank, Inc.	5,075	77,851
Webster Financial Corp.	9,050	270,776
		3,052,533
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (a)	390	73,554
American Capital Ltd. (a)	15,380	227,009
Ares Capital Corp.	3,311	57,082
Eaton Vance Corp. (non-vtg.)	3,975	147,671
Financial Engines, Inc.	1,400	56,980
Greenhill & Co., Inc.	1,068	53,101
Janus Capital Group, Inc.	6,237	72,848
LPL Financial	1,431	67,114
New Mountain Finance Corp.	4,739	67,389
Raymond James Financial, Inc.	5,450	263,780
SEI Investments Co.	2,564	84,433
Stifel Financial Corp. (a)	2,310	104,412
Waddell & Reed Financial, Inc. Class A	700	42,266
		1,317,639
Consumer Finance - 0.6%
Ally Financial, Inc. (a)	1,630	38,403
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	2,790	$ 164,973
Portfolio Recovery Associates, Inc. (a)	2,583	144,106
		347,482
Diversified Financial Services - 0.5%
MarketAxess Holdings, Inc.	1,070	57,085
Voya Financial, Inc.	6,025	215,695
		272,780
Insurance - 3.4%
Allied World Assurance Co. Holdings Ltd.	7,890	295,875
American Equity Investment Life Holding Co.	3,467	78,077
Amtrust Financial Services, Inc.	2,003	85,528
CNO Financial Group, Inc.	12,880	207,754
Everest Re Group Ltd.	400	64,008
Fidelity National Financial, Inc. Class A	4,170	139,028
Genworth Financial, Inc. Class A (a)	8,275	140,592
HCC Insurance Holdings, Inc.	4,100	192,618
Lincoln National Corp.	2,600	124,696
Platinum Underwriters Holdings Ltd.	1,130	72,490
Protective Life Corp.	2,640	138,072
Reinsurance Group of America, Inc.	1,022	79,880
Validus Holdings Ltd.	1,050	39,197
White Mountains Insurance Group Ltd.	370	218,492
		1,876,307
Real Estate Investment Trusts - 4.2%
BioMed Realty Trust, Inc.	12,475	270,708
Brandywine Realty Trust (SBI)	10,025	153,383
Campus Crest Communities, Inc.	6,572	58,294
CBL & Associates Properties, Inc.	8,125	152,913
Chesapeake Lodging Trust	3,214	93,752
Corrections Corp. of America	2,868	93,296
Cousins Properties, Inc.	5,031	60,372
DuPont Fabros Technology, Inc.	6,950	177,712
Gaming & Leisure Properties	2,110	70,812
Glimcher Realty Trust	6,644	73,217
iStar Financial, Inc. (a)	6,760	97,614
Kite Realty Group Trust	10,267	63,758
Liberty Property Trust (SBI)	6,725	260,325
Medical Properties Trust, Inc.	5,368	72,575
Plum Creek Timber Co., Inc.	2,530	114,103
Rayonier, Inc.	3,180	151,368
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ryman Hospitality Properties, Inc.	4,630	$ 213,582
Strategic Hotel & Resorts, Inc. (a)	10,925	119,083
		2,296,867
Real Estate Management & Development - 0.8%
Alexander & Baldwin, Inc.	6,900	261,579
CBRE Group, Inc. (a)	6,025	179,786
		441,365
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	1,342	47,064
Walker & Dunlop, Inc. (a)	3,223	47,636
		94,700
TOTAL FINANCIALS		9,699,673
HEALTH CARE - 10.3%
Biotechnology - 1.4%
Acorda Therapeutics, Inc. (a)	1,460	48,005
Alnylam Pharmaceuticals, Inc. (a)	961	56,978
Cepheid, Inc. (a)	766	34,508
Cubist Pharmaceuticals, Inc.	1,090	72,594
Exact Sciences Corp. (a)	5,061	68,222
Incyte Corp. (a)	1,705	84,483
InterMune, Inc. (a)	2,780	110,144
KYTHERA Biopharmaceuticals, Inc. (a)	942	31,529
Ligand Pharmaceuticals, Inc. Class B (a)	1,750	116,743
MiMedx Group, Inc. (a)	2,507	13,713
NPS Pharmaceuticals, Inc. (a)	2,111	65,715
Seattle Genetics, Inc. (a)	1,833	61,167
		763,801
Health Care Equipment & Supplies - 3.2%
Accuray, Inc. (a)	1,950	17,199
Alere, Inc. (a)	2,109	75,439
Align Technology, Inc. (a)	561	30,636
Analogic Corp.	1,390	94,965
Anika Therapeutics, Inc. (a)	1,250	58,538
Cardiovascular Systems, Inc. (a)	1,243	34,866
CONMED Corp.	182	8,172
Cyberonics, Inc. (a)	1,210	73,568
DexCom, Inc. (a)	912	30,789
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Endologix, Inc. (a)	2,126	$ 27,766
Genmark Diagnostics, Inc. (a)	2,403	26,457
Globus Medical, Inc. (a)	3,274	79,165
Hologic, Inc. (a)	7,262	177,483
ICU Medical, Inc. (a)	802	48,176
IDEXX Laboratories, Inc. (a)	500	64,240
Insulet Corp. (a)	1,943	71,172
Masimo Corp. (a)	2,165	53,346
Novadaq Technologies, Inc. (a)	13	189
Novadaq Technologies, Inc. (a)	940	13,696
NuVasive, Inc. (a)	5,009	167,000
Sirona Dental Systems, Inc. (a)	2,185	164,356
Steris Corp.	1,774	94,944
Symmetry Medical, Inc. (a)	2,100	18,522
TearLab Corp. (a)	4,763	23,767
The Cooper Companies, Inc.	655	84,508
Thoratec Corp. (a)	1,702	56,370
Uroplasty, Inc. (a)	2,817	8,197
West Pharmaceutical Services, Inc.	3,382	142,348
		1,745,874
Health Care Providers & Services - 3.2%
Air Methods Corp. (a)	2,064	99,485
AMN Healthcare Services, Inc. (a)	3,175	35,560
Brookdale Senior Living, Inc. (a)	963	32,029
Capital Senior Living Corp. (a)	1,985	47,124
Centene Corp. (a)	2,784	207,464
Chemed Corp.	1,380	121,550
Community Health Systems, Inc. (a)	1,993	83,248
Community Health Systems, Inc. rights 1/27/16 (a)	5,163	387
ExamWorks Group, Inc. (a)	4,705	139,362
HealthSouth Corp.	5,483	192,563
Healthways, Inc. (a)	6,643	114,459
Kindred Healthcare, Inc.	4,050	100,521
MEDNAX, Inc. (a)	3,437	198,074
Premier, Inc.	1,740	51,574
Select Medical Holdings Corp.	5,815	88,097
Universal Health Services, Inc. Class B	1,850	165,705
VCA Antech, Inc. (a)	2,790	93,884
		1,771,086
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	3,810	$ 56,159
HealthStream, Inc. (a)	1,955	50,302
HMS Holdings Corp. (a)	1,616	30,381
		136,842
Life Sciences Tools & Services - 1.0%
Affymetrix, Inc. (a)	4,300	35,518
Cambrex Corp. (a)	980	21,060
Charles River Laboratories International, Inc. (a)	1,685	90,282
ICON PLC (a)	814	34,408
PAREXEL International Corp. (a)	1,665	83,999
PerkinElmer, Inc.	2,905	130,638
Techne Corp.	900	79,011
Waters Corp. (a)	753	75,420
		550,336
Pharmaceuticals - 1.2%
ANI Pharmaceuticals, Inc. (a)	493	15,702
Aratana Therapeutics, Inc.	1,043	14,665
Jazz Pharmaceuticals PLC (a)	1,302	184,702
Mallinckrodt PLC (a)	1,790	139,190
MediWound Ltd. (a)	612	7,271
Salix Pharmaceuticals Ltd. (a)	2,540	289,763
TherapeuticsMD, Inc. (a)	5,184	21,047
		672,340
TOTAL HEALTH CARE		5,640,279
INDUSTRIALS - 16.2%
Aerospace & Defense - 2.3%
AeroVironment, Inc. (a)	450	14,454
Alliant Techsystems, Inc.	985	124,396
HEICO Corp. Class A	2,387	96,435
Hexcel Corp. (a)	4,514	185,300
Huntington Ingalls Industries, Inc.	740	73,874
KEYW Holding Corp. (a)	1,300	13,780
L-3 Communications Holdings, Inc.	310	37,563
Spirit AeroSystems Holdings, Inc. Class A (a)	2,620	85,019
Teledyne Technologies, Inc. (a)	2,889	273,791
Textron, Inc.	2,090	81,970
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc.	769	$ 145,118
Triumph Group, Inc.	1,772	122,800
		1,254,500
Air Freight & Logistics - 0.2%
Echo Global Logistics, Inc. (a)	2,388	44,321
Forward Air Corp.	1,871	83,933
		128,254
Airlines - 0.4%
Allegiant Travel Co.	612	70,380
JetBlue Airways Corp. (a)	9,275	89,597
Spirit Airlines, Inc. (a)	1,230	72,656
		232,633
Building Products - 0.9%
A.O. Smith Corp.	4,998	246,801
Owens Corning	6,290	257,953
		504,754
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	4,475	122,033
Clean Harbors, Inc. (a)	2,800	171,108
Covanta Holding Corp.	3,550	67,770
Healthcare Services Group, Inc.	1,223	36,396
Performant Financial Corp. (a)	2,477	23,507
Pitney Bowes, Inc.	8,709	240,630
R.R. Donnelley & Sons Co.	5,375	85,140
Steelcase, Inc. Class A	4,847	79,442
Team, Inc. (a)	862	36,135
Tetra Tech, Inc.	6,429	171,076
		1,033,237
Construction & Engineering - 0.3%
KBR, Inc.	2,620	63,640
MasTec, Inc. (a)	2,321	83,556
		147,196
Electrical Equipment - 1.9%
Acuity Brands, Inc.	801	100,534
AZZ, Inc.	1,596	71,038
Encore Wire Corp.	3,890	189,054
EnerSys	715	49,364
Generac Holdings, Inc.	5,833	283,950
GrafTech International Ltd. (a)	13,242	138,379
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Polypore International, Inc. (a)	722	$ 32,093
Regal-Beloit Corp.	1,801	137,470
Sensata Technologies Holding BV (a)	832	35,684
		1,037,566
Machinery - 4.8%
Actuant Corp. Class A	2,205	78,344
AGCO Corp.	1,507	81,318
Allison Transmission Holdings, Inc.	7,694	238,283
Altra Industrial Motion Corp.	1,842	62,978
Chart Industries, Inc. (a)	534	38,389
CLARCOR, Inc.	727	42,551
Crane Co.	1,219	90,340
ESCO Technologies, Inc.	580	19,500
Flowserve Corp.	804	59,287
Greenbrier Companies, Inc. (a)	1,775	98,513
IDEX Corp.	1,730	132,656
ITT Corp.	7,227	315,675
Joy Global, Inc.	597	34,119
Lincoln Electric Holdings, Inc.	1,528	100,374
Manitowoc Co., Inc.	1,600	43,280
Meritor, Inc. (a)	3,150	43,502
Middleby Corp. (a)	584	139,471
Nordson Corp.	246	20,059
Oshkosh Truck Corp.	4,650	251,333
Proto Labs, Inc. (a)	491	32,396
Rexnord Corp. (a)	2,709	69,269
TriMas Corp. (a)	2,136	74,995
Trinity Industries, Inc.	1,533	132,650
Twin Disc, Inc.	1,230	39,914
WABCO Holdings, Inc. (a)	1,254	133,890
Wabtec Corp.	2,756	217,007
Woodward, Inc.	1,350	60,345
		2,650,438
Marine - 0.6%
Danaos Corp. (a)	2,300	13,685
Diana Shipping, Inc. (a)	6,226	67,863
Kirby Corp. (a)	1,003	110,882
Navios Maritime Holdings, Inc.	5,384	48,725
Safe Bulkers, Inc.	7,550	61,155
		302,310
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.7%
Advisory Board Co. (a)	812	$ 39,293
FTI Consulting, Inc. (a)	900	29,043
Huron Consulting Group, Inc. (a)	1,560	105,893
Korn/Ferry International (a)	2,425	73,647
Manpower, Inc.	905	74,192
Paylocity Holding Corp. (a)	572	11,137
WageWorks, Inc. (a)	740	29,955
		363,160
Road & Rail - 1.3%
AMERCO	725	200,173
ArcBest Corp.	2,750	117,618
Knight Transportation, Inc.	3,758	91,582
Old Dominion Freight Lines, Inc. (a)	1,270	81,229
Ryder System, Inc.	780	67,696
Swift Transporation Co. (a)	6,880	170,349
		728,647
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	271	11,181
GATX Corp.	2,335	153,760
MSC Industrial Direct Co., Inc. Class A	321	29,522
United Rentals, Inc. (a)	1,302	131,567
Watsco, Inc.	853	85,837
WESCO International, Inc. (a)	1,010	86,274
		498,141
TOTAL INDUSTRIALS		8,880,836
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 2.4%
Arris Group, Inc. (a)	7,157	236,968
Aruba Networks, Inc. (a)	3,661	67,783
Aviat Networks, Inc. (a)	3,500	3,710
Brocade Communications Systems, Inc.	4,050	36,936
Calix Networks, Inc. (a)	4,487	36,614
Ceragon Networks Ltd. (a)	2,500	5,800
Ciena Corp. (a)	2,800	54,320
CommScope Holding Co., Inc.	4,050	107,082
F5 Networks, Inc. (a)	1,700	184,535
Finisar Corp. (a)	14,014	332,833
Infinera Corp. (a)	5,420	49,322
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Palo Alto Networks, Inc. (a)	150	$ 11,237
Riverbed Technology, Inc. (a)	3,152	64,049
Sierra Wireless, Inc. (a)	1,950	36,621
Ubiquiti Networks, Inc. (a)	1,461	51,077
		1,278,887
Electronic Equipment & Components - 3.3%
Cognex Corp. (a)	5,300	190,800
CTS Corp.	3,752	65,698
Dolby Laboratories, Inc. Class A (a)	920	38,217
FLIR Systems, Inc.	2,488	86,856
II-VI, Inc. (a)	2,130	28,670
InvenSense, Inc. (a)	8,150	157,295
IPG Photonics Corp. (a)	4,160	262,496
Itron, Inc. (a)	990	38,066
Jabil Circuit, Inc.	1,200	22,584
Littelfuse, Inc.	2,169	190,135
Maxwell Technologies, Inc. (a)	600	10,416
Mercury Systems, Inc. (a)	2,200	25,784
National Instruments Corp.	2,125	60,860
Orbotech Ltd. (a)	3,588	55,291
OSI Systems, Inc. (a)	585	33,316
Plexus Corp. (a)	1,312	54,789
SYNNEX Corp. (a)	2,765	182,794
Tech Data Corp. (a)	2,410	143,419
Trimble Navigation Ltd. (a)	4,062	146,516
Universal Display Corp. (a)	1,050	27,468
		1,821,470
Internet Software & Services - 2.6%
AOL, Inc. (a)	2,330	84,532
Bankrate, Inc. (a)	1,840	27,876
Benefitfocus, Inc.	461	17,075
Borderfree, Inc. (a)	1,354	20,202
ChannelAdvisor Corp. (a)	1,113	23,084
Constant Contact, Inc. (a)	2,810	83,007
Conversant, Inc. (a)	3,959	93,353
CoStar Group, Inc. (a)	1,092	173,137
Cvent, Inc.	1,243	31,100
DealerTrack Holdings, Inc. (a)	2,723	108,130
Demandware, Inc. (a)	682	41,527
Digital River, Inc. (a)	3,550	55,877
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
E2open, Inc. (a)	1,855	$ 32,611
GrubHub, Inc.	993	33,841
LinkedIn Corp. (a)	193	30,897
LogMeIn, Inc. (a)	3,090	131,541
Millennial Media, Inc. (a)	5,164	20,759
OpenTable, Inc. (a)	980	66,395
Pandora Media, Inc. (a)	1,143	28,038
SciQuest, Inc. (a)	3,459	58,561
Shutterstock, Inc. (a)	561	36,487
Web.com Group, Inc. (a)	4,525	155,841
Xoom Corp. (a)	2,116	46,975
Yelp, Inc. (a)	612	40,484
		1,441,330
IT Services - 1.4%
Convergys Corp.	1,460	31,857
CoreLogic, Inc. (a)	2,780	79,313
DST Systems, Inc.	450	41,018
EPAM Systems, Inc. (a)	1,986	83,551
Euronet Worldwide, Inc. (a)	5,025	236,879
Gartner, Inc. Class A (a)	208	14,787
iGATE Corp. (a)	2,987	104,157
MoneyGram International, Inc. (a)	2,540	33,477
Teradata Corp. (a)	1,151	48,330
VeriFone Systems, Inc. (a)	1,180	38,716
WEX, Inc. (a)	520	50,071
		762,156
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Energy Industries, Inc. (a)	3,550	69,474
Ceva, Inc. (a)	1,100	17,215
First Solar, Inc. (a)	1,580	97,612
FormFactor, Inc. (a)	4,100	29,766
Freescale Semiconductor, Inc. (a)	2,390	53,034
GT Advanced Technologies, Inc. (a)	11,300	190,518
Lam Research Corp.	1,165	72,277
MagnaChip Semiconductor Corp. (a)	2,423	30,094
Mellanox Technologies Ltd. (a)	1,927	60,855
Microsemi Corp. (a)	4,064	98,877
MKS Instruments, Inc.	1,823	52,594
ON Semiconductor Corp. (a)	18,000	156,420
Power Integrations, Inc.	1,651	83,029
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Rambus, Inc. (a)	5,900	$ 71,390
Rubicon Technology, Inc. (a)	2,938	24,944
Silicon Laboratories, Inc. (a)	2,212	99,805
Skyworks Solutions, Inc.	4,182	181,122
Spansion, Inc. Class A (a)	2,620	49,911
Teradyne, Inc.	9,591	170,720
Ultratech, Inc. (a)	3,041	77,181
Veeco Instruments, Inc. (a)	450	14,994
		1,701,832
Software - 4.8%
Advent Software, Inc.	568	17,188
ANSYS, Inc. (a)	998	73,303
Aspen Technology, Inc. (a)	2,273	97,716
BroadSoft, Inc. (a)	1,984	42,795
Cadence Design Systems, Inc. (a)	8,103	135,239
CommVault Systems, Inc. (a)	1,783	87,224
Comverse, Inc. (a)	1,695	41,951
Concur Technologies, Inc. (a)	602	51,393
Covisint Corp.	1,850	9,361
Electronic Arts, Inc. (a)	1,150	40,400
Fleetmatics Group PLC (a)	1,434	40,869
Gigamon, Inc. (a)	1,200	20,412
Infoblox, Inc. (a)	2,031	26,322
Informatica Corp. (a)	2,406	88,036
Interactive Intelligence Group, Inc. (a)	1,445	73,247
Manhattan Associates, Inc. (a)	6,374	206,900
Mentor Graphics Corp.	3,570	75,648
MICROS Systems, Inc. (a)	1,372	73,292
MicroStrategy, Inc. Class A (a)	587	82,837
Model N, Inc. (a)	3,279	36,266
NetScout Systems, Inc. (a)	2,240	87,069
Nuance Communications, Inc. (a)	5,865	94,925
Parametric Technology Corp. (a)	2,100	77,280
PROS Holdings, Inc. (a)	1,003	23,069
Qlik Technologies, Inc. (a)	4,120	89,445
Qualys, Inc. (a)	2,200	52,008
Rovi Corp. (a)	4,380	105,865
SeaChange International, Inc. (a)	4,100	39,278
ServiceNow, Inc. (a)	682	35,675
SolarWinds, Inc. (a)	2,656	103,823
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Splunk, Inc. (a)	211	$ 8,832
SS&C Technologies Holdings, Inc. (a)	744	31,732
Synchronoss Technologies, Inc. (a)	1,743	55,340
Tableau Software, Inc.	221	12,827
TIBCO Software, Inc. (a)	5,301	114,025
TiVo, Inc. (a)	10,900	129,691
Ultimate Software Group, Inc. (a)	1,026	130,435
Varonis Systems, Inc.	421	10,310
Verint Systems, Inc. (a)	2,200	101,926
Workday, Inc. Class A (a)	186	14,577
		2,638,531
Technology Hardware, Storage & Peripherals - 0.8%
Cray, Inc. (a)	3,009	84,372
Electronics for Imaging, Inc. (a)	2,475	100,708
Logitech International SA (Reg.)	5,050	66,262
NCR Corp. (a)	4,928	160,948
Quantum Corp. (a)	7,000	7,980
Stratasys Ltd. (a)	351	32,650
		452,920
TOTAL INFORMATION TECHNOLOGY		10,097,126
MATERIALS - 5.9%
Chemicals - 2.7%
Chemtura Corp. (a)	6,072	151,679
Cytec Industries, Inc.	1,830	181,811
Ferro Corp. (a)	4,207	53,850
Huntsman Corp.	7,000	186,830
Innospec, Inc.	701	29,561
Intrepid Potash, Inc. (a)	9,680	156,913
Koppers Holdings, Inc.	1,962	71,299
LSB Industries, Inc. (a)	4,257	162,447
Marrone Bio Innovations, Inc.	662	7,196
Methanex Corp.	2,233	128,094
PolyOne Corp.	2,661	106,786
Quaker Chemical Corp.	1,050	77,732
Rockwood Holdings, Inc.	1,316	100,503
Tronox Ltd. Class A	3,145	83,563
		1,498,264
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.2%
Eagle Materials, Inc.	481	$ 41,833
Martin Marietta Materials, Inc.	658	80,802
		122,635
Containers & Packaging - 1.0%
Avery Dennison Corp.	1,670	84,669
Berry Plastics Group, Inc. (a)	5,534	130,658
Crown Holdings, Inc. (a)	1,820	88,907
Graphic Packaging Holding Co. (a)	8,175	89,843
Rock-Tenn Co. Class A	1,252	126,490
Sealed Air Corp.	1,490	49,066
		569,633
Metals & Mining - 1.8%
Allegheny Technologies, Inc.	9,240	379,487
Carpenter Technology Corp.	1,172	73,238
Century Aluminum Co. (a)	10,502	143,352
Cliffs Natural Resources, Inc.	1,400	21,952
Globe Specialty Metals, Inc.	1,976	39,500
Horsehead Holding Corp. (a)	2,056	34,088
Iluka Resources Ltd.	5,557	44,993
Molycorp, Inc. (a)	6,226	17,246
Schnitzer Steel Industries, Inc. Class A	2,047	51,011
Steel Dynamics, Inc.	3,200	55,264
Stillwater Mining Co. (a)	5,250	88,253
Walter Energy, Inc.	2,035	9,931
		958,315
Paper & Forest Products - 0.2%
P.H. Glatfelter Co.	4,145	109,096
TOTAL MATERIALS		3,257,943
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
Level 3 Communications, Inc. (a)	6,200	270,630
VocalTec Communications Ltd. (a)	1,825	26,590
		297,220
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	1,416	143,724
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telephone & Data Systems, Inc.	800	$ 22,168
U.S. Cellular Corp.	500	21,475
		187,367
TOTAL TELECOMMUNICATION SERVICES		484,587
UTILITIES - 1.9%
Electric Utilities - 0.6%
Allete, Inc.	677	33,627
Great Plains Energy, Inc.	3,147	80,091
ITC Holdings Corp.	2,452	89,743
Portland General Electric Co.	2,260	74,738
UIL Holdings Corp.	1,430	52,867
		331,066
Gas Utilities - 0.5%
Atmos Energy Corp.	4,530	226,953
Southwest Gas Corp.	1,053	55,135
		282,088
Independent Power and Renewabl - 0.1%
Ormat Technologies, Inc.	1,780	53,008
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (a)	2,000	67,400
NRG Energy, Inc.	1,263	45,013
		112,413
Multi-Utilities - 0.5%
Ameren Corp.	5,450	214,458
CMS Energy Corp.	2,000	59,500
		273,958
TOTAL UTILITIES		1,052,533
TOTAL COMMON STOCKS (Cost $43,390,958)		52,260,768
Equity Funds - 0.9%

Sector Funds - 0.9%
PowerShares S&P SmallCap Financials Portfolio ETF (Cost $456,552)	12,790	491,008
Money Market Funds - 3.9%
	Shares	Value
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $2,169,748)	2,169,748	$ 2,169,748
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $46,017,258)		54,921,524
NET OTHER ASSETS (LIABILITIES) - 0.1%		39,661
NET ASSETS - 100%		$ 54,961,185
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
6 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2014	$ 826,080	$ 7,536

The face value of futures purchased as a percentage of net assets is 1.5%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $46,118,283. Net unrealized appreciation aggregated $8,803,241, of which $10,373,680 related to appreciated investment securities and $1,570,439 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class L
Class N

May 31, 2014

1.9585983.100

AMM-L-AMM-N-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 2.1%
Autoliv, Inc.	566	$ 59,996
Cooper Tire & Rubber Co.	1,904	52,988
Dana Holding Corp.	6,323	139,991
Dorman Products, Inc. (a)	1,420	75,445
Drew Industries, Inc.	1,550	75,206
Gentex Corp.	6,625	191,595
Remy International, Inc.	400	9,516
Stoneridge, Inc. (a)	3,350	32,194
Tenneco, Inc. (a)	1,431	91,226
The Goodyear Tire & Rubber Co.	3,750	98,888
Tower International, Inc. (a)	2,850	87,324
Visteon Corp. (a)	2,470	225,116
		1,139,485
Distributors - 0.1%
Pool Corp.	1,388	80,129
Diversified Consumer Services - 1.1%
Bright Horizons Family Solutions, Inc. (a)	1,430	55,741
Capella Education Co.	1,270	72,695
Grand Canyon Education, Inc. (a)	1,900	83,695
H&R Block, Inc.	6,067	180,675
LifeLock, Inc. (a)	7,696	86,349
Nord Anglia Education, Inc. (a)	2,156	38,808
Sotheby's Class A (Ltd. vtg.)	1,450	57,246
		575,209
Hotels, Restaurants & Leisure - 2.9%
Arcos Dorados Holdings, Inc. Class A	4,341	38,635
BJ's Restaurants, Inc. (a)	1,127	35,602
Choice Hotels International, Inc.	1,328	59,773
Chuy's Holdings, Inc. (a)	712	23,261
Domino's Pizza, Inc.	1,514	109,689
Dunkin' Brands Group, Inc.	682	30,526
Hyatt Hotels Corp. Class A (a)	4,210	257,484
Jack in the Box, Inc.	2,425	139,995
MGM Mirage, Inc. (a)	5,125	131,969
Multimedia Games Holding Co., Inc. (a)	2,720	78,200
Noodles & Co.	702	23,342
Norwegian Cruise Line Holdings Ltd. (a)	892	30,105
Orient Express Hotels Ltd. Class A (a)	4,590	60,359
Pinnacle Entertainment, Inc. (a)	3,906	96,400
Royal Caribbean Cruises Ltd.	3,185	176,099
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sonic Corp. (a)	4,490	$ 93,392
The Cheesecake Factory, Inc.	1,593	73,071
Wendy's Co.	14,875	121,975
Zoe's Kitchen, Inc.	752	22,034
		1,601,911
Household Durables - 1.0%
D.R. Horton, Inc.	4,750	112,480
Ethan Allen Interiors, Inc.	1,967	46,106
Garmin Ltd.	850	50,074
Harman International Industries, Inc.	1,090	114,483
M.D.C. Holdings, Inc.	4,320	123,595
Standard Pacific Corp. (a)	9,595	77,048
		523,786
Internet & Catalog Retail - 0.8%
HomeAway, Inc. (a)	4,494	138,415
MakeMyTrip Ltd. (a)	1,585	40,592
Orbitz Worldwide, Inc. (a)	10,300	76,529
RetailMeNot, Inc.	1,404	35,802
Shutterfly, Inc. (a)	3,205	131,854
TripAdvisor, Inc. (a)	431	41,880
		465,072
Leisure Products - 0.3%
Brunswick Corp.	3,468	149,471
Media - 2.3%
Cumulus Media, Inc. Class A (a)	6,450	40,764
DHX Media Ltd.	1,226	6,298
Entravision Communication Corp. Class A	6,275	33,634
Gannett Co., Inc.	5,800	161,182
Gray Television, Inc. (a)	4,250	48,620
IMAX Corp. (a)	2,720	71,346
Live Nation Entertainment, Inc. (a)	822	19,498
News Corp. Class A (a)	14,570	248,564
Sinclair Broadcast Group, Inc. Class A	7,430	219,779
Starz - Liberty Capital Series A (a)	2,425	74,205
The New York Times Co. Class A	2,575	38,265
Tribune Co. Class A (a)	3,930	311,256
		1,273,411
Multiline Retail - 0.0%
Burlington Stores, Inc.	822	23,361
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.6%
Cabela's, Inc. Class A (a)	750	$ 45,923
Citi Trends, Inc. (a)	2,356	47,497
CST Brands, Inc.	6,240	206,357
DSW, Inc. Class A	2,208	55,310
Express, Inc. (a)	6,441	81,221
Five Below, Inc. (a)	1,163	42,101
Group 1 Automotive, Inc.	1,041	83,801
Lithia Motors, Inc. Class A (sub. vtg.)	1,833	143,762
Monro Muffler Brake, Inc.	1,397	75,452
New York & Co., Inc. (a)	2,400	9,504
Office Depot, Inc. (a)	24,009	122,926
Outerwall, Inc. (a)	1,045	73,913
Pier 1 Imports, Inc.	4,748	83,612
Restoration Hardware Holdings, Inc. (a)	1,120	74,458
Select Comfort Corp. (a)	1,150	21,321
Tile Shop Holdings, Inc. (a)	2,366	35,301
Urban Outfitters, Inc. (a)	365	12,235
Vitamin Shoppe, Inc. (a)	2,587	111,189
Williams-Sonoma, Inc.	1,330	89,004
		1,414,887
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (a)	700	10,451
Deckers Outdoor Corp. (a)	1,074	83,009
Fossil Group, Inc. (a)	431	45,152
G-III Apparel Group Ltd. (a)	1,135	83,218
Hanesbrands, Inc.	1,320	111,976
Movado Group, Inc.	1,764	67,544
PVH Corp.	605	79,636
Steven Madden Ltd. (a)	2,530	80,606
		561,592
TOTAL CONSUMER DISCRETIONARY		7,808,314
CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 0.9%
Brasil Pharma SA	9,826	16,448
Brasil Pharma SA rights 6/6/14 (a)	4,035	18
Fairway Group Holdings Corp. (a)	3,710	22,854
Fresh Market, Inc. (a)	1,270	38,926
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp. (a)	20,325	$ 169,917
Susser Holdings Corp. (a)	3,410	270,447
		518,610
Food Products - 1.1%
Annie's, Inc. (a)	2,536	82,978
B&G Foods, Inc. Class A	2,185	74,858
Darling International, Inc. (a)	4,090	81,759
Flowers Foods, Inc.	491	10,237
Keurig Green Mountain, Inc.	251	28,308
Lancaster Colony Corp.	991	88,486
Pilgrims Pride Corp. (a)	1,675	42,612
The Hain Celestial Group, Inc. (a)	1,130	102,514
WhiteWave Foods Co. (a)	2,600	81,874
		593,626
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	1,898	147,797
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	700	18,991
Inter Parfums, Inc.	1,420	42,415
		61,406
TOTAL CONSUMER STAPLES		1,321,439
ENERGY - 7.3%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (a)	2,709	133,689
Dresser-Rand Group, Inc. (a)	1,616	98,899
Dril-Quip, Inc. (a)	873	89,238
Frank's International NV	1,725	41,124
Geospace Technologies Corp. (a)	975	49,452
Helix Energy Solutions Group, Inc. (a)	2,550	59,619
Hercules Offshore, Inc. (a)	14,866	67,492
Hornbeck Offshore Services, Inc. (a)	1,866	84,418
ION Geophysical Corp. (a)	7,350	30,650
McDermott International, Inc. (a)	3,000	21,780
Oceaneering International, Inc.	1,084	78,102
Patterson-UTI Energy, Inc.	3,153	104,333
Precision Drilling Corp.	11,000	142,737
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
SEACOR Holdings, Inc. (a)	2,161	$ 173,053
TETRA Technologies, Inc. (a)	5,300	61,109
		1,235,695
Oil, Gas & Consumable Fuels - 5.1%
Alpha Natural Resources, Inc. (a)	3,519	11,894
Athlon Energy, Inc.	1,540	66,928
Bonanza Creek Energy, Inc. (a)	1,630	87,401
Cabot Oil & Gas Corp.	1,283	46,496
Cameco Corp.	1,013	20,254
Carrizo Oil & Gas, Inc. (a)	4,044	232,368
Cimarex Energy Co.	2,135	275,693
Cloud Peak Energy, Inc. (a)	4,887	90,263
Comstock Resources, Inc.	1,725	46,903
CONSOL Energy, Inc.	1,259	55,610
Delek U.S. Holdings, Inc.	4,205	130,649
Energen Corp.	1,196	102,114
GasLog Ltd.	3,975	92,816
Gulfport Energy Corp. (a)	4,620	284,269
Oasis Petroleum, Inc. (a)	2,057	101,822
PBF Energy, Inc. Class A	6,050	193,056
Peabody Energy Corp.	3,198	51,680
Pioneer Natural Resources Co.	1,165	244,836
Range Resources Corp.	1,321	122,787
Resolute Energy Corp. (a)	4,701	39,112
Rice Energy, Inc.	1,514	48,039
Rosetta Resources, Inc. (a)	1,014	47,790
StealthGas, Inc. (a)	1,895	19,898
Synergy Resources Corp. (a)	1,355	15,908
Tsakos Energy Navigation Ltd.	9,225	66,236
Ultra Petroleum Corp. (a)	3,355	90,652
Whiting Petroleum Corp. (a)	2,740	196,869
		2,782,343
TOTAL ENERGY		4,018,038
FINANCIALS - 17.6%
Banks - 5.5%
BankUnited, Inc.	3,063	99,670
CIT Group, Inc.	6,140	273,107
City National Corp.	530	37,678
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Comerica, Inc.	6,170	$ 295,975
East West Bancorp, Inc.	3,383	113,263
First Niagara Financial Group, Inc.	5,670	48,819
First Republic Bank	221	11,240
FirstMerit Corp.	2,188	40,850
Hancock Holding Co.	2,272	76,748
Hanmi Financial Corp.	3,368	71,772
Home Bancshares, Inc.	2,345	71,546
Huntington Bancshares, Inc.	34,935	323,847
Investors Bancorp, Inc.	20,356	219,845
KeyCorp	10,290	140,870
National Bank Holdings Corp.	4,307	84,288
PacWest Bancorp	2,643	106,830
Prosperity Bancshares, Inc.	2,381	138,408
SVB Financial Group (a)	1,504	158,597
Synovus Financial Corp.	2,363	54,491
TCF Financial Corp.	3,850	61,177
Texas Capital Bancshares, Inc. (a)	975	49,920
UMB Financial Corp.	1,345	74,244
Umpqua Holdings Corp.	9,096	150,721
United Community Bank, Inc.	5,075	77,851
Webster Financial Corp.	9,050	270,776
		3,052,533
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (a)	390	73,554
American Capital Ltd. (a)	15,380	227,009
Ares Capital Corp.	3,311	57,082
Eaton Vance Corp. (non-vtg.)	3,975	147,671
Financial Engines, Inc.	1,400	56,980
Greenhill & Co., Inc.	1,068	53,101
Janus Capital Group, Inc.	6,237	72,848
LPL Financial	1,431	67,114
New Mountain Finance Corp.	4,739	67,389
Raymond James Financial, Inc.	5,450	263,780
SEI Investments Co.	2,564	84,433
Stifel Financial Corp. (a)	2,310	104,412
Waddell & Reed Financial, Inc. Class A	700	42,266
		1,317,639
Consumer Finance - 0.6%
Ally Financial, Inc. (a)	1,630	38,403
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	2,790	$ 164,973
Portfolio Recovery Associates, Inc. (a)	2,583	144,106
		347,482
Diversified Financial Services - 0.5%
MarketAxess Holdings, Inc.	1,070	57,085
Voya Financial, Inc.	6,025	215,695
		272,780
Insurance - 3.4%
Allied World Assurance Co. Holdings Ltd.	7,890	295,875
American Equity Investment Life Holding Co.	3,467	78,077
Amtrust Financial Services, Inc.	2,003	85,528
CNO Financial Group, Inc.	12,880	207,754
Everest Re Group Ltd.	400	64,008
Fidelity National Financial, Inc. Class A	4,170	139,028
Genworth Financial, Inc. Class A (a)	8,275	140,592
HCC Insurance Holdings, Inc.	4,100	192,618
Lincoln National Corp.	2,600	124,696
Platinum Underwriters Holdings Ltd.	1,130	72,490
Protective Life Corp.	2,640	138,072
Reinsurance Group of America, Inc.	1,022	79,880
Validus Holdings Ltd.	1,050	39,197
White Mountains Insurance Group Ltd.	370	218,492
		1,876,307
Real Estate Investment Trusts - 4.2%
BioMed Realty Trust, Inc.	12,475	270,708
Brandywine Realty Trust (SBI)	10,025	153,383
Campus Crest Communities, Inc.	6,572	58,294
CBL & Associates Properties, Inc.	8,125	152,913
Chesapeake Lodging Trust	3,214	93,752
Corrections Corp. of America	2,868	93,296
Cousins Properties, Inc.	5,031	60,372
DuPont Fabros Technology, Inc.	6,950	177,712
Gaming & Leisure Properties	2,110	70,812
Glimcher Realty Trust	6,644	73,217
iStar Financial, Inc. (a)	6,760	97,614
Kite Realty Group Trust	10,267	63,758
Liberty Property Trust (SBI)	6,725	260,325
Medical Properties Trust, Inc.	5,368	72,575
Plum Creek Timber Co., Inc.	2,530	114,103
Rayonier, Inc.	3,180	151,368
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ryman Hospitality Properties, Inc.	4,630	$ 213,582
Strategic Hotel & Resorts, Inc. (a)	10,925	119,083
		2,296,867
Real Estate Management & Development - 0.8%
Alexander & Baldwin, Inc.	6,900	261,579
CBRE Group, Inc. (a)	6,025	179,786
		441,365
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	1,342	47,064
Walker & Dunlop, Inc. (a)	3,223	47,636
		94,700
TOTAL FINANCIALS		9,699,673
HEALTH CARE - 10.3%
Biotechnology - 1.4%
Acorda Therapeutics, Inc. (a)	1,460	48,005
Alnylam Pharmaceuticals, Inc. (a)	961	56,978
Cepheid, Inc. (a)	766	34,508
Cubist Pharmaceuticals, Inc.	1,090	72,594
Exact Sciences Corp. (a)	5,061	68,222
Incyte Corp. (a)	1,705	84,483
InterMune, Inc. (a)	2,780	110,144
KYTHERA Biopharmaceuticals, Inc. (a)	942	31,529
Ligand Pharmaceuticals, Inc. Class B (a)	1,750	116,743
MiMedx Group, Inc. (a)	2,507	13,713
NPS Pharmaceuticals, Inc. (a)	2,111	65,715
Seattle Genetics, Inc. (a)	1,833	61,167
		763,801
Health Care Equipment & Supplies - 3.2%
Accuray, Inc. (a)	1,950	17,199
Alere, Inc. (a)	2,109	75,439
Align Technology, Inc. (a)	561	30,636
Analogic Corp.	1,390	94,965
Anika Therapeutics, Inc. (a)	1,250	58,538
Cardiovascular Systems, Inc. (a)	1,243	34,866
CONMED Corp.	182	8,172
Cyberonics, Inc. (a)	1,210	73,568
DexCom, Inc. (a)	912	30,789
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Endologix, Inc. (a)	2,126	$ 27,766
Genmark Diagnostics, Inc. (a)	2,403	26,457
Globus Medical, Inc. (a)	3,274	79,165
Hologic, Inc. (a)	7,262	177,483
ICU Medical, Inc. (a)	802	48,176
IDEXX Laboratories, Inc. (a)	500	64,240
Insulet Corp. (a)	1,943	71,172
Masimo Corp. (a)	2,165	53,346
Novadaq Technologies, Inc. (a)	13	189
Novadaq Technologies, Inc. (a)	940	13,696
NuVasive, Inc. (a)	5,009	167,000
Sirona Dental Systems, Inc. (a)	2,185	164,356
Steris Corp.	1,774	94,944
Symmetry Medical, Inc. (a)	2,100	18,522
TearLab Corp. (a)	4,763	23,767
The Cooper Companies, Inc.	655	84,508
Thoratec Corp. (a)	1,702	56,370
Uroplasty, Inc. (a)	2,817	8,197
West Pharmaceutical Services, Inc.	3,382	142,348
		1,745,874
Health Care Providers & Services - 3.2%
Air Methods Corp. (a)	2,064	99,485
AMN Healthcare Services, Inc. (a)	3,175	35,560
Brookdale Senior Living, Inc. (a)	963	32,029
Capital Senior Living Corp. (a)	1,985	47,124
Centene Corp. (a)	2,784	207,464
Chemed Corp.	1,380	121,550
Community Health Systems, Inc. (a)	1,993	83,248
Community Health Systems, Inc. rights 1/27/16 (a)	5,163	387
ExamWorks Group, Inc. (a)	4,705	139,362
HealthSouth Corp.	5,483	192,563
Healthways, Inc. (a)	6,643	114,459
Kindred Healthcare, Inc.	4,050	100,521
MEDNAX, Inc. (a)	3,437	198,074
Premier, Inc.	1,740	51,574
Select Medical Holdings Corp.	5,815	88,097
Universal Health Services, Inc. Class B	1,850	165,705
VCA Antech, Inc. (a)	2,790	93,884
		1,771,086
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	3,810	$ 56,159
HealthStream, Inc. (a)	1,955	50,302
HMS Holdings Corp. (a)	1,616	30,381
		136,842
Life Sciences Tools & Services - 1.0%
Affymetrix, Inc. (a)	4,300	35,518
Cambrex Corp. (a)	980	21,060
Charles River Laboratories International, Inc. (a)	1,685	90,282
ICON PLC (a)	814	34,408
PAREXEL International Corp. (a)	1,665	83,999
PerkinElmer, Inc.	2,905	130,638
Techne Corp.	900	79,011
Waters Corp. (a)	753	75,420
		550,336
Pharmaceuticals - 1.2%
ANI Pharmaceuticals, Inc. (a)	493	15,702
Aratana Therapeutics, Inc.	1,043	14,665
Jazz Pharmaceuticals PLC (a)	1,302	184,702
Mallinckrodt PLC (a)	1,790	139,190
MediWound Ltd. (a)	612	7,271
Salix Pharmaceuticals Ltd. (a)	2,540	289,763
TherapeuticsMD, Inc. (a)	5,184	21,047
		672,340
TOTAL HEALTH CARE		5,640,279
INDUSTRIALS - 16.2%
Aerospace & Defense - 2.3%
AeroVironment, Inc. (a)	450	14,454
Alliant Techsystems, Inc.	985	124,396
HEICO Corp. Class A	2,387	96,435
Hexcel Corp. (a)	4,514	185,300
Huntington Ingalls Industries, Inc.	740	73,874
KEYW Holding Corp. (a)	1,300	13,780
L-3 Communications Holdings, Inc.	310	37,563
Spirit AeroSystems Holdings, Inc. Class A (a)	2,620	85,019
Teledyne Technologies, Inc. (a)	2,889	273,791
Textron, Inc.	2,090	81,970
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc.	769	$ 145,118
Triumph Group, Inc.	1,772	122,800
		1,254,500
Air Freight & Logistics - 0.2%
Echo Global Logistics, Inc. (a)	2,388	44,321
Forward Air Corp.	1,871	83,933
		128,254
Airlines - 0.4%
Allegiant Travel Co.	612	70,380
JetBlue Airways Corp. (a)	9,275	89,597
Spirit Airlines, Inc. (a)	1,230	72,656
		232,633
Building Products - 0.9%
A.O. Smith Corp.	4,998	246,801
Owens Corning	6,290	257,953
		504,754
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	4,475	122,033
Clean Harbors, Inc. (a)	2,800	171,108
Covanta Holding Corp.	3,550	67,770
Healthcare Services Group, Inc.	1,223	36,396
Performant Financial Corp. (a)	2,477	23,507
Pitney Bowes, Inc.	8,709	240,630
R.R. Donnelley & Sons Co.	5,375	85,140
Steelcase, Inc. Class A	4,847	79,442
Team, Inc. (a)	862	36,135
Tetra Tech, Inc.	6,429	171,076
		1,033,237
Construction & Engineering - 0.3%
KBR, Inc.	2,620	63,640
MasTec, Inc. (a)	2,321	83,556
		147,196
Electrical Equipment - 1.9%
Acuity Brands, Inc.	801	100,534
AZZ, Inc.	1,596	71,038
Encore Wire Corp.	3,890	189,054
EnerSys	715	49,364
Generac Holdings, Inc.	5,833	283,950
GrafTech International Ltd. (a)	13,242	138,379
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Polypore International, Inc. (a)	722	$ 32,093
Regal-Beloit Corp.	1,801	137,470
Sensata Technologies Holding BV (a)	832	35,684
		1,037,566
Machinery - 4.8%
Actuant Corp. Class A	2,205	78,344
AGCO Corp.	1,507	81,318
Allison Transmission Holdings, Inc.	7,694	238,283
Altra Industrial Motion Corp.	1,842	62,978
Chart Industries, Inc. (a)	534	38,389
CLARCOR, Inc.	727	42,551
Crane Co.	1,219	90,340
ESCO Technologies, Inc.	580	19,500
Flowserve Corp.	804	59,287
Greenbrier Companies, Inc. (a)	1,775	98,513
IDEX Corp.	1,730	132,656
ITT Corp.	7,227	315,675
Joy Global, Inc.	597	34,119
Lincoln Electric Holdings, Inc.	1,528	100,374
Manitowoc Co., Inc.	1,600	43,280
Meritor, Inc. (a)	3,150	43,502
Middleby Corp. (a)	584	139,471
Nordson Corp.	246	20,059
Oshkosh Truck Corp.	4,650	251,333
Proto Labs, Inc. (a)	491	32,396
Rexnord Corp. (a)	2,709	69,269
TriMas Corp. (a)	2,136	74,995
Trinity Industries, Inc.	1,533	132,650
Twin Disc, Inc.	1,230	39,914
WABCO Holdings, Inc. (a)	1,254	133,890
Wabtec Corp.	2,756	217,007
Woodward, Inc.	1,350	60,345
		2,650,438
Marine - 0.6%
Danaos Corp. (a)	2,300	13,685
Diana Shipping, Inc. (a)	6,226	67,863
Kirby Corp. (a)	1,003	110,882
Navios Maritime Holdings, Inc.	5,384	48,725
Safe Bulkers, Inc.	7,550	61,155
		302,310
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.7%
Advisory Board Co. (a)	812	$ 39,293
FTI Consulting, Inc. (a)	900	29,043
Huron Consulting Group, Inc. (a)	1,560	105,893
Korn/Ferry International (a)	2,425	73,647
Manpower, Inc.	905	74,192
Paylocity Holding Corp. (a)	572	11,137
WageWorks, Inc. (a)	740	29,955
		363,160
Road & Rail - 1.3%
AMERCO	725	200,173
ArcBest Corp.	2,750	117,618
Knight Transportation, Inc.	3,758	91,582
Old Dominion Freight Lines, Inc. (a)	1,270	81,229
Ryder System, Inc.	780	67,696
Swift Transporation Co. (a)	6,880	170,349
		728,647
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	271	11,181
GATX Corp.	2,335	153,760
MSC Industrial Direct Co., Inc. Class A	321	29,522
United Rentals, Inc. (a)	1,302	131,567
Watsco, Inc.	853	85,837
WESCO International, Inc. (a)	1,010	86,274
		498,141
TOTAL INDUSTRIALS		8,880,836
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 2.4%
Arris Group, Inc. (a)	7,157	236,968
Aruba Networks, Inc. (a)	3,661	67,783
Aviat Networks, Inc. (a)	3,500	3,710
Brocade Communications Systems, Inc.	4,050	36,936
Calix Networks, Inc. (a)	4,487	36,614
Ceragon Networks Ltd. (a)	2,500	5,800
Ciena Corp. (a)	2,800	54,320
CommScope Holding Co., Inc.	4,050	107,082
F5 Networks, Inc. (a)	1,700	184,535
Finisar Corp. (a)	14,014	332,833
Infinera Corp. (a)	5,420	49,322
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Palo Alto Networks, Inc. (a)	150	$ 11,237
Riverbed Technology, Inc. (a)	3,152	64,049
Sierra Wireless, Inc. (a)	1,950	36,621
Ubiquiti Networks, Inc. (a)	1,461	51,077
		1,278,887
Electronic Equipment & Components - 3.3%
Cognex Corp. (a)	5,300	190,800
CTS Corp.	3,752	65,698
Dolby Laboratories, Inc. Class A (a)	920	38,217
FLIR Systems, Inc.	2,488	86,856
II-VI, Inc. (a)	2,130	28,670
InvenSense, Inc. (a)	8,150	157,295
IPG Photonics Corp. (a)	4,160	262,496
Itron, Inc. (a)	990	38,066
Jabil Circuit, Inc.	1,200	22,584
Littelfuse, Inc.	2,169	190,135
Maxwell Technologies, Inc. (a)	600	10,416
Mercury Systems, Inc. (a)	2,200	25,784
National Instruments Corp.	2,125	60,860
Orbotech Ltd. (a)	3,588	55,291
OSI Systems, Inc. (a)	585	33,316
Plexus Corp. (a)	1,312	54,789
SYNNEX Corp. (a)	2,765	182,794
Tech Data Corp. (a)	2,410	143,419
Trimble Navigation Ltd. (a)	4,062	146,516
Universal Display Corp. (a)	1,050	27,468
		1,821,470
Internet Software & Services - 2.6%
AOL, Inc. (a)	2,330	84,532
Bankrate, Inc. (a)	1,840	27,876
Benefitfocus, Inc.	461	17,075
Borderfree, Inc. (a)	1,354	20,202
ChannelAdvisor Corp. (a)	1,113	23,084
Constant Contact, Inc. (a)	2,810	83,007
Conversant, Inc. (a)	3,959	93,353
CoStar Group, Inc. (a)	1,092	173,137
Cvent, Inc.	1,243	31,100
DealerTrack Holdings, Inc. (a)	2,723	108,130
Demandware, Inc. (a)	682	41,527
Digital River, Inc. (a)	3,550	55,877
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
E2open, Inc. (a)	1,855	$ 32,611
GrubHub, Inc.	993	33,841
LinkedIn Corp. (a)	193	30,897
LogMeIn, Inc. (a)	3,090	131,541
Millennial Media, Inc. (a)	5,164	20,759
OpenTable, Inc. (a)	980	66,395
Pandora Media, Inc. (a)	1,143	28,038
SciQuest, Inc. (a)	3,459	58,561
Shutterstock, Inc. (a)	561	36,487
Web.com Group, Inc. (a)	4,525	155,841
Xoom Corp. (a)	2,116	46,975
Yelp, Inc. (a)	612	40,484
		1,441,330
IT Services - 1.4%
Convergys Corp.	1,460	31,857
CoreLogic, Inc. (a)	2,780	79,313
DST Systems, Inc.	450	41,018
EPAM Systems, Inc. (a)	1,986	83,551
Euronet Worldwide, Inc. (a)	5,025	236,879
Gartner, Inc. Class A (a)	208	14,787
iGATE Corp. (a)	2,987	104,157
MoneyGram International, Inc. (a)	2,540	33,477
Teradata Corp. (a)	1,151	48,330
VeriFone Systems, Inc. (a)	1,180	38,716
WEX, Inc. (a)	520	50,071
		762,156
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Energy Industries, Inc. (a)	3,550	69,474
Ceva, Inc. (a)	1,100	17,215
First Solar, Inc. (a)	1,580	97,612
FormFactor, Inc. (a)	4,100	29,766
Freescale Semiconductor, Inc. (a)	2,390	53,034
GT Advanced Technologies, Inc. (a)	11,300	190,518
Lam Research Corp.	1,165	72,277
MagnaChip Semiconductor Corp. (a)	2,423	30,094
Mellanox Technologies Ltd. (a)	1,927	60,855
Microsemi Corp. (a)	4,064	98,877
MKS Instruments, Inc.	1,823	52,594
ON Semiconductor Corp. (a)	18,000	156,420
Power Integrations, Inc.	1,651	83,029
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Rambus, Inc. (a)	5,900	$ 71,390
Rubicon Technology, Inc. (a)	2,938	24,944
Silicon Laboratories, Inc. (a)	2,212	99,805
Skyworks Solutions, Inc.	4,182	181,122
Spansion, Inc. Class A (a)	2,620	49,911
Teradyne, Inc.	9,591	170,720
Ultratech, Inc. (a)	3,041	77,181
Veeco Instruments, Inc. (a)	450	14,994
		1,701,832
Software - 4.8%
Advent Software, Inc.	568	17,188
ANSYS, Inc. (a)	998	73,303
Aspen Technology, Inc. (a)	2,273	97,716
BroadSoft, Inc. (a)	1,984	42,795
Cadence Design Systems, Inc. (a)	8,103	135,239
CommVault Systems, Inc. (a)	1,783	87,224
Comverse, Inc. (a)	1,695	41,951
Concur Technologies, Inc. (a)	602	51,393
Covisint Corp.	1,850	9,361
Electronic Arts, Inc. (a)	1,150	40,400
Fleetmatics Group PLC (a)	1,434	40,869
Gigamon, Inc. (a)	1,200	20,412
Infoblox, Inc. (a)	2,031	26,322
Informatica Corp. (a)	2,406	88,036
Interactive Intelligence Group, Inc. (a)	1,445	73,247
Manhattan Associates, Inc. (a)	6,374	206,900
Mentor Graphics Corp.	3,570	75,648
MICROS Systems, Inc. (a)	1,372	73,292
MicroStrategy, Inc. Class A (a)	587	82,837
Model N, Inc. (a)	3,279	36,266
NetScout Systems, Inc. (a)	2,240	87,069
Nuance Communications, Inc. (a)	5,865	94,925
Parametric Technology Corp. (a)	2,100	77,280
PROS Holdings, Inc. (a)	1,003	23,069
Qlik Technologies, Inc. (a)	4,120	89,445
Qualys, Inc. (a)	2,200	52,008
Rovi Corp. (a)	4,380	105,865
SeaChange International, Inc. (a)	4,100	39,278
ServiceNow, Inc. (a)	682	35,675
SolarWinds, Inc. (a)	2,656	103,823
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Splunk, Inc. (a)	211	$ 8,832
SS&C Technologies Holdings, Inc. (a)	744	31,732
Synchronoss Technologies, Inc. (a)	1,743	55,340
Tableau Software, Inc.	221	12,827
TIBCO Software, Inc. (a)	5,301	114,025
TiVo, Inc. (a)	10,900	129,691
Ultimate Software Group, Inc. (a)	1,026	130,435
Varonis Systems, Inc.	421	10,310
Verint Systems, Inc. (a)	2,200	101,926
Workday, Inc. Class A (a)	186	14,577
		2,638,531
Technology Hardware, Storage & Peripherals - 0.8%
Cray, Inc. (a)	3,009	84,372
Electronics for Imaging, Inc. (a)	2,475	100,708
Logitech International SA (Reg.)	5,050	66,262
NCR Corp. (a)	4,928	160,948
Quantum Corp. (a)	7,000	7,980
Stratasys Ltd. (a)	351	32,650
		452,920
TOTAL INFORMATION TECHNOLOGY		10,097,126
MATERIALS - 5.9%
Chemicals - 2.7%
Chemtura Corp. (a)	6,072	151,679
Cytec Industries, Inc.	1,830	181,811
Ferro Corp. (a)	4,207	53,850
Huntsman Corp.	7,000	186,830
Innospec, Inc.	701	29,561
Intrepid Potash, Inc. (a)	9,680	156,913
Koppers Holdings, Inc.	1,962	71,299
LSB Industries, Inc. (a)	4,257	162,447
Marrone Bio Innovations, Inc.	662	7,196
Methanex Corp.	2,233	128,094
PolyOne Corp.	2,661	106,786
Quaker Chemical Corp.	1,050	77,732
Rockwood Holdings, Inc.	1,316	100,503
Tronox Ltd. Class A	3,145	83,563
		1,498,264
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.2%
Eagle Materials, Inc.	481	$ 41,833
Martin Marietta Materials, Inc.	658	80,802
		122,635
Containers & Packaging - 1.0%
Avery Dennison Corp.	1,670	84,669
Berry Plastics Group, Inc. (a)	5,534	130,658
Crown Holdings, Inc. (a)	1,820	88,907
Graphic Packaging Holding Co. (a)	8,175	89,843
Rock-Tenn Co. Class A	1,252	126,490
Sealed Air Corp.	1,490	49,066
		569,633
Metals & Mining - 1.8%
Allegheny Technologies, Inc.	9,240	379,487
Carpenter Technology Corp.	1,172	73,238
Century Aluminum Co. (a)	10,502	143,352
Cliffs Natural Resources, Inc.	1,400	21,952
Globe Specialty Metals, Inc.	1,976	39,500
Horsehead Holding Corp. (a)	2,056	34,088
Iluka Resources Ltd.	5,557	44,993
Molycorp, Inc. (a)	6,226	17,246
Schnitzer Steel Industries, Inc. Class A	2,047	51,011
Steel Dynamics, Inc.	3,200	55,264
Stillwater Mining Co. (a)	5,250	88,253
Walter Energy, Inc.	2,035	9,931
		958,315
Paper & Forest Products - 0.2%
P.H. Glatfelter Co.	4,145	109,096
TOTAL MATERIALS		3,257,943
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
Level 3 Communications, Inc. (a)	6,200	270,630
VocalTec Communications Ltd. (a)	1,825	26,590
		297,220
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	1,416	143,724
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telephone & Data Systems, Inc.	800	$ 22,168
U.S. Cellular Corp.	500	21,475
		187,367
TOTAL TELECOMMUNICATION SERVICES		484,587
UTILITIES - 1.9%
Electric Utilities - 0.6%
Allete, Inc.	677	33,627
Great Plains Energy, Inc.	3,147	80,091
ITC Holdings Corp.	2,452	89,743
Portland General Electric Co.	2,260	74,738
UIL Holdings Corp.	1,430	52,867
		331,066
Gas Utilities - 0.5%
Atmos Energy Corp.	4,530	226,953
Southwest Gas Corp.	1,053	55,135
		282,088
Independent Power and Renewabl - 0.1%
Ormat Technologies, Inc.	1,780	53,008
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (a)	2,000	67,400
NRG Energy, Inc.	1,263	45,013
		112,413
Multi-Utilities - 0.5%
Ameren Corp.	5,450	214,458
CMS Energy Corp.	2,000	59,500
		273,958
TOTAL UTILITIES		1,052,533
TOTAL COMMON STOCKS (Cost $43,390,958)		52,260,768
Equity Funds - 0.9%

Sector Funds - 0.9%
PowerShares S&P SmallCap Financials Portfolio ETF (Cost $456,552)	12,790	491,008
Money Market Funds - 3.9%
	Shares	Value
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $2,169,748)	2,169,748	$ 2,169,748
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $46,017,258)		54,921,524
NET OTHER ASSETS (LIABILITIES) - 0.1%		39,661
NET ASSETS - 100%		$ 54,961,185
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
6 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2014	$ 826,080	$ 7,536

The face value of futures purchased as a percentage of net assets is 1.5%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $46,118,283. Net unrealized appreciation aggregated $8,803,241, of which $10,373,680 related to appreciated investment securities and $1,570,439 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® U.S. Opportunity
Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2014

1.912878.103

SUO-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 25.9%
Fidelity Advisor Mega Cap Stock Fund Institutional Class (c)	25,404,310	$ 407,993,217
Fidelity Growth & Income Portfolio (c)	2,567,823	74,056,014
Fidelity Large Cap Stock Fund (c)	5,191,610	146,974,491
iShares S&P 100 Index ETF	4,257,980	364,355,349
SPDR S&P 500 ETF	2,151,100	414,366,394
Vanguard Dividend Appreciation ETF	1,800	138,978
Yacktman Focused Fund Service Class	874,342	22,899,027
TOTAL LARGE BLEND FUNDS		1,430,783,470
Large Growth Funds - 6.8%
PowerShares QQQ Trust ETF	4,128,500	376,973,335
Large Value Funds - 1.6%
Fidelity Blue Chip Value Fund (c)	2,283,127	34,338,236
Hotchkis and Wiley Large Cap Value Fund Class A	1,991,577	51,800,919
TOTAL LARGE VALUE FUNDS		86,139,155
Sector Funds - 65.7%
Consumer Discretionary Select Sector SPDR ETF	1,057,200	69,426,324
Consumer Staples Select Sector SPDR ETF	2,908,800	130,896,000
Fidelity Advisor Consumer Staples Fund Institutional Class (c)	2,026,945	187,370,838
Fidelity Advisor Materials Fund Institutional Class (c)	755,430	64,891,402
Fidelity Advisor Technology Fund Institutional Class (c)	4,812,563	176,621,053
Fidelity Air Transportation Portfolio (c)	943,512	61,450,919
Fidelity Banking Portfolio (c)	3,305,890	83,870,427
Fidelity Chemicals Portfolio (c)	570,264	86,178,221
Fidelity Communications Equipment Portfolio (c)	509,875	16,214,013
Fidelity Computers Portfolio (c)	233,684	17,685,233
Fidelity Consumer Discretionary Portfolio (c)	11,495,775	362,806,660
Fidelity Consumer Finance Portfolio (c)	136,578	2,086,915
Fidelity Electronics Portfolio (c)	906,390	65,994,287
Fidelity Energy Portfolio (c)	3,890,275	227,581,101
Fidelity Financial Services Portfolio (c)	4,807,546	395,132,243
Fidelity Gold Portfolio (a)(c)	195,475	3,884,094
Fidelity Health Care Portfolio (c)	1,785,821	350,842,313
Fidelity Industrials Portfolio (c)	11,489,934	373,422,870
Fidelity Leisure Portfolio (c)	718,531	92,151,553
Fidelity Natural Gas Portfolio (c)	3,743,081	162,749,157
Fidelity Pharmaceuticals Portfolio (c)	4,232,051	85,233,501
Fidelity Telecom and Utilities Fund (c)	407,571	9,826,542
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Telecommunications Portfolio (c)	1,043,083	$ 63,940,960
Fidelity Transportation Portfolio (c)	700,915	57,510,093
Fidelity Utilities Portfolio (c)	1,445,297	108,440,622
Financial Select Sector SPDR ETF	1,829,900	40,788,471
Industrial Select Sector SPDR ETF	312,800	16,906,840
iShares Dow Jones U.S. Technology Sector Index ETF	805,300	75,875,366
iShares Dow Jones U.S. Telecommunications Sector Index ETF	2,325,900	70,125,885
SPDR S&P Pharmaceuticals ETF	330,400	32,716,208
Technology Select Sector SPDR ETF	662,700	25,063,314
Vanguard Information Technology ETF	217,300	20,393,605
Vanguard REIT ETF	1,123,600	83,921,684
TOTAL SECTOR FUNDS		3,621,998,714
TOTAL EQUITY FUNDS (Cost $4,947,227,392)		5,515,894,674
Money Market Funds - 0.8%

SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $44,240,411)	44,240,411	44,240,411
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $4,991,467,803)		5,560,135,085
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(42,239,490)
NET ASSETS - 100%		$ 5,517,895,595
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Consumer Staples Fund Institutional Class	$ 30,379,647	$ 150,572,768	$ -	$ 418,549	$ 187,370,838
Fidelity Advisor Diversified Stock Fund Institutional Class	215,008,878	-	219,057,289	-	-
Fidelity Advisor Equity Income Fund Institutional Class	33,750,098	-	34,067,314	-	-
Fidelity Advisor Materials Fund Institutional Class	-	64,010,310	-	-	64,891,402
Fidelity Advisor Mega Cap Stock Fund Institutional Class	203,454,729	189,410,354	-	-	407,993,217
Fidelity Advisor Real Estate Fund Institutional Class	49,043,503	-	48,975,643	-	-
Fidelity Advisor Technology Fund Institutional Class	66,164,400	110,517,962	-	-	176,621,053
Fidelity Air Transportation Portfolio	57,247,749	316,167	-	25,331	61,450,919
Fidelity Banking Portfolio	162,725,905	66,900,737	136,690,000	592,701	83,870,427
Fidelity Blue Chip Value Fund	42,979,617	-	10,000,000	-	34,338,236
Fidelity Brokerage and Investment Management Portfolio	103,941,769	-	103,551,386	-	-
Fidelity Chemicals Portfolio	92,798,768	151,185,262	155,372,996	320,975	86,178,221
Fidelity Communications Equipment Portfolio	61,151,911	18,380	45,000,000	2,297	16,214,013
Fidelity Computers Portfolio	38,284,908	69,507	20,000,000	69,507	17,685,233
Fidelity Consumer Discretionary Portfolio	71,038,873	304,042,857	-	80,294	362,806,660
Fidelity Consumer Finance Portfolio	29,328,494	1,854,809	27,064,439	57,810	2,086,915
Fidelity Defense and Aerospace Portfolio	67,838,292	-	66,309,501	-	-
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Electronics Portfolio	$ 61,875,630	$ 48,906	$ -	$ 48,906	$ 65,994,287
Fidelity Energy Portfolio	12,985,503	210,183,057	-	20,084	227,581,101
Fidelity Energy Service Portfolio	20,378,564	-	21,090,260	-	-
Fidelity Financial Services Portfolio	87,651,839	302,892,250	-	202,250	395,132,243
Fidelity Gold Portfolio	19,453,125	-	14,000,000	-	3,884,094
Fidelity Growth & Income Portfolio	70,890,908	291,543	-	291,543	74,056,014
Fidelity Health Care Portfolio	319,054,019	61,069,260	-	-	350,842,313
Fidelity Industrials Portfolio	179,523,023	197,190,379	-	234,462	373,422,870
Fidelity IT Services Portfolio	108,595,225	26,313	104,812,649	-	-
Fidelity Large Cap Stock Fund	144,378,686	-	-	-	146,974,491
Fidelity Leisure Portfolio	104,463,549	3,177,610	10,000,000	289,296	92,151,553
Fidelity Medical Delivery Portfolio	5,269,825	201,446	5,157,090	-	-
Fidelity Medical Equipment and Systems Portfolio	46,216,431	2,379,484	45,011,398	-	-
Fidelity Multimedia Portfolio	50,862,066	148,115	49,312,799	497	-
Fidelity Natural Gas Portfolio	155,444,478	289,771	10,000,000	134,962	162,749,157
Fidelity OTC Portfolio	115,347,563	-	109,808,521	-	-
Fidelity Pharmaceuticals Portfolio	145,393,928	7,218,992	57,480,592	581,305	85,233,501
Fidelity Retailing Portfolio	56,505,253	753,022	53,912,315	4,014	-
Fidelity Software and Computer Services Portfolio	347,945,461	9,379,813	319,928,842	-	-
Fidelity Telecom and Utilities Fund	184,386,331	1,437,922	178,564,381	1,437,922	9,826,542
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Telecommunications Portfolio	$ 11,997,658	$ 50,258,358	$ -	$ 258,358	$ 63,940,960
Fidelity Transportation Portfolio	52,669,772	779,551	-	84,238	57,510,093
Fidelity Utilities Portfolio	125,495,044	30,190,572	55,000,000	596,919	108,440,622
Total	$ 3,751,921,422	$ 1,916,815,477	$ 1,900,167,415	$ 5,752,220	$ 3,719,246,975
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $4,992,139,079. Net unrealized appreciation aggregated $567,996,006, of which $584,478,046 related to appreciated investment securities and $16,482,040 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Subsequent Event
In June 2014, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund will distribute all of its net assets to its shareholders on or about August 8, 2014.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
U.S. Opportunity II Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2014

1.912854.103

SUI-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 14.0%
Fidelity Advisor Mega Cap Stock Fund Institutional Class (c)	6,448,148	$ 103,557,249
Fidelity Growth & Income Portfolio (c)	59,461	1,714,866
Fidelity Large Cap Stock Fund (c)	665,013	18,826,505
TOTAL LARGE BLEND FUNDS		124,098,620
Large Value Funds - 8.6%
Fidelity Blue Chip Value Fund (c)	424,486	6,384,266
Fidelity Large Cap Value Enhanced Index Fund (c)	6,524,749	69,553,822
TOTAL LARGE VALUE FUNDS		75,938,088
Mid-Cap Value Funds - 0.1%
Fidelity Mid Cap Value Fund (c)	46,138	1,074,104
Sector Funds - 77.3%
Fidelity Advisor Consumer Staples Fund Institutional Class (c)	664,060	61,385,710
Fidelity Advisor Materials Fund Institutional Class (c)	221,258	19,006,051
Fidelity Advisor Real Estate Fund Institutional Class (c)	559,671	12,598,191
Fidelity Advisor Technology Fund Institutional Class (c)	2,318,729	85,097,342
Fidelity Air Transportation Portfolio (c)	193,057	12,573,772
Fidelity Banking Portfolio (c)	178,651	4,532,365
Fidelity Chemicals Portfolio (c)	54,348	8,213,069
Fidelity Communications Equipment Portfolio (c)	202,766	6,447,965
Fidelity Consumer Discretionary Portfolio (c)	2,238,722	70,654,053
Fidelity Consumer Finance Portfolio (c)	279,319	4,267,996
Fidelity Electronics Portfolio (c)	99,965	7,278,439
Fidelity Energy Portfolio (c)	860,686	50,350,108
Fidelity Financial Services Portfolio (c)	1,063,025	87,369,986
Fidelity Gold Portfolio (a)(c)	61,634	1,224,662
Fidelity Health Care Portfolio (c)	417,433	82,008,972
Fidelity Industrials Portfolio (c)	2,111,828	68,634,398
Fidelity Leisure Portfolio (c)	82,122	10,532,173
Fidelity Natural Gas Portfolio (c)	519,945	22,607,205
Fidelity Natural Resources Portfolio (c)	160,408	6,506,132
Fidelity Pharmaceuticals Portfolio (c)	173,663	3,497,572
Fidelity Telecom and Utilities Fund (c)	369,160	8,900,444
Fidelity Telecommunications Portfolio (c)	198,723	12,181,739
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Transportation Portfolio (c)	134,808	$ 11,061,021
Fidelity Utilities Portfolio (c)	358,642	26,908,911
TOTAL SECTOR FUNDS		683,838,276
TOTAL EQUITY FUNDS (Cost $765,735,543)		884,949,088
Money Market Funds - 0.0%

SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $100,001)	100,001	100,001
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $765,835,544)		885,049,089
NET OTHER ASSETS (LIABILITIES) - 0.0%		(231,413)
NET ASSETS - 100%		$ 884,817,676
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Consumer Staples Fund Institutional Class	$ 27,312,543	$ 31,837,181	$ -	$ 167,336	$ 61,385,710
Fidelity Advisor Diversified Stock Fund Institutional Class	52,010,743	-	52,809,395	-	-
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 1,256,334	$ 8,789,348	$ 9,638,668	$ -	$ -
Fidelity Advisor Materials Fund Institutional Class	-	18,740,000	-	-	19,006,051
Fidelity Advisor Mega Cap Stock Fund Institutional Class	74,610,047	25,076,983	-	-	103,557,249
Fidelity Advisor Real Estate Fund Institutional Class	24,433,398	-	12,505,954	-	12,598,191
Fidelity Advisor Technology Fund Institutional Class	22,284,744	61,653,077	-	-	85,097,342
Fidelity Air Transportation Portfolio	11,713,741	64,692	-	5,183	12,573,772
Fidelity Banking Portfolio	30,954,343	966,582	26,320,000	83,019	4,532,365
Fidelity Biotechnology Portfolio	17,717,390	-	17,737,150	-	-
Fidelity Blue Chip Value Fund	15,789,994	-	9,789,117	-	6,384,266
Fidelity Brokerage and Investment Management Portfolio	19,963,804	6,428	19,843,579	2,500	-
Fidelity Chemicals Portfolio	24,341,849	19,995,840	35,974,091	42,020	8,213,069
Fidelity Communications Equipment Portfolio	13,687,724	6,482	7,361,396	810	6,447,965
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Computers Portfolio	$ 4,229,479	$ 7,679	$ 4,076,983	$ 7,679	$ -
Fidelity Consumer Discretionary Portfolio	25,059,792	48,054,075	-	15,809	70,654,053
Fidelity Consumer Finance Portfolio	11,791,050	745,696	7,500,000	24,078	4,267,996
Fidelity Defense and Aerospace Portfolio	13,873,283	-	13,573,172	-	-
Fidelity Electronics Portfolio	6,824,197	5,394	-	5,394	7,278,439
Fidelity Energy Portfolio	19,760,636	31,759,178	2,680,698	26,429	50,350,108
Fidelity Energy Service Portfolio	6,141,239	147,321	6,349,076	828	-
Fidelity Financial Services Portfolio	41,233,964	44,848,580	-	65,976	87,369,986
Fidelity Gold Portfolio	7,435,665	-	5,500,000	-	1,224,662
Fidelity Growth & Income Portfolio	10,137,059	6,751	8,578,233	6,751	1,714,866
Fidelity Health Care Portfolio	77,666,610	16,686,777	5,000,000	-	82,008,972
Fidelity Industrials Portfolio	36,744,052	32,657,920	-	47,989	68,634,398
Fidelity IT Services Portfolio	29,165,078	29,641	28,000,340	-	-
Fidelity Large Cap Stock Fund	18,493,998	-	-	-	18,826,505
Fidelity Large Cap Value Enhanced Index	-	68,395,262	-	-	69,553,822
Fidelity Leisure Portfolio	18,074,826	549,807	7,000,000	50,055	10,532,173
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Medical Delivery Portfolio	$ 11,609,262	$ 203,287	$ 11,618,446	$ -	$ -
Fidelity Medical Equipment and Systems Portfolio	12,910,856	339,048	12,810,715	-	-
Fidelity Mid Cap Value Fund	-	6,125,485	5,000,000	1,811	1,074,104
Fidelity Multimedia Portfolio	4,192,385	-	4,080,968	-	-
Fidelity Natural Gas Portfolio	29,262,019	39,599	9,042,094	18,443	22,607,205
Fidelity Natural Resources Portfolio	6,036,683	35,726	-	638	6,506,132
Fidelity OTC Portfolio	24,627,927	-	23,345,017	-	-
Fidelity Pharmaceuticals Portfolio	34,133,375	851,795	29,722,792	68,590	3,497,572
Fidelity Real Estate Investment Portfolio	9,787,073	-	9,786,494	-	-
Fidelity Retailing Portfolio	15,667,332	249,129	14,925,801	1,422	-
Fidelity Software and Computer Services Portfolio	68,290,191	1,695,774	63,374,164	-	-
Fidelity Telecom and Utilities Fund	36,217,780	265,875	28,315,942	265,875	8,900,444
Fidelity Telecommunications Portfolio	1,838,645	10,246,738	-	246,738	12,181,739
Fidelity Transportation Portfolio	10,130,073	149,933	-	16,202	11,061,021
Fidelity Utilities Portfolio	23,163,009	7,125,965	5,000,000	110,175	26,908,911
Total	$ 950,574,192	$ 369,963,786	$ 497,260,285	$ 1,281,750	$ 884,949,088
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $766,022,745. Net unrealized appreciation aggregated $119,026,344, of which $121,369,596 related to appreciated investment securities and $2,343,252 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Subsequent Event
In June 2014, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund will distribute all of its net assets to its shareholders on or about August 8, 2014.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2014
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	July 30, 2014